UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Spartan Mid Cap Index Fund
Investor Class	.26%
Actual		$ 1,000.00	$ 1,116.80	$ 1.37
Hypothetical A		$ 1,000.00	$ 1,023.57	$ 1.31
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,117.80	$ .63
Hypothetical A		$ 1,000.00	$ 1,024.27	$ .60
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,118.80	$ .42
Hypothetical A		$ 1,000.00	$ 1,024.47	$ .40
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,118.90	$ .32
Hypothetical A		$ 1,000.00	$ 1,024.57	$ .30
Spartan Small Cap Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 1,108.50	$ 1.63
Hypothetical A		$ 1,000.00	$ 1,023.32	$ 1.56
Fidelity Advantage Class	.17%
Actual		$ 1,000.00	$ 1,108.40	$ .89
Hypothetical A		$ 1,000.00	$ 1,024.02	$ .86
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,109.40	$ .68
Hypothetical A		$ 1,000.00	$ 1,024.22	$ .65
Fidelity Advantage Institutional Class	.11%
Actual		$ 1,000.00	$ 1,109.50	$ .58
Hypothetical A		$ 1,000.00	$ 1,024.32	$ .55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Spartan® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Spartan® Mid Cap Index Fund's - Institutional Class and Fidelity Advantage® Institutional Class cumulative total return and show you what would have happened if Institutional Class and Fidelity Advantage Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Mid Cap Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Annual Report

Spartan Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks largely overcame a summer swoon, leaving major equity benchmarks with only modest returns for the year ending April 30, 2012. The financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade weighed on equities throughout the summer and early fall. In October, however, healthier manufacturing, consumer and employment data helped rejuvenate markets and investors' appetite for riskier assets. Stocks skidded in November on renewed recession fears, but the U.S. economy was resilient, and major equity benchmarks went on to post their best first-quarter performance since 1998. But, stocks slipped modestly in April, as resurfacing concerns about European debt and a potentially sharp slowdown in China's economy put the brakes on much of the earlier momentum. For the full 12 months, the broad-based S&P 500® Index rose 4.76%, while the blue-chip-laden Dow Jones Industrial AverageSM added 5.97% and the technology-heavy Nasdaq Composite® Index gained 7.12%. Small- and mid-cap stocks trailed their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes declining 4.25% and 0.03%, respectively. Despite a strong rally early in 2012, foreign developed-markets stocks were unable to shed the weight of Europe's debt woes, and the MSCI® EAFE® (Europe, Australasia, Far East) Index finished down 12.70%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Mid Cap Index Fund: From inception on September 8, 2011, through April 30, 2012, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 17.59% and 17.60%, respectively, in line with the benchmark Russell Midcap® Index, which returned 17.64% during the same time frame. The top contributor was El Paso, one of the country's largest natural gas producers, whose shares rose sharply in October 2011, after the company agreed to be acquired by Kinder Morgan for a premium price. In health care, Intuitive Surgical, a maker of minimally invasive robotic surgical systems, enjoyed good stock performance, as did Alexion Pharmaceuticals. Shares in retailers Macy's and Ross Stores did well, along with Citrix Systems, a provider of information technology software solutions. In contrast, the biggest detractor was Green Mountain Coffee Roasters, a maker of single-serve coffee pods. Another weak performer was Netflix, which struggled amid increased subscriber losses. Coal company Peabody Energy detracted, as did solar-energy equipment manufacturer First Solar and wireless telecommunication services provider NII Holdings, which owns the Nextel brand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp.	0.5	0.5
Intuitive Surgical, Inc.	0.5	0.4
Spectra Energy Corp.	0.5	0.5
Ecolab, Inc.	0.4	0.3
Discover Financial Services	0.4	0.3
Marsh & McLennan Companies, Inc.	0.4	0.4
Lorillard, Inc.	0.4	0.4
Equity Residential (SBI)	0.4	0.4
Bed Bath & Beyond, Inc.	0.4	0.4
Consolidated Edison, Inc.	0.4	0.5
	4.3
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.7
Consumer Discretionary	16.1	15.8
Information Technology	13.1	13.6
Industrials	12.6	12.4
Health Care	9.6	9.6
Energy	7.5	8.3
Materials	6.6	6.5
Utilities	6.5	7.1
Consumer Staples	6.2	6.3
Telecommunication Services	1.1	1.2

Annual Report

Spartan Mid Cap Index Fund

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.8%
Autoliv, Inc.	946	$ 59,352
BorgWarner, Inc. (a)	1,197	94,611
Delphi Automotive PLC	1,250	38,363
Federal-Mogul Corp. Class A (a)	208	2,689
Gentex Corp.	1,500	32,955
Lear Corp.	1,118	46,397
The Goodyear Tire & Rubber Co. (a)	2,638	28,965
TRW Automotive Holdings Corp. (a)	1,118	51,104
Visteon Corp. (a)	565	28,346
		382,782
Automobiles - 0.4%
Harley-Davidson, Inc.	2,560	133,965
Tesla Motors, Inc. (a)	610	20,209
Thor Industries, Inc.	483	16,340
		170,514
Distributors - 0.3%
Genuine Parts Co.	1,708	110,644
LKQ Corp. (a)	1,579	52,818
		163,462
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,202	42,334
Career Education Corp. (a)	588	4,192
DeVry, Inc.	715	22,987
Education Management Corp. (a)	331	4,104
H&R Block, Inc.	3,315	48,731
ITT Educational Services, Inc. (a)	254	16,769
Service Corp. International	2,438	28,232
Weight Watchers International, Inc.	250	18,990
		186,339
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	454	22,042
Brinker International, Inc.	879	27,662
Chipotle Mexican Grill, Inc. (a)	338	139,983
Choice Hotels International, Inc.	283	10,646
Darden Restaurants, Inc.	1,395	69,862
Dunkin' Brands Group, Inc.	312	10,099
Hyatt Hotels Corp. Class A (a)	452	19,450
International Game Technology	3,315	51,648
Marriott International, Inc. Class A	2,832	110,703
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Marriott Vacations Worldwide Corp.	268	$ 7,914
MGM Mirage, Inc. (a)	3,746	50,271
Panera Bread Co. Class A (a)	310	48,955
Penn National Gaming, Inc. (a)	729	32,790
Royal Caribbean Cruises Ltd.	1,496	40,946
Starwood Hotels & Resorts Worldwide, Inc.	2,126	125,859
Wendy's Co.	3,093	15,063
WMS Industries, Inc. (a)	640	15,686
Wyndham Worldwide Corp.	1,583	79,688
Wynn Resorts Ltd.	700	93,380
		972,647
Household Durables - 1.3%
D.R. Horton, Inc.	3,023	49,426
Garmin Ltd.	1,178	55,519
Harman International Industries, Inc.	756	37,482
Jarden Corp.	830	34,802
Leggett & Platt, Inc.	1,549	33,722
Lennar Corp. Class A	1,763	48,906
Mohawk Industries, Inc. (a)	608	40,748
Newell Rubbermaid, Inc.	3,143	57,203
NVR, Inc. (a)	56	43,901
PulteGroup, Inc. (a)	3,604	35,463
Tempur-Pedic International, Inc. (a)	695	40,894
Toll Brothers, Inc. (a)	1,617	41,072
Tupperware Brands Corp.	627	39,056
Whirlpool Corp.	814	52,112
		610,306
Internet & Catalog Retail - 0.6%
Expedia, Inc.	1,066	45,444
Groupon, Inc. Class A (a)	353	3,781
HomeAway, Inc.	80	2,084
Liberty Media Corp. Interactive Series A (a)	6,519	122,818
Netflix, Inc. (a)	611	48,966
TripAdvisor, Inc. (a)	1,061	39,798
		262,891
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	1,239	45,521
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Mattel, Inc.	3,768	$ 126,605
Polaris Industries, Inc.	702	55,767
		227,893
Media - 2.9%
AMC Networks, Inc. Class A	566	24,055
Cablevision Systems Corp. - NY Group Class A	2,366	35,064
Charter Communications, Inc. Class A (a)	553	33,440
Clear Channel Outdoor Holding, Inc. Class A	451	3,414
Discovery Communications, Inc. (a)	2,878	156,621
DISH Network Corp. Class A	2,171	69,407
DreamWorks Animation SKG, Inc. Class A (a)	801	14,426
Gannett Co., Inc.	2,623	36,250
Interpublic Group of Companies, Inc.	5,040	59,522
John Wiley & Sons, Inc. Class A	479	21,646
Lamar Advertising Co. Class A (a)	620	19,728
Liberty Global, Inc. Class A (a)	2,995	149,181
Liberty Media Corp. Capital Series A (a)	1,280	111,923
Madison Square Garden Co. Class A (a)	694	24,963
McGraw-Hill Companies, Inc.	3,011	148,051
Morningstar, Inc.	270	15,584
Omnicom Group, Inc.	3,042	156,085
Pandora Media, Inc.	170	1,462
Regal Entertainment Group Class A	835	11,364
Scripps Networks Interactive, Inc. Class A	955	47,960
Sirius XM Radio, Inc. (a)	43,155	97,530
Virgin Media, Inc.	3,001	73,705
Washington Post Co. Class B	53	20,043
		1,331,424
Multiline Retail - 1.5%
Big Lots, Inc. (a)	704	25,795
Dillard's, Inc. Class A	343	22,144
Dollar General Corp. (a)	1,088	51,636
Dollar Tree, Inc. (a)	1,263	128,397
Family Dollar Stores, Inc.	1,340	90,517
JCPenney Co., Inc.	1,802	64,980
Macy's, Inc.	4,602	188,774
Nordstrom, Inc.	1,652	92,281
Sears Holdings Corp. (a)	430	23,125
		687,649
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 4.2%
Aarons, Inc. Class A	784	$ 21,301
Abercrombie & Fitch Co. Class A	932	46,758
Advance Auto Parts, Inc.	794	72,889
American Eagle Outfitters, Inc.	2,054	36,993
AutoNation, Inc. (a)	366	12,656
AutoZone, Inc. (a)	276	109,340
Bed Bath & Beyond, Inc. (a)	2,698	189,912
Best Buy Co., Inc.	3,188	70,359
CarMax, Inc. (a)	2,415	74,551
Chico's FAS, Inc.	1,879	28,861
Dick's Sporting Goods, Inc.	997	50,448
DSW, Inc. Class A	264	14,853
Foot Locker, Inc.	1,708	52,248
GameStop Corp. Class A	1,482	33,730
Gap, Inc.	3,866	110,181
Guess?, Inc.	668	19,559
Limited Brands, Inc.	2,712	134,786
O'Reilly Automotive, Inc. (a)	1,394	147,011
Orchard Supply Hardware Stores Corp. Class A	5	107
PetSmart, Inc.	1,225	71,369
RadioShack Corp. (d)	1,213	6,283
Ross Stores, Inc.	2,560	157,670
Sally Beauty Holdings, Inc. (a)	1,045	27,797
Signet Jewelers Ltd.	934	45,551
Staples, Inc.	7,763	119,550
Tiffany & Co., Inc.	1,397	95,639
Tractor Supply Co.	778	76,563
Ulta Salon, Cosmetics & Fragrance, Inc.	479	42,238
Urban Outfitters, Inc. (a)	1,146	33,188
Williams-Sonoma, Inc.	1,112	43,023
		1,945,414
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	403	20,557
Fossil, Inc. (a)	563	73,567
Hanesbrands, Inc. (a)	1,064	30,026
Michael Kors Holdings Ltd.	586	26,763
PVH Corp.	652	57,898
Ralph Lauren Corp.	684	117,833
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	397	$ 38,878
VF Corp.	942	143,231
		508,753
TOTAL CONSUMER DISCRETIONARY		7,450,074
CONSUMER STAPLES - 6.2%
Beverages - 1.3%
Beam, Inc.	1,682	95,504
Brown-Forman Corp. Class B (non-vtg.)	1,105	95,417
Coca-Cola Enterprises, Inc.	3,302	99,456
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,800	38,880
Dr Pepper Snapple Group, Inc.	2,421	98,244
Molson Coors Brewing Co. Class B	1,460	60,707
Monster Beverage Corp. (a)	1,535	99,714
		587,922
Food & Staples Retailing - 0.5%
Safeway, Inc.	2,961	60,197
SUPERVALU, Inc.	2,306	13,698
Whole Foods Market, Inc.	1,685	139,973
		213,868
Food Products - 3.1%
Bunge Ltd.	1,606	103,587
Campbell Soup Co.	1,932	65,360
ConAgra Foods, Inc.	4,454	115,002
Corn Products International, Inc.	837	47,759
Dean Foods Co. (a)	2,056	25,248
Flowers Foods, Inc.	1,220	26,169
Green Mountain Coffee Roasters, Inc. (a)	1,356	66,105
H.J. Heinz Co.	3,446	183,706
Hormel Foods Corp.	1,497	43,503
McCormick & Co., Inc. (non-vtg.)	1,437	80,343
Mead Johnson Nutrition Co. Class A	2,210	189,088
Post Holdings, Inc. (a)	289	8,598
Ralcorp Holdings, Inc. (a)	608	44,268
Sara Lee Corp.	6,354	140,042
Smithfield Foods, Inc. (a)	1,761	36,911
The Hershey Co.	1,666	111,639
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
The J.M. Smucker Co.	1,266	$ 100,812
Tyson Foods, Inc. Class A	3,233	59,002
		1,447,142
Household Products - 0.5%
Church & Dwight Co., Inc.	1,549	78,689
Clorox Co.	1,428	100,103
Energizer Holdings, Inc. (a)	725	51,714
		230,506
Personal Products - 0.4%
Avon Products, Inc.	4,697	101,455
Herbalife Ltd.	1,282	90,150
		191,605
Tobacco - 0.4%
Lorillard, Inc.	1,461	197,659
TOTAL CONSUMER STAPLES		2,868,702
ENERGY - 7.5%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	628	27,839
Cameron International Corp. (a)	2,660	136,325
Carbo Ceramics, Inc.	197	16,566
Core Laboratories NV	501	68,627
Diamond Offshore Drilling, Inc.	758	51,961
Dresser-Rand Group, Inc. (a)	829	40,356
FMC Technologies, Inc. (a)	2,618	123,046
Helmerich & Payne, Inc.	1,038	53,343
McDermott International, Inc. (a)	2,445	27,629
Nabors Industries Ltd. (a)	3,190	53,114
Oceaneering International, Inc.	1,183	61,078
Oil States International, Inc. (a)	550	43,769
Patterson-UTI Energy, Inc.	1,627	26,309
Rowan Companies, Inc. (a)	1,394	48,135
RPC, Inc.	597	6,173
SEACOR Holdings, Inc. (a)	247	22,954
Superior Energy Services, Inc. (a)	1,698	45,710
Tidewater, Inc.	550	30,267
Unit Corp. (a)	447	18,886
		902,087
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.5%
Alpha Natural Resources, Inc. (a)	2,430	$ 39,196
Arch Coal, Inc.	2,289	22,341
Cabot Oil & Gas Corp.	2,254	79,206
Cimarex Energy Co.	935	64,618
Cobalt International Energy, Inc. (a)	1,286	34,413
Concho Resources, Inc. (a)	1,125	120,578
CONSOL Energy, Inc.	2,438	81,039
Continental Resources, Inc. (a)	466	41,591
Denbury Resources, Inc. (a)	4,409	83,947
El Paso Corp.	8,312	246,607
Energen Corp.	804	42,114
EQT Corp.	1,462	72,837
EXCO Resources, Inc.	1,768	12,977
Forest Oil Corp. (a)	1,191	15,864
HollyFrontier Corp.	2,055	63,335
Kosmos Energy Ltd.	354	4,312
Laredo Petroleum Holdings, Inc.	254	6,711
Murphy Oil Corp.	2,122	116,646
Newfield Exploration Co. (a)	1,485	53,312
Noble Energy, Inc.	1,890	187,715
Peabody Energy Corp.	2,970	92,397
Pioneer Natural Resources Co.	1,338	154,967
Plains Exploration & Production Co. (a)	1,392	56,863
QEP Resources, Inc.	1,888	58,169
Quicksilver Resources, Inc. (a)	1,108	5,208
Range Resources Corp.	1,752	116,788
SandRidge Energy, Inc. (a)	4,301	34,365
SM Energy Co.	681	45,021
Spectra Energy Corp.	7,039	216,379
Sunoco, Inc.	1,166	57,472
Teekay Corp.	476	17,184
Tesoro Corp. (a)	1,529	35,549
Ultra Petroleum Corp. (a)	1,652	32,644
Valero Energy Corp.	6,194	152,992
Whiting Petroleum Corp. (a)	1,280	73,216
		2,538,573
TOTAL ENERGY		3,440,660
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.2%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	567	$ 64,423
American Capital Ltd. (a)	3,682	36,562
Ameriprise Financial, Inc.	2,449	132,760
E*TRADE Financial Corp. (a)	2,638	28,042
Eaton Vance Corp. (non-vtg.)	1,280	33,664
Federated Investors, Inc. Class B (non-vtg.)	986	21,771
Greenhill & Co., Inc.	336	13,054
Invesco Ltd.	5,008	124,399
Janus Capital Group, Inc.	2,089	15,835
Jefferies Group, Inc.	1,475	23,497
Lazard Ltd. Class A	1,217	33,480
Legg Mason, Inc.	1,480	38,584
LPL Investment Holdings, Inc.	367	13,172
Northern Trust Corp.	2,362	112,408
Raymond James Financial, Inc.	1,216	44,530
SEI Investments Co.	1,560	31,496
T. Rowe Price Group, Inc.	2,809	177,290
TD Ameritrade Holding Corp.	2,406	45,209
Waddell & Reed Financial, Inc. Class A	948	30,317
		1,020,493
Commercial Banks - 2.7%
Associated Banc-Corp.	1,836	24,474
Bank of Hawaii Corp.	528	25,814
BOK Financial Corp.	284	16,197
CapitalSource, Inc.	2,627	16,944
CIT Group, Inc. (a)	2,195	83,081
City National Corp.	505	26,896
Comerica, Inc.	2,172	69,547
Commerce Bancshares, Inc.	848	34,005
Cullen/Frost Bankers, Inc.	562	33,136
East West Bancorp, Inc.	1,643	37,411
Fifth Third Bancorp	9,958	141,702
First Citizen Bancshares, Inc.	58	10,051
First Horizon National Corp.	2,935	26,943
First Niagara Financial Group, Inc.	3,676	32,863
First Republic Bank (a)	791	26,127
Fulton Financial Corp.	2,280	23,917
Huntington Bancshares, Inc.	9,284	62,110
KeyCorp	10,410	83,696
M&T Bank Corp.	1,336	115,257
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Popular, Inc. (a)	10,814	$ 19,249
Regions Financial Corp.	15,488	104,389
SunTrust Banks, Inc.	5,821	141,334
Synovus Financial Corp.	8,250	17,325
TCF Financial Corp.	1,733	19,878
Valley National Bancorp	1,992	25,099
Zions Bancorporation	1,958	39,924
		1,257,369
Consumer Finance - 0.6%
Discover Financial Services	5,900	200,010
Green Dot Corp. Class A (a)	216	5,700
SLM Corp.	5,400	80,082
		285,792
Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	561	14,833
Interactive Brokers Group, Inc.	371	5,628
IntercontinentalExchange, Inc. (a)	801	106,565
Leucadia National Corp.	2,166	53,847
Moody's Corp.	2,182	89,353
MSCI, Inc. Class A (a)	1,280	46,835
NYSE Euronext	2,798	72,049
The NASDAQ Stock Market, Inc.	1,349	33,145
		422,255
Insurance - 4.6%
Alleghany Corp.	163	55,893
Allied World Assurance Co. Holdings Ltd.	426	30,655
American Financial Group, Inc.	840	32,693
American National Insurance Co.	80	5,616
Aon PLC	3,579	185,392
Arch Capital Group Ltd. (a)	1,436	56,406
Arthur J. Gallagher & Co.	1,254	47,100
Aspen Insurance Holdings Ltd.	746	21,127
Assurant, Inc.	947	38,202
Assured Guaranty Ltd.	2,047	29,026
Axis Capital Holdings Ltd.	1,436	48,853
Brown & Brown, Inc.	1,262	34,036
Cincinnati Financial Corp.	1,598	56,921
CNA Financial Corp.	323	9,890
Endurance Specialty Holdings Ltd.	486	19,527
Erie Indemnity Co. Class A	307	23,608
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	498	$ 49,352
Fidelity National Financial, Inc. Class A	2,435	46,922
Genworth Financial, Inc. Class A (a)	5,267	31,655
Hanover Insurance Group, Inc.	466	18,808
Hartford Financial Services Group, Inc.	4,841	99,483
HCC Insurance Holdings, Inc.	1,158	37,010
Kemper Corp.	513	15,385
Lincoln National Corp.	3,136	77,679
Markel Corp. (a)	107	47,110
Marsh & McLennan Companies, Inc.	5,931	198,392
MBIA, Inc. (a)	1,527	15,392
Mercury General Corp.	305	13,783
Old Republic International Corp.	2,822	28,079
PartnerRe Ltd.	733	51,031
Principal Financial Group, Inc.	3,323	91,947
Progressive Corp.	6,703	142,774
Protective Life Corp.	933	27,300
Reinsurance Group of America, Inc.	801	46,570
RenaissanceRe Holdings Ltd.	574	44,806
StanCorp Financial Group, Inc.	487	18,691
Torchmark Corp.	1,099	53,532
Unum Group	3,150	74,781
Validus Holdings Ltd.	808	26,260
W.R. Berkley Corp.	1,216	45,795
White Mountains Insurance Group Ltd.	65	33,995
XL Group PLC Class A	3,402	73,177
		2,104,654
Real Estate Investment Trusts - 7.4%
Alexandria Real Estate Equities, Inc.	670	50,196
American Capital Agency Corp.	3,276	102,342
Annaly Capital Management, Inc.	10,321	168,439
Apartment Investment & Management Co. Class A	1,325	35,974
AvalonBay Communities, Inc.	1,006	146,272
Boston Properties, Inc.	1,580	171,035
Brandywine Realty Trust (SBI)	1,434	17,007
BRE Properties, Inc.	789	41,423
Camden Property Trust (SBI)	869	58,805
Chimera Investment Corp.	10,742	31,044
CommonWealth REIT	948	17,775
Corporate Office Properties Trust (SBI)	785	18,487
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.	2,386	$ 35,313
Digital Realty Trust, Inc.	1,153	86,579
Douglas Emmett, Inc.	1,532	35,604
Duke Realty LP	2,736	40,548
Equity Residential (SBI)	3,151	193,597
Essex Property Trust, Inc.	382	60,345
Federal Realty Investment Trust (SBI)	681	68,549
General Growth Properties, Inc.	6,131	109,132
HCP, Inc.	4,397	182,256
Health Care REIT, Inc.	2,314	131,111
Hospitality Properties Trust (SBI)	1,352	37,288
Host Hotels & Resorts, Inc.	7,481	124,484
Kimco Realty Corp.	4,438	86,142
Liberty Property Trust (SBI)	1,222	44,542
Mack-Cali Realty Corp.	970	27,858
Piedmont Office Realty Trust, Inc. Class A	1,947	34,540
Plum Creek Timber Co., Inc.	1,740	73,150
Prologis, Inc.	4,963	177,576
Rayonier, Inc.	1,303	59,091
Realty Income Corp.	1,458	57,358
Regency Centers Corp.	997	44,825
Rouse Properties, Inc. (a)	295	3,965
Senior Housing Properties Trust (SBI)	1,752	38,684
SL Green Realty Corp.	961	79,225
Taubman Centers, Inc.	643	49,627
The Macerich Co.	1,438	88,538
UDR, Inc.	2,346	61,770
Ventas, Inc.	2,748	161,555
Vornado Realty Trust	1,997	171,422
Weingarten Realty Investors (SBI)	1,348	35,803
Weyerhaeuser Co.	5,858	119,269
		3,378,545
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	3,173	59,684
Forest City Enterprises, Inc. Class A (a)	1,429	22,793
Howard Hughes Corp. (a)	246	16,509
Jones Lang LaSalle, Inc.	456	36,453
The St. Joe Co. (a)	743	13,248
		148,687
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.5%
BankUnited, Inc.	390	$ 9,594
Capitol Federal Financial, Inc.	1,909	22,545
Hudson City Bancorp, Inc.	5,253	37,086
New York Community Bancorp, Inc.	4,750	64,078
People's United Financial, Inc.	4,192	51,729
TFS Financial Corp. (a)	977	9,604
Washington Federal, Inc.	1,204	21,118
		215,754
TOTAL FINANCIALS		8,833,549
HEALTH CARE - 9.6%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	1,995	180,188
Amylin Pharmaceuticals, Inc. (a)	1,577	40,860
BioMarin Pharmaceutical, Inc. (a)	1,213	42,091
Dendreon Corp. (a)	1,590	18,524
Human Genome Sciences, Inc. (a)	2,001	29,435
Myriad Genetics, Inc. (a)	893	23,227
Regeneron Pharmaceuticals, Inc. (a)	798	107,937
United Therapeutics Corp. (a)	493	21,569
Vertex Pharmaceuticals, Inc. (a)	2,209	85,002
		548,833
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (a)	888	21,214
Boston Scientific Corp. (a)	15,844	99,183
C.R. Bard, Inc.	937	92,726
CareFusion Corp. (a)	2,440	63,220
DENTSPLY International, Inc.	1,549	63,602
Edwards Lifesciences Corp. (a)	1,252	103,878
Gen-Probe, Inc. (a)	495	40,367
Hill-Rom Holdings, Inc.	648	21,028
Hologic, Inc. (a)	2,888	55,219
IDEXX Laboratories, Inc. (a)	634	55,748
Intuitive Surgical, Inc. (a)	425	245,735
ResMed, Inc. (a)	1,581	53,770
Sirona Dental Systems, Inc. (a)	604	30,508
Teleflex, Inc.	451	28,264
The Cooper Companies, Inc.	496	43,732
Thoratec Corp. (a)	606	21,095
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Varian Medical Systems, Inc. (a)	1,289	$ 81,748
Zimmer Holdings, Inc.	1,951	122,776
		1,243,813
Health Care Providers & Services - 2.6%
AMERIGROUP Corp. (a)	459	28,348
AmerisourceBergen Corp.	2,819	104,895
Brookdale Senior Living, Inc. (a)	1,047	19,903
Catalyst Health Solutions, Inc. (a)	458	39,557
CIGNA Corp.	3,099	143,267
Community Health Systems, Inc. (a)	1,072	26,092
Coventry Health Care, Inc.	1,574	47,204
DaVita, Inc. (a)	1,045	92,566
Health Management Associates, Inc. Class A (a)	2,775	19,980
Health Net, Inc. (a)	916	32,619
Henry Schein, Inc. (a)	999	76,663
Humana, Inc.	1,828	147,483
Laboratory Corp. of America Holdings (a)	1,096	96,327
LifePoint Hospitals, Inc. (a)	520	20,290
Lincare Holdings, Inc.	956	23,326
MEDNAX, Inc. (a)	525	36,876
Omnicare, Inc.	1,267	44,142
Patterson Companies, Inc.	976	33,272
Quest Diagnostics, Inc.	1,719	99,169
Tenet Healthcare Corp. (a)	4,567	23,703
Universal Health Services, Inc. Class B	958	40,916
VCA Antech, Inc. (a)	910	21,531
		1,218,129
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	2,041	22,614
Cerner Corp. (a)	1,549	125,608
SXC Health Solutions Corp. (a)	679	61,579
		209,801
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,773	159,145
Bio-Rad Laboratories, Inc. Class A (a)	204	22,030
Bruker BioSciences Corp. (a)	960	14,429
Charles River Laboratories International, Inc. (a)	533	18,937
Covance, Inc. (a)	652	30,488
Illumina, Inc. (a)	1,352	60,205
Life Technologies Corp. (a)	1,963	91,005
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Mettler-Toledo International, Inc. (a)	354	$ 63,479
PerkinElmer, Inc.	1,194	32,954
QIAGEN NV (a)	2,537	42,444
Techne Corp.	411	27,512
Waters Corp. (a)	1,005	84,531
		647,159
Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings, Inc. (a)	1,279	44,944
Forest Laboratories, Inc. (a)	2,911	101,390
Hospira, Inc. (a)	1,830	64,270
Mylan, Inc. (a)	4,786	103,904
Perrigo Co.	893	93,676
Warner Chilcott PLC (a)	1,799	39,128
Watson Pharmaceuticals, Inc. (a)	1,381	104,072
		551,384
TOTAL HEALTH CARE		4,419,119
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	356	18,975
BE Aerospace, Inc. (a)	1,056	49,664
Exelis, Inc.	2,070	23,867
Goodrich Corp.	1,359	170,500
Huntington Ingalls Industries, Inc. (a)	520	20,514
L-3 Communications Holdings, Inc.	1,103	81,115
Rockwell Collins, Inc.	1,584	88,530
Spirit AeroSystems Holdings, Inc. Class A (a)	1,264	31,600
Textron, Inc.	2,981	79,414
TransDigm Group, Inc. (a)	545	68,735
		632,914
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,799	107,472
Expeditors International of Washington, Inc.	2,307	92,280
UTI Worldwide, Inc.	1,120	18,670
		218,422
Airlines - 0.6%
Copa Holdings SA Class A	347	28,215
Delta Air Lines, Inc. (a)	9,265	101,544
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	8,655	$ 71,663
United Continental Holdings, Inc. (a)	3,559	78,013
		279,435
Building Products - 0.4%
Armstrong World Industries, Inc.	206	9,072
Fortune Brands Home & Security, Inc. (a)	1,713	38,954
Lennox International, Inc.	603	26,170
Masco Corp.	3,874	51,059
Owens Corning (a)	1,379	47,369
		172,624
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	1,165	37,257
Cintas Corp.	1,244	48,727
Copart, Inc. (a)	1,211	31,983
Corrections Corp. of America (a)	1,040	30,046
Covanta Holding Corp.	1,233	19,790
Iron Mountain, Inc.	1,676	50,900
KAR Auction Services, Inc. (a)	333	6,127
Pitney Bowes, Inc.	2,038	34,911
R.R. Donnelley & Sons Co. (d)	1,964	24,570
Republic Services, Inc.	3,508	96,014
Stericycle, Inc. (a)	925	80,105
Waste Connections, Inc.	1,340	43,188
		503,618
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	1,308	28,868
Chicago Bridge & Iron Co. NV unit	1,081	48,018
Fluor Corp.	1,891	109,205
Jacobs Engineering Group, Inc. (a)	1,354	59,346
KBR, Inc.	1,639	55,497
Quanta Services, Inc. (a)	2,306	51,009
Shaw Group, Inc. (a)	741	22,430
URS Corp.	845	34,907
		409,280
Electrical Equipment - 1.3%
AMETEK, Inc.	1,760	88,581
Babcock & Wilcox Co. (a)	1,321	32,497
Cooper Industries PLC Class A	1,788	111,875
General Cable Corp. (a)	591	17,399
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	1,404	$ 16,483
Hubbell, Inc. Class B	654	52,477
Polypore International, Inc. (a)	418	15,612
Regal-Beloit Corp.	418	28,274
Rockwell Automation, Inc.	1,536	118,794
Roper Industries, Inc.	1,043	106,282
Thomas & Betts Corp. (a)	546	39,263
		627,537
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	679	37,386
Machinery - 4.0%
AGCO Corp. (a)	1,027	47,827
CNH Global NV (a)	305	13,960
Crane Co.	508	22,418
Donaldson Co., Inc.	1,648	57,120
Dover Corp.	2,021	126,636
Eaton Corp.	3,683	177,447
Flowserve Corp.	612	70,337
Gardner Denver, Inc.	555	36,153
Graco, Inc.	669	35,664
Harsco Corp.	864	19,267
IDEX Corp.	910	39,412
Ingersoll-Rand PLC	3,381	143,760
ITT Corp.	1,047	23,516
Joy Global, Inc.	1,150	81,386
Kennametal, Inc.	875	36,951
Lincoln Electric Holdings, Inc.	899	44,060
Manitowoc Co., Inc.	1,395	19,321
Navistar International Corp. (a)	764	25,938
Nordson Corp.	634	34,173
Oshkosh Truck Corp. (a)	1,008	23,013
Pall Corp.	1,242	74,036
Parker Hannifin Corp.	1,635	143,373
Pentair, Inc.	1,074	46,547
Snap-On, Inc.	636	39,775
SPX Corp.	541	41,538
Stanley Black & Decker, Inc.	1,838	134,468
Terex Corp. (a)	1,166	26,398
Timken Co.	946	53,458
Toro Co.	349	24,940
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Trinity Industries, Inc.	877	$ 25,959
Valmont Industries, Inc.	250	30,983
WABCO Holdings, Inc. (a)	714	45,003
Wabtec Corp.	525	40,835
Xylem, Inc.	2,021	56,345
		1,862,017
Marine - 0.1%
Alexander & Baldwin, Inc.	463	23,687
Kirby Corp. (a)	578	38,362
		62,049
Professional Services - 0.8%
Dun & Bradstreet Corp.	534	41,535
Equifax, Inc.	1,333	61,078
IHS, Inc. Class A (a)	530	53,567
Manpower, Inc.	885	37,701
Nielsen Holdings B.V. (a)	842	24,603
Robert Half International, Inc.	1,551	46,220
Towers Watson & Co.	620	40,548
Verisk Analytics, Inc. (a)	1,295	63,390
		368,642
Road & Rail - 0.6%
Con-way, Inc.	602	19,565
Hertz Global Holdings, Inc. (a)	2,655	40,914
J.B. Hunt Transport Services, Inc.	972	53,781
Kansas City Southern	1,207	92,963
Landstar System, Inc.	522	27,964
Ryder System, Inc.	559	27,234
		262,421
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	399	9,384
Fastenal Co.	3,208	150,199
GATX Corp.	485	20,792
MSC Industrial Direct Co., Inc. Class A	486	35,823
W.W. Grainger, Inc.	612	127,186
WESCO International, Inc. (a)	465	30,871
		374,255
TOTAL INDUSTRIALS		5,810,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.0%
Acme Packet, Inc. (a)	612	$ 17,179
Brocade Communications Systems, Inc. (a)	5,169	28,636
Ciena Corp. (a)	963	14,272
EchoStar Holding Corp. Class A (a)	400	11,620
F5 Networks, Inc. (a)	881	117,992
Harris Corp.	1,293	58,883
JDS Uniphase Corp. (a)	2,539	30,849
Motorola Mobility Holdings, Inc. (a)	2,852	110,715
Polycom, Inc. (a)	1,905	25,279
Riverbed Technology, Inc. (a)	1,641	32,377
Tellabs, Inc.	3,856	14,537
		462,339
Computers & Peripherals - 0.7%
Diebold, Inc.	712	28,088
Fusion-io, Inc.	181	4,643
Lexmark International, Inc. Class A	769	23,147
NCR Corp. (a)	1,725	40,538
QLogic Corp. (a)	1,021	17,612
SanDisk Corp. (a)	2,597	96,115
Western Digital Corp. (a)	2,540	98,577
		308,720
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	1,806	105,001
Arrow Electronics, Inc. (a)	1,282	53,908
Avnet, Inc. (a)	1,576	56,862
AVX Corp.	470	5,969
Dolby Laboratories, Inc. Class A (a)	557	21,851
FLIR Systems, Inc.	1,724	38,721
Ingram Micro, Inc. Class A (a)	1,675	32,596
IPG Photonics Corp. (a)	320	15,488
Itron, Inc. (a)	456	18,605
Jabil Circuit, Inc.	2,044	47,932
Molex, Inc.	1,509	41,633
National Instruments Corp.	1,030	28,016
Tech Data Corp. (a)	467	25,120
Trimble Navigation Ltd. (a)	1,331	72,060
Vishay Intertechnology, Inc. (a)	1,579	17,716
		581,478
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	2,021	65,885
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
AOL, Inc. (a)	1,049	$ 26,267
Equinix, Inc. (a)	503	82,593
IAC/InterActiveCorp	817	39,339
LinkedIn Corp. (a)	109	11,821
Monster Worldwide, Inc. (a)	1,519	13,109
Rackspace Hosting, Inc. (a)	1,115	64,770
VeriSign, Inc.	1,713	70,421
VistaPrint Ltd. (a)	412	15,363
WebMD Health Corp. (a)	608	13,832
		403,400
IT Services - 2.4%
Alliance Data Systems Corp. (a)	552	70,926
Amdocs Ltd. (a)	1,890	60,480
Booz Allen Hamilton Holding Corp. Class A	266	4,549
Broadridge Financial Solutions, Inc.	1,300	30,173
Computer Sciences Corp.	1,701	47,730
CoreLogic, Inc. (a)	1,045	17,452
DST Systems, Inc.	362	20,265
Fidelity National Information Services, Inc.	2,672	89,966
Fiserv, Inc. (a)	1,565	110,004
FleetCor Technologies, Inc. (a)	158	6,249
Gartner, Inc. Class A (a)	1,073	46,997
Genpact Ltd. (a)	1,325	22,101
Global Payments, Inc.	875	40,626
Lender Processing Services, Inc.	921	24,453
NeuStar, Inc. Class A (a)	751	27,299
Paychex, Inc.	3,534	109,483
SAIC, Inc.	3,069	37,319
Teradata Corp. (a)	1,833	127,907
The Western Union Co.	6,870	126,271
Total System Services, Inc.	1,764	41,489
VeriFone Systems, Inc. (a)	1,112	52,976
		1,114,715
Office Electronics - 0.3%
Xerox Corp.	15,222	118,427
Zebra Technologies Corp. Class A (a)	565	21,916
		140,343
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	6,703	49,334
Altera Corp.	3,501	124,531
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	3,256	$ 126,919
Atmel Corp. (a)	4,971	44,093
Avago Technologies Ltd.	2,073	71,477
Cree, Inc. (a)	1,184	36,586
Cypress Semiconductor Corp.	1,706	26,443
Fairchild Semiconductor International, Inc. (a)	1,381	19,569
First Solar, Inc. (a)	586	10,782
Freescale Semiconductor Holdings I Ltd.	412	5,113
International Rectifier Corp. (a)	718	15,674
Intersil Corp. Class A	1,345	13,813
KLA-Tencor Corp.	1,834	95,643
Lam Research Corp. (a)	1,326	55,228
Linear Technology Corp.	2,439	79,780
LSI Corp. (a)	6,347	51,030
Marvell Technology Group Ltd. (a)	5,428	81,474
Maxim Integrated Products, Inc.	3,235	95,691
MEMC Electronic Materials, Inc. (a)	2,339	8,397
Microchip Technology, Inc.	2,056	72,659
Micron Technology, Inc. (a)	9,402	61,959
Novellus Systems, Inc. (a)	751	35,109
NVIDIA Corp. (a)	6,571	85,423
ON Semiconductor Corp. (a)	4,894	40,424
PMC-Sierra, Inc. (a)	2,382	16,841
Silicon Laboratories, Inc. (a)	457	16,219
Skyworks Solutions, Inc. (a)	2,025	54,959
SunPower Corp. (a)	924	5,184
Teradyne, Inc. (a)	2,061	35,470
Xilinx, Inc.	2,900	105,502
		1,541,326
Software - 3.2%
Activision Blizzard, Inc.	4,589	59,060
ANSYS, Inc. (a)	1,011	67,808
Ariba, Inc. (a)	1,070	40,874
Autodesk, Inc. (a)	2,501	98,464
BMC Software, Inc. (a)	1,770	73,030
CA, Inc.	4,181	110,462
Cadence Design Systems, Inc. (a)	2,978	34,753
Citrix Systems, Inc. (a)	2,027	173,531
Compuware Corp. (a)	2,302	20,073
Electronic Arts, Inc. (a)	3,586	55,153
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FactSet Research Systems, Inc.	509	$ 53,374
Fortinet, Inc. (a)	1,325	34,609
Informatica Corp. (a)	1,144	52,647
Intuit, Inc.	3,254	188,634
MICROS Systems, Inc. (a)	868	49,328
Nuance Communications, Inc. (a)	2,575	62,933
Red Hat, Inc. (a)	2,091	124,645
Rovi Corp. (a)	1,242	35,521
Solera Holdings, Inc.	756	33,975
Synopsys, Inc. (a)	1,597	47,926
TIBCO Software, Inc. (a)	1,806	59,417
Zynga, Inc. (d)	1,372	11,442
		1,487,659
TOTAL INFORMATION TECHNOLOGY		6,039,980
MATERIALS - 6.6%
Chemicals - 3.5%
Airgas, Inc.	843	77,253
Albemarle Corp.	1,004	65,561
Ashland, Inc.	873	57,505
Cabot Corp.	711	30,665
Celanese Corp. Class A	1,674	81,122
CF Industries Holdings, Inc.	711	137,266
Cytec Industries, Inc.	492	31,276
Eastman Chemical Co.	1,562	84,301
Ecolab, Inc.	3,246	206,738
FMC Corp.	788	87,035
Huntsman Corp.	2,104	29,793
International Flavors & Fragrances, Inc.	861	51,841
Intrepid Potash, Inc. (a)	587	14,587
Kronos Worldwide, Inc.	223	5,294
PPG Industries, Inc.	1,715	180,487
Rockwood Holdings, Inc. (a)	762	42,169
RPM International, Inc.	1,454	38,633
Sherwin-Williams Co.	978	117,634
Sigma Aldrich Corp.	1,335	94,652
Solutia, Inc.	1,308	37,069
The Scotts Miracle-Gro Co. Class A	473	24,785
Valspar Corp.	1,035	52,940
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	797	$ 47,509
Westlake Chemical Corp.	227	14,517
		1,610,632
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	505	41,854
Vulcan Materials Co.	1,389	59,463
		101,317
Containers & Packaging - 1.0%
Aptargroup, Inc.	728	39,683
Ball Corp.	1,724	71,994
Bemis Co., Inc.	1,131	36,633
Crown Holdings, Inc. (a)	1,694	62,644
Greif, Inc. Class A	396	21,241
Owens-Illinois, Inc. (a)	1,800	41,850
Packaging Corp. of America	1,144	33,393
Rock-Tenn Co. Class A	739	46,062
Sealed Air Corp.	2,033	38,993
Silgan Holdings, Inc.	556	24,392
Sonoco Products Co.	1,095	36,277
		453,162
Metals & Mining - 1.4%
AK Steel Holding Corp.	1,168	8,667
Allegheny Technologies, Inc.	1,140	48,952
Allied Nevada Gold Corp. (a)	941	27,562
Carpenter Technology Corp.	464	25,826
Cliffs Natural Resources, Inc.	1,598	99,491
Commercial Metals Co.	1,334	19,717
Compass Minerals International, Inc.	344	26,323
Molycorp, Inc. (a)	647	17,508
Nucor Corp.	3,446	135,118
Reliance Steel & Aluminum Co.	805	44,991
Royal Gold, Inc.	635	39,345
Schnitzer Steel Inds, Inc. Class A	242	9,649
Steel Dynamics, Inc.	2,444	31,210
Titanium Metals Corp.	964	14,238
United States Steel Corp.	1,599	45,300
Walter Energy, Inc.	665	44,096
		637,993
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.5%
Domtar Corp.	389	$ 34,030
International Paper Co.	4,747	158,123
MeadWestvaco Corp.	1,828	58,167
		250,320
TOTAL MATERIALS		3,053,424
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	10,851	43,838
Level 3 Communications, Inc. (a)	1,754	40,447
tw telecom, inc. (a)	1,617	35,218
Windstream Corp.	6,131	68,912
		188,415
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)	2,244	3,287
Crown Castle International Corp. (a)	3,142	177,869
MetroPCS Communications, Inc. (a)	3,034	22,148
NII Holdings, Inc. (a)	1,885	26,381
SBA Communications Corp. Class A (a)	1,284	69,002
Telephone & Data Systems, Inc.	1,110	26,962
U.S. Cellular Corp. (a)	138	5,412
		331,061
TOTAL TELECOMMUNICATION SERVICES		519,476
UTILITIES - 6.5%
Electric Utilities - 2.2%
Edison International	3,486	153,419
Entergy Corp.	1,948	127,711
Great Plains Energy, Inc.	1,477	30,160
Hawaiian Electric Industries, Inc.	1,077	28,584
ITC Holdings Corp.	563	43,610
Northeast Utilities	3,403	125,128
NV Energy, Inc.	2,491	41,475
Pepco Holdings, Inc.	2,497	47,243
Pinnacle West Capital Corp.	1,180	57,053
PPL Corp.	6,269	171,457
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	3,161	$ 168,228
Westar Energy, Inc.	1,205	34,571
		1,028,639
Gas Utilities - 0.7%
AGL Resources, Inc.	1,259	49,642
Atmos Energy Corp.	961	31,309
National Fuel Gas Co.	896	42,399
ONEOK, Inc.	1,178	101,178
Questar Corp.	1,950	38,513
UGI Corp.	1,214	35,425
		298,466
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	4,134	77,513
GenOn Energy, Inc. (a)	8,472	18,045
NRG Energy, Inc. (a)	2,497	42,449
The AES Corp. (a)	7,180	89,894
		227,901
Multi-Utilities - 2.9%
Alliant Energy Corp.	1,234	55,826
Ameren Corp.	2,639	86,533
CenterPoint Energy, Inc.	4,649	93,956
CMS Energy Corp.	2,718	62,487
Consolidated Edison, Inc.	3,185	189,348
DTE Energy Co.	1,856	104,641
Integrys Energy Group, Inc.	839	45,843
MDU Resources Group, Inc.	2,029	46,545
NiSource, Inc.	3,050	75,183
OGE Energy Corp.	1,046	56,442
SCANA Corp.	1,246	57,466
Sempra Energy	2,606	168,712
TECO Energy, Inc.	2,367	42,653
Vectren Corp.	869	25,592
Wisconsin Energy Corp.	2,514	92,616
Xcel Energy, Inc.	5,280	142,877
		1,346,720
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc.	1,923	$ 65,844
Aqua America, Inc.	1,542	35,019
		100,863
TOTAL UTILITIES		3,002,589
TOTAL COMMON STOCKS (Cost $41,811,120)		45,438,173
Investment Companies - 0.1%

Ares Capital Corp. (Cost $37,359)	2,399	38,480
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.11% 5/3/12 to 6/28/12 (e) (Cost $99,991)	$ 100,000	99,994
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	246,652	246,652
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	51,525	51,525
TOTAL MONEY MARKET FUNDS (Cost $298,177)		298,177
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $42,246,647)		45,874,824
NET OTHER ASSETS (LIABILITIES) - 0.5%		236,371
NET ASSETS - 100%		$ 46,111,195
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 494,800	$ 13,220

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 616
Fidelity Securities Lending Cash Central Fund	48
Total	$ 664
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,450,074	$ 7,450,074	$ -	$ -
Consumer Staples	2,868,702	2,868,702	-	-
Energy	3,440,660	3,440,660	-	-
Financials	8,833,549	8,833,549	-	-
Health Care	4,419,119	4,419,119	-	-
Industrials	5,810,600	5,810,600	-	-
Information Technology	6,039,980	6,039,980	-	-
Materials	3,053,424	3,053,424	-	-
Telecommunication Services	519,476	519,476	-	-
Utilities	3,002,589	3,002,589	-	-
Investment Companies	38,480	38,480	-	-
U.S. Government and Government Agency Obligations	99,994	-	99,994	-
Money Market Funds	298,177	298,177	-	-
Total Investments in Securities:	$ 45,874,824	$ 45,774,830	$ 99,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13,220	$ 13,220	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13,220	$ -
Total Value of Derivatives	$ 13,220	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $48,755) - See accompanying schedule: Unaffiliated issuers (cost $41,948,470)	$ 45,576,647
Fidelity Central Funds (cost $298,177)	298,177
Total Investments (cost $42,246,647)		$ 45,874,824
Cash		26,848
Receivable for investments sold		15,224
Receivable for fund shares sold		871,157
Dividends receivable		19,960
Distributions receivable from Fidelity Central Funds		180
Receivable from investment adviser for expense reductions		2,693
Total assets		46,810,886

Liabilities
Payable for investments purchased	$ 592,919
Payable for fund shares redeemed	46,112
Accrued management fee	4,332
Payable for daily variation margin on futures contracts	2,134
Other affiliated payables	2,669
Collateral on securities loaned, at value	51,525
Total liabilities		699,691

Net Assets		$ 46,111,195
Net Assets consist of:
Paid in capital		$ 42,277,619
Undistributed net investment income		147,122
Accumulated undistributed net realized gain (loss) on investments		45,057
Net unrealized appreciation (depreciation) on investments		3,641,397
Net Assets		$ 46,111,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($7,793,509 ÷ 667,033 shares)	$ 11.68

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($18,896,473 ÷ 1,615,965 shares)	$ 11.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,312,310 ÷ 1,651,190 shares)	$ 11.70

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($108,903 ÷ 9,311 shares)	$ 11.70

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period September 8, 2011 (commencement of operations) to April 30, 2012

Investment Income
Dividends		$ 231,823
Interest		90
Income from Fidelity Central Funds		664
Total income		232,577

Expenses
Management fee	$ 18,774
Transfer agent fees	10,696
Independent trustees' compensation	42
Total expenses before reductions	29,512
Expense reductions	(11,194)	18,318
Net investment income (loss)		214,259
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,080
Futures contracts	11,839
Total net realized gain (loss)		44,919
Change in net unrealized appreciation (depreciation) on: Investment securities	3,628,177
Futures contracts	13,220
Total change in net unrealized appreciation (depreciation)		3,641,397
Net gain (loss)		3,686,316
Net increase (decrease) in net assets resulting from operations		$ 3,900,575

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements - continued

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 214,259
Net realized gain (loss)	44,919
Change in net unrealized appreciation (depreciation)	3,641,397
Net increase (decrease) in net assets resulting from operations	3,900,575
Distributions to shareholders from net investment income	(66,999)
Share transactions - net increase (decrease)	42,274,731
Redemption fees	2,888
Total increase (decrease) in net assets	46,111,195

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $147,122)	$ 46,111,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	1.64
Total from investment operations	1.73
Distributions from net investment income	(.05)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.68
Total Return B,C	17.37%
Ratios to Average Net Assets E,H
Expenses before reductions	.33% A
Expenses net of fee waivers, if any	.26% A
Expenses net of all reductions	.26% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,794
Portfolio turnover rate F	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.64
Total from investment operations	1.74
Distributions from net investment income	(.05)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.69
Total Return B,C	17.48%
Ratios to Average Net Assets E,H
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.12% A
Expenses net of all reductions	.12% A
Net investment income (loss)	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,896
Portfolio turnover rate F	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.65
Total from investment operations	1.75
Distributions from net investment income	(.05)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.70
Total Return B,C	17.59%
Ratios to Average Net Assets E,H
Expenses before reductions	.14% A
Expenses net of fee waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,312
Portfolio turnover rate F	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.65
Total from investment operations	1.75
Distributions from net investment income	(.05)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.70
Total Return B,C	17.60%
Ratios to Average Net Assets E,H
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109
Portfolio turnover rate F	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Spartan Small Cap Index Fund's - Institutional Class and Fidelity Advantage Institutional Class cumulative total return and show you what would have happened if Institutional Class and Fidelity Advantage Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Small Cap Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Spartan Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks largely overcame a summer swoon, leaving major equity benchmarks with only modest returns for the year ending April 30, 2012. The financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade weighed on equities throughout the summer and early fall. In October, however, healthier manufacturing, consumer and employment data helped rejuvenate markets and investors' appetite for riskier assets. Stocks skidded in November on renewed recession fears, but the U.S. economy was resilient, and major equity benchmarks went on to post their best first-quarter performance since 1998. But, stocks slipped modestly in April, as resurfacing concerns about European debt and a potentially sharp slowdown in China's economy put the brakes on much of the earlier momentum. For the full 12 months, the broad-based S&P 500® Index rose 4.76%, while the blue-chip-laden Dow Jones Industrial AverageSM added 5.97% and the technology-heavy Nasdaq Composite® Index gained 7.12%. Small- and mid-cap stocks trailed their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes declining 4.25% and 0.03%, respectively. Despite a strong rally early in 2012, foreign developed-markets stocks were unable to shed the weight of Europe's debt woes, and the MSCI® EAFE® (Europe, Australasia, Far East) Index finished down 12.70%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Small Cap Index Fund: From inception on September 8, 2011, through April 30, 2012, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 18.49% and 18.50%, respectively, in line with the benchmark Russell 2000® Index, which returned 18.68% during the same time frame. A trio of biopharmaceutical companies generated strong gains: Medivation, VIVUS and Inhibitex, each of whose shares rose by triple digits. Elsewhere, SuccessFactors, a business software company, benefited from a December announcement to be acquired by SAP, while United Rentals, a construction-equipment rental company, was another notable gainer. Of final note, the fund was helped by its allocation to equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market. The biggest individual detractor of the period was InterDigital, whose shares shed more than half of their value during the period. Snack maker Diamond Foods fared even worse, its stock value losing more than 70% during the period, due in large part to some serious accounting missteps. Other struggling names included energy exploration firm Bill Barrett, mining stock Hecla Mining and biotechnology company InterMune.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
American Campus Communities, Inc.	0.3	0.2
Kilroy Realty Corp.	0.3	0.2
Clean Harbors, Inc.	0.3	0.3
World Fuel Services Corp.	0.3	0.3
Extra Space Storage, Inc.	0.3	0.2
BioMed Realty Trust, Inc.	0.3	0.2
Signature Bank	0.3	0.2
Nu Skin Enterprises, Inc. Class A	0.3	0.3
Jack Henry & Associates, Inc.	0.3	0.3
ONYX Pharmaceuticals, Inc.	0.3	0.3
	3.0
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	21.6
Information Technology	16.1	17.3
Industrials	15.4	15.4
Consumer Discretionary	13.5	13.2
Health Care	12.2	12.4
Energy	6.4	6.8
Materials	4.5	4.5
Consumer Staples	3.5	3.6
Utilities	3.2	3.7
Telecommunication Services	0.8	0.9

Annual Report

Spartan Small Cap Index Fund

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	1,950	$ 18,896
Amerigon, Inc. (a)	961	13,742
Cooper Tire & Rubber Co.	1,894	28,315
Dana Holding Corp.	4,389	64,167
Dorman Products, Inc. (a)	332	15,863
Drew Industries, Inc. (a)	552	16,439
Exide Technologies (a)	2,172	6,255
Fuel Systems Solutions, Inc. (a)	486	11,397
Modine Manufacturing Co. (a)	1,451	11,463
Motorcar Parts of America, Inc. (a)	349	2,638
Shiloh Industries, Inc.	258	2,371
Spartan Motors, Inc.	876	3,811
Standard Motor Products, Inc.	585	8,816
Stoneridge, Inc. (a)	903	7,784
Superior Industries International, Inc.	681	11,652
Tenneco, Inc. (a)	1,849	57,005
Tower International, Inc. (a)	228	2,426
		283,040
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	931	9,077
Distributors - 0.2%
Core-Mark Holding Co., Inc.	332	12,815
Pool Corp.	1,448	53,446
VOXX International Corp. (a)	530	6,726
Weyco Group, Inc.	237	5,780
		78,767
Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)	524	18,193
Archipelago Learning, Inc. (a)	384	4,251
Ascent Capital Group, Inc. (a)	450	23,175
Bridgepoint Education, Inc. (a)	568	12,246
Cambium Learning Group, Inc. (a)	153	347
Capella Education Co. (a)	442	14,458
Coinstar, Inc. (a)	929	58,332
Corinthian Colleges, Inc. (a)	2,390	9,178
Grand Canyon Education, Inc. (a)	853	14,834
Hillenbrand, Inc.	1,863	39,011
K12, Inc. (a)	824	21,012
Lincoln Educational Services Corp.	585	4,294
Mac-Gray Corp.	386	5,751
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	905	$ 27,150
National American University Holdings, Inc.	252	1,318
Regis Corp.	1,793	32,902
School Specialty, Inc. (a)	591	1,933
Sotheby's Class A (Ltd. vtg.)	2,052	80,685
Steiner Leisure Ltd. (a)	472	22,165
Stewart Enterprises, Inc. Class A	2,155	13,620
Strayer Education, Inc.	372	36,709
Universal Technical Institute, Inc.	721	8,652
		450,216
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	731	12,485
Ambassadors Group, Inc.	495	2,668
Ameristar Casinos, Inc.	961	17,279
Benihana, Inc.	478	6,592
Biglari Holdings, Inc. (a)	36	14,628
BJ's Restaurants, Inc. (a)	713	30,794
Bob Evans Farms, Inc.	930	35,563
Boyd Gaming Corp. (a)	1,478	11,366
Bravo Brio Restaurant Group, Inc. (a)	559	11,292
Buffalo Wild Wings, Inc. (a)	558	46,788
Caesars Entertainment Corp.	1,160	16,982
Caribou Coffee Co., Inc. (a)	356	5,842
Carrols Restaurant Group, Inc. (a)	350	5,278
CEC Entertainment, Inc.	563	21,518
Churchill Downs, Inc.	384	22,794
Cracker Barrel Old Country Store, Inc.	692	39,804
Denny's Corp. (a)	3,200	13,248
DineEquity, Inc. (a)	484	23,513
Domino's Pizza, Inc.	1,750	66,168
Einstein Noah Restaurant Group, Inc.	194	2,745
Gaylord Entertainment Co. (a)	1,121	35,289
International Speedway Corp. Class A	894	23,861
Interval Leisure Group, Inc.	1,227	21,203
Isle of Capri Casinos, Inc. (a)	714	4,463
Jack in the Box, Inc. (a)	1,299	29,513
Jamba, Inc. (a)	2,237	4,161
Krispy Kreme Doughnuts, Inc. (a)	1,824	13,370
Life Time Fitness, Inc. (a)	1,273	59,271
Luby's, Inc. (a)	503	3,078
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Marcus Corp.	661	$ 8,269
Monarch Casino & Resort, Inc. (a)	222	2,149
Morgans Hotel Group Co. (a)	595	2,951
Multimedia Games Holdng Co., Inc. (a)	828	9,406
O'Charleys, Inc. (a)	558	5,496
Orient Express Hotels Ltd. Class A (a)	2,869	30,670
P.F. Chang's China Bistro, Inc.	626	24,846
Papa John's International, Inc. (a)	580	23,362
Peet's Coffee & Tea, Inc. (a)	386	29,653
Pinnacle Entertainment, Inc. (a)	1,963	21,789
Red Lion Hotels Corp. (a)	481	4,012
Red Robin Gourmet Burgers, Inc. (a)	401	14,300
Ruby Tuesday, Inc. (a)	1,968	13,382
Ruth's Hospitality Group, Inc. (a)	1,118	7,737
Scientific Games Corp. Class A (a)	1,836	18,654
Shuffle Master, Inc. (a)	1,664	29,403
Six Flags Entertainment Corp.	1,273	60,989
Sonic Corp. (a)	1,783	12,873
Speedway Motorsports, Inc.	323	5,510
Texas Roadhouse, Inc. Class A	1,925	33,206
The Cheesecake Factory, Inc. (a)	1,629	51,314
Town Sports International Holdings, Inc. (a)	645	8,269
Vail Resorts, Inc.	1,076	43,879
		1,063,675
Household Durables - 0.9%
American Greetings Corp. Class A	1,194	19,104
Beazer Homes USA, Inc. (a)	2,620	8,122
Blyth, Inc.	163	14,339
Cavco Industries, Inc. (a)	216	11,146
CSS Industries, Inc.	223	4,270
Ethan Allen Interiors, Inc.	764	17,725
Furniture Brands International, Inc. (a)	1,174	1,855
Helen of Troy Ltd. (a)	965	33,389
Hovnanian Enterprises, Inc. Class A (a)	2,196	4,392
iRobot Corp. (a)	730	17,235
KB Home	2,407	20,893
La-Z-Boy, Inc. (a)	1,551	23,374
Libbey, Inc. (a)	602	8,591
Lifetime Brands, Inc.	331	3,856
M.D.C. Holdings, Inc.	1,134	31,877
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. (a)	581	$ 7,727
Meritage Homes Corp. (a)	877	24,898
Ryland Group, Inc.	1,380	31,064
Sealy Corp., Inc. (a)	1,503	3,096
Skullcandy, Inc. (a)	260	4,191
Skyline Corp.	269	1,477
Standard Pacific Corp. (a)	3,097	15,671
Universal Electronics, Inc. (a)	402	6,802
Zagg, Inc. (a)	725	9,447
		324,541
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	1,067	3,180
Blue Nile, Inc. (a)	351	10,628
Geeknet, Inc. (a)	184	2,677
HSN, Inc.	1,183	45,782
NutriSystem, Inc.	875	10,133
Orbitz Worldwide, Inc. (a)	792	2,891
Overstock.com, Inc. (a)	256	1,544
PetMed Express, Inc.	618	8,324
Shutterfly, Inc. (a)	971	30,218
U.S. Auto Parts Network, Inc. (a)	291	1,053
ValueVision Media, Inc. Class A (a)	1,361	2,205
		118,635
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (a)	380	16,811
Black Diamond, Inc. (a)	481	4,776
Brunswick Corp.	2,710	71,246
Callaway Golf Co.	1,953	11,972
JAKKS Pacific, Inc.	840	16,019
Johnson Outdoors, Inc. Class A (a)	143	2,641
Leapfrog Enterprises, Inc. Class A (a)	1,244	11,619
Marine Products Corp.	305	1,821
Smith & Wesson Holding Corp. (a)	1,770	14,603
Steinway Musical Instruments, Inc. (a)	198	4,992
Sturm, Ruger & Co., Inc.	567	32,359
Summer Infant, Inc. (a)	266	1,423
		190,282
Media - 1.2%
A.H. Belo Corp. Class A	450	1,985
Arbitron, Inc.	842	32,038
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Belo Corp. Series A	2,677	$ 18,043
Central European Media Enterprises Ltd. Class A (a)	1,133	8,962
Cinemark Holdings, Inc.	2,749	63,117
Crown Media Holdings, Inc. Class A (a)	1,153	1,741
Cumulus Media, Inc. Class A (a)	1,163	4,222
DialGlobal, Inc. (a)	47	106
Digital Domain Media Group, Inc.	243	2,066
Digital Generation, Inc. (a)	905	8,398
E.W. Scripps Co. Class A (a)	975	8,931
Entercom Communications Corp. Class A (a)	668	4,135
Entravision Communication Corp. Class A	1,724	2,707
Fisher Communications, Inc. (a)	241	7,902
Global Sources Ltd. (a)	247	1,522
Gray Television, Inc. (a)	1,532	2,758
Harte-Hanks, Inc.	1,306	10,970
Journal Communications, Inc. Class A (a)	1,366	5,724
Knology, Inc. (a)	912	17,738
LIN TV Corp. Class A (a)	790	3,121
Lions Gate Entertainment Corp. (a)	1,437	17,575
Live Nation Entertainment, Inc. (a)	4,270	38,686
Martha Stewart Living Omnimedia, Inc. Class A	1,085	3,873
MDC Partners, Inc. Class A (sub. vtg.)	854	8,813
Meredith Corp. (d)	1,090	31,425
National CineMedia, Inc.	1,691	24,164
Nexstar Broadcasting Group, Inc. Class A (a)	218	1,690
Outdoor Channel Holdings, Inc.	437	3,234
ReachLocal, Inc. (a)	243	1,837
Rentrak Corp. (a)	258	4,881
Saga Communications, Inc. Class A (a)	114	4,293
Scholastic Corp.	795	24,287
Sinclair Broadcast Group, Inc. Class A	1,522	15,646
The McClatchy Co. Class A (a)	1,992	5,418
The New York Times Co. Class A (a)	4,218	26,616
Valassis Communications, Inc. (a)	1,406	28,120
Value Line, Inc.	12	146
World Wrestling Entertainment, Inc. Class A	751	5,918
		452,808
Multiline Retail - 0.2%
Fred's, Inc. Class A	1,086	15,552
Gordmans Stores, Inc. (a)	160	3,398
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Saks, Inc. (a)	3,454	$ 37,856
The Bon-Ton Stores, Inc.	427	2,647
Tuesday Morning Corp. (a)	1,274	5,147
		64,600
Specialty Retail - 3.8%
Aeropostale, Inc. (a)	2,433	53,964
America's Car Mart, Inc. (a)	244	11,209
ANN, Inc. (a)	1,470	40,704
Asbury Automotive Group, Inc. (a)	881	24,598
Ascena Retail Group, Inc. (a)	3,804	77,906
Barnes & Noble, Inc. (a)	872	18,094
bebe Stores, Inc.	1,160	9,512
Big 5 Sporting Goods Corp.	589	4,930
Body Central Corp. (a)	354	10,751
Brown Shoe Co., Inc.	1,202	10,950
Build-A-Bear Workshop, Inc. (a)	546	2,462
Cabela's, Inc. Class A (a)	1,307	49,418
Casual Male Retail Group, Inc. (a)	1,004	3,153
Charming Shoppes, Inc. (a)	3,488	20,579
Christopher & Banks Corp.	1,108	2,072
Citi Trends, Inc. (a)	527	5,871
Coldwater Creek, Inc. (a)	2,450	2,426
Collective Brands, Inc. (a)	1,884	39,131
Conn's, Inc. (a)	455	7,439
Cost Plus, Inc. (a)	616	11,932
Destination Maternity Corp.	357	7,083
Express, Inc. (a)	1,657	39,138
Finish Line, Inc. Class A	1,595	35,505
Francescas Holdings Corp. (a)	313	9,813
Genesco, Inc. (a)	722	54,150
GNC Holdings, Inc.	702	27,420
Group 1 Automotive, Inc.	690	39,937
Haverty Furniture Companies, Inc.	549	6,588
hhgregg, Inc. (a)	587	6,140
Hibbett Sports, Inc. (a)	812	48,493
Hot Topic, Inc.	1,196	11,721
Jos. A. Bank Clothiers, Inc. (a)	842	40,037
Kirkland's, Inc. (a)	464	6,793
Lithia Motors, Inc. Class A (sub. vtg.)	664	17,815
Lumber Liquidators Holdings, Inc. (a)	732	21,177
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	650	$ 6,929
Mattress Firm Holding Corp.	154	6,166
Monro Muffler Brake, Inc.	919	37,918
New York & Co., Inc. (a)	872	3,444
Office Depot, Inc. (a)	8,399	25,533
OfficeMax, Inc. (a)	2,801	13,025
Pacific Sunwear of California, Inc. (a)	2,025	2,977
Penske Automotive Group, Inc.	1,311	34,663
Pier 1 Imports, Inc.	3,002	51,574
Rent-A-Center, Inc.	1,756	60,073
rue21, Inc. (a)	441	13,384
Select Comfort Corp. (a)	1,678	48,461
Shoe Carnival, Inc. (a)	439	8,534
Sonic Automotive, Inc. Class A (sub. vtg.)	1,245	20,941
Stage Stores, Inc.	902	13,774
Stein Mart, Inc. (a)	950	6,099
Systemax, Inc. (a)	281	4,825
Talbots, Inc. (a)	2,429	7,190
Teavana Holdings, Inc. (a)	259	5,411
The Buckle, Inc.	813	37,544
The Cato Corp. Class A (sub. vtg.)	838	23,322
The Children's Place Retail Stores, Inc. (a)	735	33,795
The Men's Wearhouse, Inc.	1,561	57,819
The Pep Boys - Manny, Moe & Jack	1,514	22,604
Vitamin Shoppe, Inc. (a)	732	34,455
West Marine, Inc. (a)	364	4,262
Wet Seal, Inc. Class A (a)	2,970	9,771
Winmark Corp.	69	3,956
Zale Corp. (a)	763	2,091
Zumiez, Inc. (a)	609	22,326
		1,401,777
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc. (a)	1,503	81,613
Cherokee, Inc.	229	2,972
Columbia Sportswear Co.	352	16,579
Crocs, Inc. (a)	2,708	54,702
Delta Apparel, Inc. (a)	164	2,347
G-III Apparel Group Ltd. (a)	470	12,620
Iconix Brand Group, Inc. (a)	2,248	34,484
K-Swiss, Inc. Class A (a)	1,063	3,912
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	196	$ 3,122
Liz Claiborne, Inc. (a)	2,897	38,820
Maidenform Brands, Inc. (a)	706	16,118
Movado Group, Inc.	504	14,288
Oxford Industries, Inc.	393	18,860
Perry Ellis International, Inc. (a)	402	7,521
Quiksilver, Inc. (a)	3,933	13,608
R.G. Barry Corp.	251	3,198
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,117	20,854
Steven Madden Ltd. (a)	1,133	48,957
The Jones Group, Inc.	2,395	26,872
True Religion Apparel, Inc.	784	21,293
Unifi, Inc. (a)	367	4,081
Vera Bradley, Inc. (a)	591	15,354
Warnaco Group, Inc. (a)	1,211	64,135
Wolverine World Wide, Inc.	1,527	64,058
		590,368
TOTAL CONSUMER DISCRETIONARY		5,027,786
CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	248	25,623
Central European Distribution Corp. (a)(d)	2,105	10,272
Coca-Cola Bottling Co. CONSOLIDATED	138	8,853
Craft Brew Alliance, Inc. (a)	362	2,787
MGP Ingredients, Inc.	562	2,613
National Beverage Corp. (a)	306	4,547
Primo Water Corp. (a)	136	204
		54,899
Food & Staples Retailing - 1.1%
Andersons, Inc.	561	28,274
Arden Group, Inc. Class A	45	3,980
Casey's General Stores, Inc.	1,152	64,915
Chefs' Warehouse Holdings (a)	283	6,843
Fresh Market, Inc. (a)	841	43,034
Harris Teeter Supermarkets, Inc.	1,482	56,272
Ingles Markets, Inc. Class A	315	5,478
Nash-Finch Co.	399	10,015
PriceSmart, Inc.	545	44,984
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. (a)	18,128	$ 26,286
Roundy's, Inc.	609	7,539
Spartan Stores, Inc.	673	12,269
Susser Holdings Corp. (a)	258	6,886
The Pantry, Inc. (a)	680	8,677
United Natural Foods, Inc. (a)	1,465	72,210
Village Super Market, Inc. Class A	205	5,658
Weis Markets, Inc.	323	14,406
		417,726
Food Products - 1.3%
Alico, Inc.	74	1,683
B&G Foods, Inc. Class A	1,500	33,360
Cal-Maine Foods, Inc.	431	15,529
Calavo Growers, Inc.	395	11,329
Chiquita Brands International, Inc. (a)	1,372	11,662
Darling International, Inc. (a)	3,546	58,083
Diamond Foods, Inc.	653	13,648
Dole Food Co., Inc. (a)	1,068	9,057
Farmer Brothers Co. (a)	222	2,020
Fresh Del Monte Produce, Inc.	1,106	25,626
Griffin Land & Nurseries, Inc.	40	963
Hain Celestial Group, Inc. (a)	1,101	52,077
Imperial Sugar Co.	421	1,705
J&J Snack Foods Corp.	445	24,947
Lancaster Colony Corp.	557	36,322
Lifeway Foods, Inc.	43	359
Limoneira Co.	189	3,177
Omega Protein Corp. (a)	522	3,738
Pilgrims Pride Corp.	1,961	14,002
Sanderson Farms, Inc.	685	35,353
Seneca Foods Corp. Class A (a)	304	7,080
Smart Balance, Inc. (a)	1,798	10,608
Snyders-Lance, Inc.	1,450	37,526
Tootsie Roll Industries, Inc.	718	17,096
TreeHouse Foods, Inc. (a)	1,076	61,881
		488,831
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,240	13,256
Harbinger Group, Inc. (a)	479	2,472
Oil-Dri Corp. of America	154	3,259
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Spectrum Brands Holdings, Inc. (a)	526	$ 18,152
WD-40 Co.	492	22,179
		59,318
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	733	28,572
Inter Parfums, Inc.	518	8,159
MediFast, Inc. (a)	441	8,476
Nature's Sunshine Products, Inc. (a)	349	5,403
Nu Skin Enterprises, Inc. Class A	1,677	89,384
Nutraceutical International Corp. (a)	316	4,844
Prestige Brands Holdings, Inc. (a)	1,526	25,927
Revlon, Inc. (a)	303	5,175
Schiff Nutrition International, Inc. (a)	400	6,580
Synutra International, Inc. (a)	423	2,432
The Female Health Co.	644	3,870
USANA Health Sciences, Inc. (a)	187	7,798
		196,620
Tobacco - 0.2%
Alliance One International, Inc. (a)	2,488	8,808
Star Scientific, Inc. (a)(d)	3,116	11,062
Universal Corp.	713	32,677
Vector Group Ltd.	1,454	25,227
		77,774
TOTAL CONSUMER STAPLES		1,295,168
ENERGY - 6.4%
Energy Equipment & Services - 1.8%
Basic Energy Services, Inc. (a)	720	10,368
Bristow Group, Inc.	1,110	54,224
C&J Energy Services, Inc.	391	7,370
Cal Dive International, Inc. (a)	2,971	11,498
Dawson Geophysical Co. (a)	243	6,525
Dril-Quip, Inc. (a)	1,024	69,007
Exterran Holdings, Inc. (a)	1,948	26,317
Geokinetics, Inc. (a)	99	175
Global Geophysical Services, Inc. (a)	489	4,680
Gulf Island Fabrication, Inc.	423	11,852
Gulfmark Offshore, Inc. Class A (a)	726	34,971
Heckmann Corp. (a)	3,445	13,091
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helix Energy Solutions Group, Inc. (a)	3,232	$ 65,965
Hercules Offshore, Inc. (a)	3,878	19,700
Hornbeck Offshore Services, Inc. (a)	932	38,799
ION Geophysical Corp. (a)	3,999	24,914
Key Energy Services, Inc. (a)	3,849	48,728
Lufkin Industries, Inc.	1,012	77,762
Matrix Service Co. (a)	819	11,179
Mitcham Industries, Inc. (a)	408	9,694
Natural Gas Services Group, Inc. (a)	409	5,333
Newpark Resources, Inc. (a)	2,611	16,606
OYO Geospace Corp. (a)	140	16,131
Parker Drilling Co. (a)	3,347	17,304
PHI, Inc. (non-vtg.) (a)	396	10,545
Pioneer Drilling Co. (a)	1,800	14,184
RigNet, Inc. (a)	116	1,981
Tesco Corp. (a)	891	14,550
TETRA Technologies, Inc. (a)	2,420	21,078
Union Drilling, Inc. (a)	458	2,551
Vantage Drilling Co. (a)	5,567	8,796
Willbros Group, Inc. (a)	1,354	7,312
		683,190
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (a)	2,707	8,067
Alon USA Energy, Inc.	350	3,164
Amyris, Inc. (a)	325	1,017
APCO Oil and Gas International, Inc.	273	11,452
Approach Resources, Inc. (a)	788	28,273
ATP Oil & Gas Corp. (a)(d)	1,322	9,994
Berry Petroleum Co. Class A	1,557	70,921
Bill Barrett Corp. (a)	1,392	33,380
Bonanza Creek Energy, Inc.	334	7,338
BPZ Energy, Inc. (a)	2,974	12,045
Callon Petroleum Co. (a)	1,084	6,298
CAMAC Energy, Inc. (a)	2,739	2,136
Carrizo Oil & Gas, Inc. (a)	1,152	32,302
Ceres, Inc.	129	1,739
Cheniere Energy, Inc. (a)	4,644	85,032
Clayton Williams Energy, Inc. (a)	182	13,384
Clean Energy Fuels Corp. (a)	1,530	29,437
Cloud Peak Energy, Inc. (a)	1,887	29,041
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Comstock Resources, Inc. (a)	1,448	$ 25,441
Contango Oil & Gas Co. (a)	368	19,968
Crimson Exploration, Inc. (a)	767	4,180
Crosstex Energy, Inc.	1,271	18,938
CVR Energy, Inc. (a)	2,581	78,359
Delek US Holdings, Inc.	380	6,194
DHT Holdings, Inc.	1,964	1,571
DHT Holdings, Inc. rights (a)	7	280
Endeavour International Corp. (a)	1,128	14,077
Energy Partners Ltd. (a)	896	14,587
Energy XXI (Bermuda) Ltd.	2,258	85,081
Evolution Petroleum Corp. (a)	553	4,889
Frontline Ltd. (NY Shares)	1,662	10,886
FX Energy, Inc. (a)	1,422	8,077
Gastar Exploration Ltd. (a)	1,589	4,465
Georesources, Inc. (a)	614	23,154
Gevo, Inc. (a)	210	2,035
GMX Resources, Inc. (a)(d)	2,638	3,614
Golar LNG Ltd. (NASDAQ) (d)	1,222	45,190
Goodrich Petroleum Corp. (a)	769	12,896
Green Plains Renewable Energy, Inc. (a)	510	4,075
Gulfport Energy Corp. (a)	1,353	35,462
Hallador Energy Co.	42	339
Harvest Natural Resources, Inc. (a)	1,164	8,008
Houston American Energy Corp. (a)	449	1,037
Hyperdynamics Corp. (a)	4,400	4,107
Isramco, Inc. (a)	35	3,248
James River Coal Co. (a)	1,139	5,649
KiOR, Inc. Class A	249	2,440
Knightsbridge Tankers Ltd.	711	9,001
Kodiak Oil & Gas Corp. (a)	7,875	69,694
L&L Energy, Inc. (a)	547	1,231
Magnum Hunter Resources Corp.	3,471	21,555
Matador Resources Co.	463	5,362
McMoRan Exploration Co. (a)	3,065	26,972
Miller Energy Resources, Inc. (a)	830	4,507
Nordic American Tanker Shipping Ltd.	1,492	21,664
Northern Oil & Gas, Inc. (a)	1,910	37,111
Oasis Petroleum, Inc. (a)	1,793	59,295
Overseas Shipholding Group, Inc.	750	8,775
Panhandle Royalty Co. Class A	225	6,199
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Patriot Coal Corp. (a)	2,655	$ 15,479
Penn Virginia Corp.	1,305	6,682
Petroleum Development Corp. (a)	725	24,933
Petroquest Energy, Inc. (a)	1,709	10,322
Renewable Energy Group, Inc.	198	1,796
Rentech, Inc. (a)	6,502	15,020
Resolute Energy Corp. (a)	1,302	13,814
Rex American Resources Corp. (a)	161	4,466
Rex Energy Corp. (a)	1,296	13,621
Rosetta Resources, Inc. (a)	1,586	79,728
Sanchez Energy Corp.	315	7,636
Scorpio Tankers, Inc. (a)	947	6,411
SemGroup Corp. Class A (a)	1,233	39,209
Ship Finance International Ltd. (NY Shares)	1,431	19,819
Solazyme, Inc.	319	3,509
Stone Energy Corp. (a)	1,510	42,356
Swift Energy Co. (a)	1,274	38,539
Syntroleum Corp. (a)	2,483	2,334
Targa Resources Corp.	510	24,526
Teekay Tankers Ltd.	1,458	7,523
Triangle Petroleum Corp. (a)	1,433	9,329
Ur-Energy, Inc. (a)	3,603	3,903
Uranerz Energy Corp. (a)	1,684	2,947
Uranium Energy Corp. (a)	2,325	6,859
Uranium Resources, Inc. (a)	3,088	2,687
USEC, Inc. (a)	3,108	2,616
Vaalco Energy, Inc. (a)	1,492	13,532
Venoco, Inc. (a)	930	10,332
Voyager Oil & Gas, Inc. (a)	1,288	3,272
W&T Offshore, Inc.	1,092	21,589
Warren Resources, Inc. (a)	2,204	6,810
Western Refining, Inc.	1,582	30,137
Westmoreland Coal Co. (a)	255	2,573
World Fuel Services Corp.	2,156	94,993
Zion Oil & Gas, Inc. (a)	998	2,475
		1,696,410
TOTAL ENERGY		2,379,600
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.5%
Capital Markets - 1.9%
Apollo Investment Corp.	5,852	$ 42,427
Arlington Asset Investment Corp.	285	6,700
Artio Global Investors, Inc. Class A	1,012	3,663
BGC Partners, Inc. Class A	2,207	15,383
BlackRock Kelso Capital Corp.	2,120	20,458
Calamos Asset Management, Inc. Class A	575	7,429
Capital Southwest Corp.	91	8,711
CIFI Corp. (a)	256	1,531
Cohen & Steers, Inc.	555	19,558
Cowen Group, Inc. Class A (a)	1,725	4,347
Diamond Hill Investment Group, Inc.	78	5,919
Duff & Phelps Corp. Class A	990	15,741
Edelman Financial Group, Inc.	736	6,499
Epoch Holding Corp.	449	12,123
Evercore Partners, Inc. Class A	634	16,757
FBR Capital Markets Corp. (a)	1,705	4,518
Fifth Street Finance Corp.	2,496	24,511
Financial Engines, Inc. (a)	1,160	26,494
FXCM, Inc. Class A	462	5,350
GAMCO Investors, Inc. Class A	209	9,418
GFI Group, Inc.	1,954	6,448
Gladstone Capital Corp.	589	4,718
Gladstone Investment Corp.	622	4,615
Gleacher & Co., Inc. (a)	3,109	3,233
Harris & Harris Group, Inc. (a)	769	3,099
Hercules Technology Growth Capital, Inc.	1,515	17,286
HFF, Inc. (a)	872	14,248
ICG Group, Inc. (a)	1,144	10,845
INTL FCStone, Inc. (a)	436	9,374
Investment Technology Group, Inc. (a)	1,201	12,250
JMP Group, Inc.	543	4,024
KBW, Inc.	982	16,733
Knight Capital Group, Inc. Class A (a)	3,041	39,959
Kohlberg Capital Corp.	624	3,850
Ladenburg Thalmann Financial Services, Inc. (a)	2,736	4,514
Main Street Capital Corp.	676	17,312
Manning & Napier, Inc.	328	4,756
MCG Capital Corp.	2,313	9,691
Medallion Financial Corp.	423	4,623
Medley Capital Corp.	358	4,042
MVC Capital, Inc.	660	8,712
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
NGP Capital Resources Co.	708	$ 4,312
Oppenheimer Holdings, Inc. Class A (non-vtg.)	282	4,811
PennantPark Investment Corp.	1,758	18,371
Piper Jaffray Companies (a)	429	10,403
Prospect Capital Corp.	3,646	39,814
Pzena Investment Management, Inc.	506	2,980
Safeguard Scientifics, Inc. (a)	654	10,699
Stifel Financial Corp. (a)	1,625	59,183
SWS Group, Inc.	1,024	5,775
THL Credit, Inc.	285	3,591
TICC Capital Corp.	1,109	10,214
Triangle Capital Corp.	815	16,471
Virtus Investment Partners, Inc. (a)	194	16,374
Walter Investment Management Corp.	776	15,698
Westwood Holdings Group, Inc.	180	6,620
		687,185
Commercial Banks - 6.3%
1st Source Corp.	504	11,436
1st United Bancorp, Inc. (a)	728	4,412
Alliance Financial Corp.	128	3,905
Ameris Bancorp (a)	651	8,072
Ames National Corp.	220	4,858
Arrow Financial Corp.	331	7,924
BancFirst Corp.	214	8,924
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	806	16,805
Bancorp, Inc., Delaware (a)	921	9,459
BancorpSouth, Inc.	2,855	38,457
Bank of Kentucky Financial Corp.	188	4,739
Bank of Marin Bancorp	162	6,005
Bank of the Ozarks, Inc.	824	25,462
Banner Bank	561	12,314
BBCN Bancorp, Inc. (a)	2,238	24,573
Boston Private Financial Holdings, Inc.	2,356	21,958
Bridge Bancorp, Inc.	167	3,253
Bridge Capital Holdings (a)	323	4,939
Bryn Mawr Bank Corp.	336	7,221
Camden National Corp.	248	8,065
Capital Bank Corp. (a)	887	2,040
Capital City Bank Group, Inc.	415	3,465
Cardinal Financial Corp.	855	10,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cascade Bancorp (a)	56	$ 319
Cathay General Bancorp	2,340	40,295
Center Bancorp, Inc.	363	3,837
Centerstate Banks of Florida, Inc.	977	7,855
Central Pacific Financial Corp. (a)	505	7,181
Century Bancorp, Inc. Class A (non-vtg.)	98	2,692
Chemical Financial Corp.	816	18,009
Citizens & Northern Corp.	317	6,004
City Holding Co.	488	16,275
CNB Financial Corp., Pennsylvania	400	6,576
CoBiz, Inc.	980	6,125
Columbia Banking Systems, Inc.	1,170	23,973
Community Bank System, Inc.	1,191	33,491
Community Trust Bancorp, Inc.	414	13,227
CVB Financial Corp.	2,647	30,626
Eagle Bancorp, Inc., Maryland (a)	529	9,411
Encore Bancshares, Inc. (a)	226	4,635
Enterprise Bancorp, Inc.	190	3,057
Enterprise Financial Services Corp.	504	6,093
Financial Institutions, Inc.	438	7,411
First Bancorp, North Carolina	425	4,259
First Busey Corp.	2,226	10,329
First Commonwealth Financial Corp.	3,112	20,010
First Community Bancshares, Inc.	531	7,110
First Connecticut Bancorp, Inc.	561	7,400
First Financial Bancorp, Ohio	1,798	30,224
First Financial Bankshares, Inc.	970	32,825
First Financial Corp., Indiana	353	10,590
First Interstate Bancsystem, Inc.	487	6,862
First Merchants Corp.	755	9,309
First Midwest Bancorp, Inc., Delaware	2,335	24,868
First of Long Island Corp.	240	6,607
FirstMerit Corp.	3,288	55,238
FNB Corp., Pennsylvania	4,117	46,728
German American Bancorp, Inc.	355	6,759
Glacier Bancorp, Inc.	2,148	32,005
Great Southern Bancorp, Inc.	275	6,611
Hampton Roads Bankshares, Inc. (a)	91	288
Hancock Holding Co.	2,326	74,851
Hanmi Financial Corp. (a)	1,018	10,618
Heartland Financial USA, Inc.	421	7,797
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Heritage Commerce Corp. (a)	587	$ 3,956
Heritage Financial Corp., Washington	434	5,685
Home Bancshares, Inc.	713	20,777
Hudson Valley Holding Corp.	526	9,642
IBERIABANK Corp.	894	45,657
Independent Bank Corp., Massachusetts	659	18,498
International Bancshares Corp.	1,576	31,094
Investors Bancorp, Inc. (a)	1,462	22,573
Lakeland Bancorp, Inc.	751	6,864
Lakeland Financial Corp.	485	12,629
MainSource Financial Group, Inc.	532	6,219
MB Financial, Inc.	1,610	33,279
Merchants Bancshares, Inc.	170	4,570
Metro Bancorp, Inc. (a)	406	4,697
Midsouth Bancorp, Inc.	271	3,821
National Bankshares, Inc.	224	6,655
National Penn Bancshares, Inc.	3,840	35,405
NBT Bancorp, Inc.	1,088	22,358
Old National Bancorp, Indiana	2,859	36,652
OmniAmerican Bancorp, Inc. (a)	304	6,095
Oriental Financial Group, Inc.	1,324	15,650
Orrstown Financial Services, Inc.	261	2,018
Pacific Capital Bancorp NA (a)	111	5,056
Pacific Continental Corp.	497	4,418
PacWest Bancorp	948	22,581
Park National Corp.	381	25,622
Park Sterling Corp. (a)	1,031	4,856
Penns Woods Bancorp, Inc.	106	4,181
Peoples Bancorp, Inc.	280	5,149
Pinnacle Financial Partners, Inc. (a)	1,046	19,142
PrivateBancorp, Inc.	1,777	27,952
Prosperity Bancshares, Inc.	1,427	66,570
Renasant Corp.	729	11,664
Republic Bancorp, Inc., Kentucky Class A	324	7,624
S&T Bancorp, Inc.	870	16,286
S.Y. Bancorp, Inc.	354	8,213
Sandy Spring Bancorp, Inc.	736	13,255
SCBT Financial Corp.	434	14,925
Seacoast Banking Corp., Florida (a)	2,400	3,888
Sierra Bancorp	433	3,966
Signature Bank (a)	1,407	92,426
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Simmons First National Corp. Class A	518	$ 12,608
Southside Bancshares, Inc.	539	10,996
Southwest Bancorp, Inc., Oklahoma (a)	533	4,845
State Bank Financial Corp. (a)	913	15,749
StellarOne Corp.	705	8,820
Sterling Bancorp, New York	836	7,950
Sterling Financial Corp., Washington (a)	786	15,264
Suffolk Bancorp (a)	321	3,813
Sun Bancorp, Inc., New Jersey (a)	1,075	3,107
Susquehanna Bancshares, Inc.	5,539	57,439
SVB Financial Group (a)	1,290	82,676
Taylor Capital Group, Inc. (a)	404	5,624
Texas Capital Bancshares, Inc. (a)	1,113	41,971
The First Bancorp, Inc.	254	3,686
Tompkins Financial Corp.	258	9,765
TowneBank	771	10,038
Trico Bancshares	461	7,579
Trustmark Corp.	1,952	49,678
UMB Financial Corp.	988	47,473
Umpqua Holdings Corp.	3,508	46,446
Union/First Market Bankshares Corp.	553	7,720
United Bankshares, Inc., West Virginia	1,516	40,068
United Community Banks, Inc., Georgia (a)	1,210	11,386
Univest Corp. of Pennsylvania	538	8,662
Virginia Commerce Bancorp, Inc. (a)	652	5,105
Washington Banking Co., Oak Harbor	405	5,646
Washington Trust Bancorp, Inc.	394	9,326
Webster Financial Corp.	2,189	49,756
WesBanco, Inc.	678	13,885
West Bancorp., Inc.	472	4,531
West Coast Bancorp (a)	585	11,431
Westamerica Bancorp.	866	39,723
Western Alliance Bancorp. (a)	2,027	17,797
Wilshire Bancorp, Inc. (a)	1,861	9,975
Wintrust Financial Corp.	1,061	38,334
		2,338,426
Consumer Finance - 0.6%
Cash America International, Inc.	905	42,309
Credit Acceptance Corp. (a)	205	19,276
DFC Global Corp. (a)	1,349	23,581
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
EZCORP, Inc. (non-vtg.) Class A (a)	1,456	$ 39,006
First Cash Financial Services, Inc. (a)	910	37,274
First Marblehead Corp. (a)	1,697	1,799
Imperial Holdings, Inc. (a)	660	2,528
Nelnet, Inc. Class A	823	21,250
Netspend Holdings, Inc. (a)	728	5,555
Nicholas Financial, Inc.	280	3,704
World Acceptance Corp. (a)	470	31,260
		227,542
Diversified Financial Services - 0.3%
California First National Bancorp	19	302
Compass Diversified Holdings	1,246	18,291
FX Alliance, Inc.	242	4,199
Gain Capital Holdings, Inc.	142	728
MarketAxess Holdings, Inc.	828	28,409
Marlin Business Services Corp.	297	4,360
NewStar Financial, Inc. (a)	855	10,149
PHH Corp. (a)	1,692	26,226
PICO Holdings, Inc. (a)	675	16,207
		108,871
Insurance - 2.6%
Alterra Capital Holdings Ltd.	2,714	64,946
American Equity Investment Life Holding Co.	1,829	22,424
American Safety Insurance Group Ltd. (a)	356	6,739
Amerisafe, Inc. (a)	561	14,990
Amtrust Financial Services, Inc.	751	20,457
Argo Group International Holdings, Ltd.	827	23,867
Baldwin & Lyons, Inc. Class B	207	4,506
Citizens, Inc. Class A (a)	1,127	10,830
CNO Financial Group, Inc. (a)	6,818	49,567
Crawford & Co. Class B	767	3,659
Delphi Financial Group, Inc. Class A	1,452	65,950
Donegal Group, Inc. Class A	272	3,705
eHealth, Inc. (a)	627	11,110
EMC Insurance Group	166	3,282
Employers Holdings, Inc.	971	16,818
Enstar Group Ltd. (a)	198	18,646
FBL Financial Group, Inc. Class A	367	10,687
First American Financial Corp.	3,207	53,717
Flagstone Reinsurance Holdings Ltd.	1,619	12,143
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fortegra Financial Corp. (a)	235	$ 1,951
Global Indemnity PLC (a)	375	6,754
Greenlight Capital Re, Ltd. (a)	821	20,443
Hallmark Financial Services, Inc. (a)	402	3,023
Harleysville Group, Inc.	338	20,260
Hilltop Holdings, Inc. (a)	1,232	9,770
Horace Mann Educators Corp.	1,175	20,621
Independence Holding Co.	306	3,253
Infinity Property & Casualty Corp.	368	19,655
Kansas City Life Insurance Co.	118	3,840
Maiden Holdings Ltd.	1,485	12,326
Meadowbrook Insurance Group, Inc.	1,597	14,102
Montpelier Re Holdings Ltd.	1,909	39,173
National Financial Partners Corp. (a)	1,303	19,219
National Interstate Corp.	193	4,632
National Western Life Insurance Co. Class A	64	8,708
Navigators Group, Inc. (a)	328	15,580
OneBeacon Insurance Group Ltd.	677	9,634
Phoenix Companies, Inc. (a)	3,688	7,745
Platinum Underwriters Holdings Ltd.	1,082	39,623
Presidential Life Corp.	584	6,763
Primerica, Inc.	955	25,050
ProAssurance Corp.	930	81,924
RLI Corp.	556	38,297
Safety Insurance Group, Inc.	386	15,382
SeaBright Insurance Holdings, Inc.	543	4,882
Selective Insurance Group, Inc.	1,682	29,418
State Auto Financial Corp.	387	5,546
Stewart Information Services Corp.	575	8,464
Symetra Financial Corp.	1,953	23,748
Tower Group, Inc.	1,126	24,299
United Fire Group, Inc.	654	11,262
Universal Insurance Holdings, Inc.	378	1,565
		974,955
Real Estate Investment Trusts - 9.5%
Acadia Realty Trust (SBI)	1,240	28,743
AG Mortgage Investment Trust, Inc.	275	5,445
Agree Realty Corp.	384	8,755
Alexanders, Inc.	66	25,716
American Assets Trust, Inc.	995	23,392
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities, Inc.	2,241	$ 99,612
American Capital Mortgage Investment Corp.	559	12,706
Anworth Mortgage Asset Corp.	4,172	28,119
Apollo Commercial Real Estate Finance, Inc.	622	10,033
Armour Residential REIT, Inc.	5,359	37,406
Ashford Hospitality Trust, Inc.	1,539	13,143
Associated Estates Realty Corp.	1,253	21,213
BioMed Realty Trust, Inc.	4,667	92,500
Campus Crest Communities, Inc.	985	11,475
CapLease, Inc.	2,151	8,927
Capstead Mortgage Corp.	2,739	37,606
CBL & Associates Properties, Inc.	4,499	83,816
Cedar Shopping Centers, Inc.	1,758	9,177
Chatham Lodging Trust	361	4,693
Chesapeake Lodging Trust	945	17,105
Colonial Properties Trust (SBI)	2,655	59,392
Colony Financial, Inc.	982	16,684
Coresite Realty Corp.	609	15,170
Cousins Properties, Inc.	2,760	21,694
Crexus Investment Corp.	1,638	17,183
CubeSmart	3,783	47,514
Cys Investments, Inc.	3,396	46,627
DCT Industrial Trust, Inc.	7,639	45,299
DiamondRock Hospitality Co.	5,019	53,352
DuPont Fabros Technology, Inc.	1,810	49,142
Dynex Capital, Inc.	1,610	15,182
EastGroup Properties, Inc.	822	41,347
Education Realty Trust, Inc.	2,783	31,364
Entertainment Properties Trust (SBI)	1,418	68,050
Equity Lifestyle Properties, Inc.	975	68,192
Equity One, Inc.	1,604	33,331
Excel Trust, Inc.	922	11,055
Extra Space Storage, Inc.	3,103	94,176
FelCor Lodging Trust, Inc. (a)	3,699	15,610
First Industrial Realty Trust, Inc. (a)	2,570	31,714
First Potomac Realty Trust	1,490	18,536
Franklin Street Properties Corp.	2,060	20,744
Getty Realty Corp.	766	12,118
Gladstone Commercial Corp.	364	6,184
Glimcher Realty Trust	4,151	41,053
Government Properties Income Trust	1,090	25,310
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hatteras Financial Corp.	2,894	$ 84,302
Healthcare Realty Trust, Inc.	2,345	50,371
Hersha Hospitality Trust	4,130	23,748
Highwoods Properties, Inc. (SBI)	2,142	74,392
Home Properties, Inc.	1,434	87,546
Hudson Pacific Properties, Inc.	703	11,128
Inland Real Estate Corp.	2,268	19,505
Invesco Mortgage Capital, Inc.	3,439	60,664
Investors Real Estate Trust	2,675	19,314
iStar Financial, Inc. (a)	2,542	17,591
Kilroy Realty Corp.	2,069	98,174
Kite Realty Group Trust	1,519	7,762
LaSalle Hotel Properties (SBI)	2,561	75,319
Lexington Corporate Properties Trust	3,530	31,417
LTC Properties, Inc.	897	29,852
Medical Properties Trust, Inc.	4,104	38,496
MFA Financial, Inc.	10,869	80,213
Mid-America Apartment Communities, Inc.	1,237	84,203
Mission West Properties, Inc.	605	5,312
Monmouth Real Estate Investment Corp. Class A	1,262	12,948
MPG Office Trust, Inc. (a)	1,655	3,492
National Health Investors, Inc.	730	36,113
National Retail Properties, Inc.	3,210	87,890
Newcastle Investment Corp.	3,641	25,742
NorthStar Realty Finance Corp.	3,299	18,804
Omega Healthcare Investors, Inc.	3,082	65,986
One Liberty Properties, Inc.	354	6,694
Parkway Properties, Inc.	596	5,894
Pebblebrook Hotel Trust	1,544	37,180
Pennsylvania Real Estate Investment Trust (SBI)	1,661	23,403
Pennymac Mortgage Investment Trust	904	18,342
Post Properties, Inc.	1,629	79,332
Potlatch Corp.	1,230	38,499
PS Business Parks, Inc.	567	38,698
RAIT Financial Trust	1,507	7,294
Ramco-Gershenson Properties Trust (SBI)	1,142	13,750
Redwood Trust, Inc.	2,412	28,172
Resource Capital Corp.	2,672	14,429
Retail Opportunity Investments Corp.	1,484	18,031
RLJ Lodging Trust	819	15,381
Sabra Health Care REIT, Inc.	1,161	19,435
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Saul Centers, Inc.	236	$ 9,442
Sovran Self Storage, Inc.	835	44,005
Stag Industrial, Inc.	511	7,113
Starwood Property Trust, Inc.	3,419	71,355
Strategic Hotel & Resorts, Inc. (a)	5,804	39,525
Summit Hotel Properties, Inc.	843	7,047
Sun Communities, Inc.	775	33,906
Sunstone Hotel Investors, Inc. (a)	3,643	37,159
Tanger Factory Outlet Centers, Inc.	2,628	82,309
Terreno Realty Corp.	390	5,577
Two Harbors Investment Corp.	6,358	66,505
UMH Properties, Inc.	338	3,985
Universal Health Realty Income Trust (SBI)	400	16,176
Urstadt Biddle Properties, Inc. Class A	661	12,718
Washington (REIT) (SBI)	1,981	58,539
Whitestone REIT Class B	236	3,262
Winthrop Realty Trust	904	9,646
		3,508,692
Real Estate Management & Development - 0.1%
AV Homes, Inc. (a)	208	2,594
Consolidated-Tomoka Land Co.	93	2,734
Forestar Group, Inc. (a)	1,111	17,087
Kennedy-Wilson Holdings, Inc.	879	12,359
Tejon Ranch Co. (a)	428	12,780
		47,554
Thrifts & Mortgage Finance - 1.2%
Apollo Residential Mortgage, Inc.	699	12,687
Astoria Financial Corp.	2,661	25,785
Bank Mutual Corp.	1,455	5,675
BankFinancial Corp.	699	4,655
Beneficial Mutual Bancorp, Inc. (a)	985	8,540
Berkshire Hills Bancorp, Inc.	587	13,319
BofI Holding, Inc. (a)	340	6,042
Brookline Bancorp, Inc., Delaware	2,163	19,424
Cape Bancorp, Inc. (a)	264	2,149
Charter Financial Corp., Georgia	200	1,800
Clifton Savings Bancorp, Inc.	316	3,230
Dime Community Bancshares, Inc.	964	13,361
Doral Financial Corp. (a)	3,490	6,387
ESB Financial Corp.	340	4,566
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ESSA Bancorp, Inc.	326	$ 3,179
Farmer Mac Class C (non-vtg.)	297	6,789
First Defiance Financial Corp.	276	4,742
First Financial Holdings, Inc.	549	6,335
First PacTrust Bancorp, Inc.	342	3,759
Flagstar Bancorp, Inc. (a)	5,515	4,800
Flushing Financial Corp.	932	12,144
Fox Chase Bancorp, Inc.	404	5,139
Franklin Financial Corp./VA (a)	402	5,781
Home Federal Bancorp, Inc.	477	4,670
Home Loan Servicing Solutions Ltd.	433	6,001
HomeStreet, Inc.	157	5,482
Kearny Financial Corp.	360	3,492
Meridian Interstate Bancorp, Inc. (a)	249	3,337
MGIC Investment Corp. (a)	5,611	19,414
Northfield Bancorp, Inc.	556	7,762
Northwest Bancshares, Inc.	2,846	35,063
OceanFirst Financial Corp.	492	7,168
Ocwen Financial Corp. (a)	2,928	43,656
Oritani Financial Corp.	1,313	19,459
Provident Financial Services, Inc.	1,842	27,077
Provident New York Bancorp	1,087	9,174
Radian Group, Inc.	4,229	13,194
Rockville Financial, Inc.	870	10,188
Roma Financial Corp.	232	2,190
Territorial Bancorp, Inc.	290	6,299
Trustco Bank Corp., New York	2,691	14,720
United Financial Bancorp, Inc.	522	8,373
ViewPoint Financial Group	1,015	16,149
Walker & Dunlop, Inc. (a)	315	4,111
Westfield Financial, Inc.	915	6,835
WSFS Financial Corp.	215	8,581
		462,683
TOTAL FINANCIALS		8,355,908
HEALTH CARE - 12.2%
Biotechnology - 3.8%
Achillion Pharmaceuticals, Inc. (a)	1,392	9,257
Acorda Therapeutics, Inc. (a)	1,167	29,455
Aegerion Pharmaceuticals, Inc. (a)	225	2,801
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Affymax, Inc. (a)	1,149	$ 15,063
Alkermes PLC (a)	2,906	50,274
Allos Therapeutics, Inc. (a)	2,371	4,315
Alnylam Pharmaceuticals, Inc. (a)	1,401	15,957
AMAG Pharmaceuticals, Inc. (a)	645	10,101
Amicus Therapeutics, Inc. (a)	763	3,723
Anacor Pharmaceuticals, Inc. (a)	225	1,249
Anthera Pharmaceuticals, Inc. (a)	569	888
Ardea Biosciences, Inc. (a)	685	21,824
Arena Pharmaceuticals, Inc. (a)	5,438	13,269
ARIAD Pharmaceuticals, Inc. (a)	4,665	76,040
ArQule, Inc. (a)	1,823	12,852
Array Biopharma, Inc. (a)	2,604	9,088
Astex Pharmaceuticals, Inc. (a)	2,082	3,664
AVEO Pharmaceuticals, Inc. (a)	914	10,511
AVI BioPharma, Inc. (a)	3,859	3,220
BioCryst Pharmaceuticals, Inc. (a)	1,212	4,387
BioMimetic Therapeutics, Inc. (a)	819	2,187
Biosante Pharmaceuticals, Inc. (a)	3,546	1,950
Biospecifics Technologies Corp. (a)	92	1,357
BioTime, Inc. (a)	898	3,403
Cell Therapeutics, Inc. (a)	6,493	7,207
Celldex Therapeutics, Inc. (a)	1,728	7,880
Cepheid, Inc. (a)	1,961	75,322
Chelsea Therapeutics International Ltd. (a)	1,391	2,949
ChemoCentryx, Inc.	191	3,285
Cleveland Biolabs, Inc. (a)	773	1,500
Clovis Oncology, Inc.	363	6,509
Codexis, Inc. (a)	753	2,726
Cubist Pharmaceuticals, Inc. (a)	1,920	81,178
Curis, Inc. (a)	2,287	10,955
Cytori Therapeutics, Inc. (a)	1,806	4,280
DUSA Pharmaceuticals, Inc. (a)	609	3,569
Dyax Corp. (a)	3,132	5,105
Dynavax Technologies Corp. (a)	4,707	23,582
Emergent BioSolutions, Inc. (a)	798	11,220
Enzon Pharmaceuticals, Inc. (a)	1,212	7,551
Exact Sciences Corp. (a)	1,692	18,223
Exelixis, Inc. (a)	4,564	21,907
Genomic Health, Inc. (a)	506	14,502
Geron Corp. (a)	4,209	7,071
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
GTx, Inc. (a)	511	$ 1,599
Halozyme Therapeutics, Inc. (a)	2,674	21,633
Horizon Pharma, Inc.	102	428
Idenix Pharmaceuticals, Inc. (a)	1,735	15,216
ImmunoGen, Inc. (a)	2,260	28,815
Immunomedics, Inc. (a)	2,225	7,988
Incyte Corp. (a)	2,646	60,011
Infinity Pharmaceuticals, Inc. (a)	542	7,317
Insmed, Inc. (a)	648	1,873
InterMune, Inc. (a)	1,681	17,550
Ironwood Pharmaceuticals, Inc. Class A (a)	1,683	22,232
Isis Pharmaceuticals, Inc. (a)	3,051	24,408
Keryx Biopharmaceuticals, Inc. (a)	1,819	2,874
Lexicon Pharmaceuticals, Inc. (a)	6,030	9,769
Ligand Pharmaceuticals, Inc. Class B (a)	579	7,822
MannKind Corp. (a)	2,850	6,413
Maxygen, Inc. (a)	843	4,763
Medivation, Inc. (a)	958	77,483
Metabolix, Inc. (a)	1,098	2,976
Momenta Pharmaceuticals, Inc. (a)	1,347	21,390
Nabi Biopharmaceuticals (a)	1,544	2,578
Neurocrine Biosciences, Inc. (a)	1,798	13,359
NewLink Genetics Corp.	263	3,061
Novavax, Inc. (a)	3,705	5,039
NPS Pharmaceuticals, Inc. (a)	2,608	18,673
Nymox Pharmaceutical Corp. (a)	559	4,556
OncoGenex Pharmaceuticals, Inc. (a)	503	6,539
Oncothyreon, Inc. (a)	1,547	6,637
ONYX Pharmaceuticals, Inc. (a)	1,937	88,153
Opko Health, Inc. (a)(d)	3,301	15,680
OREXIGEN Therapeutics, Inc. (a)	1,473	5,156
Osiris Therapeutics, Inc. (a)	611	3,244
PDL BioPharma, Inc.	4,080	25,663
Peregrine Pharmaceuticals, Inc. (a)	1,751	823
Pharmacyclics, Inc. (a)	1,373	37,840
PharmAthene, Inc. (a)	1,135	1,839
Progenics Pharmaceuticals, Inc. (a)	969	10,649
Raptor Pharmaceutical Corp. (a)	1,310	7,677
Rigel Pharmaceuticals, Inc. (a)	2,066	15,970
Sangamo Biosciences, Inc. (a)	1,626	7,561
Savient Pharmaceuticals, Inc. (a)	2,068	4,901
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
SciClone Pharmaceuticals, Inc. (a)	920	$ 5,511
Seattle Genetics, Inc. (a)	2,933	57,985
SIGA Technologies, Inc. (a)	1,238	4,085
Spectrum Pharmaceuticals, Inc. (a)	1,811	19,251
Sunesis Pharmaceuticals, Inc. (a)	1,080	2,970
Synta Pharmaceuticals Corp. (a)	596	2,593
Targacept, Inc. (a)	765	3,634
Theravance, Inc. (a)	2,121	45,898
Trius Therapeutics, Inc. (a)	484	2,599
Vanda Pharmaceuticals, Inc. (a)	794	3,517
Verastem, Inc.	188	1,951
Vical, Inc. (a)	2,777	8,664
Zalicus, Inc. (a)	2,398	2,518
ZIOPHARM Oncology, Inc. (a)	2,005	9,544
		1,422,234
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc. (a)	701	24,970
Abiomed, Inc. (a)	933	22,700
Accuray, Inc. (a)	2,000	15,400
Align Technology, Inc. (a)	1,880	59,615
Alphatec Holdings, Inc. (a)	1,872	4,081
Analogic Corp.	387	26,397
Angiodynamics, Inc. (a)	757	9,372
Antares Pharma, Inc. (a)	2,741	8,634
ArthroCare Corp. (a)	778	19,419
Atricure, Inc. (a)	417	3,419
Atrion Corp.	49	11,301
Bacterin International Holdings, Inc. (a)	599	1,228
BioLase Technology, Inc.	1,204	3,130
Cantel Medical Corp.	569	13,360
Cardiovascular Systems, Inc. (a)	412	4,062
Cerus Corp. (a)	1,811	7,135
Conceptus, Inc. (a)	911	17,099
CONMED Corp.	879	25,131
Cryolife, Inc. (a)	844	4,465
Cyberonics, Inc. (a)	867	33,206
Cynosure, Inc. Class A (a)	257	5,312
Delcath Systems, Inc. (a)	1,613	4,533
DexCom, Inc. (a)	2,118	20,735
DynaVox, Inc. Class A (a)	87	214
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Endologix, Inc. (a)	1,489	$ 22,305
Exactech, Inc. (a)	233	3,612
Greatbatch, Inc. (a)	698	16,256
Haemonetics Corp. (a)	790	56,540
Hansen Medical, Inc. (a)	1,641	5,186
HeartWare International, Inc. (a)	360	28,066
ICU Medical, Inc. (a)	355	18,634
Insulet Corp. (a)	1,372	24,504
Integra LifeSciences Holdings Corp. (a)	606	22,561
Invacare Corp.	872	13,821
IRIS International, Inc. (a)	536	7,011
Kensey Nash Corp.	256	7,278
Mako Surgical Corp. (a)	967	39,947
Masimo Corp. (a)	1,611	35,651
Medical Action Industries, Inc. (a)	549	3,030
Meridian Bioscience, Inc.	1,276	26,222
Merit Medical Systems, Inc. (a)	1,215	16,062
Natus Medical, Inc. (a)	951	11,640
Navidea Biopharmaceuticals, Inc. (a)	3,184	9,934
Neogen Corp. (a)	701	27,332
NuVasive, Inc. (a)	1,281	21,226
NxStage Medical, Inc. (a)	1,331	22,627
OraSure Technologies, Inc. (a)	1,477	16,941
Orthofix International NV (a)	555	22,877
Palomar Medical Technologies, Inc. (a)	609	5,298
Quidel Corp. (a)	898	14,835
Rockwell Medical Technologies, Inc. (a)	551	5,097
RTI Biologics, Inc. (a)	1,434	5,019
Solta Medical, Inc. (a)	2,015	6,549
Staar Surgical Co. (a)	1,044	11,453
Stereotaxis, Inc. (a)	410	168
Steris Corp.	1,756	55,156
SurModics, Inc. (a)	453	6,700
Symmetry Medical, Inc. (a)	1,137	8,084
Synergetics USA, Inc. (a)	547	3,566
The Spectranetics Corp. (a)	1,031	10,815
Tornier BV (a)	312	7,407
Unilife Corp. (a)	2,058	8,808
Uroplasty, Inc. (a)	405	1,231
Vascular Solutions, Inc. (a)	502	5,698
Volcano Corp. (a)	1,583	42,978
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
West Pharmaceutical Services, Inc.	1,003	$ 45,035
Wright Medical Group, Inc. (a)	1,175	21,890
Young Innovations, Inc.	187	6,358
Zeltiq Aesthetics, Inc.	165	1,026
		1,097,352
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)	1,149	11,559
Air Methods Corp. (a)	331	27,840
Alliance Healthcare Services, Inc. (a)	227	311
Almost Family, Inc. (a)	249	6,071
Amedisys, Inc. (a)	877	12,918
AMN Healthcare Services, Inc. (a)	1,086	7,287
AmSurg Corp. (a)	963	27,696
Assisted Living Concepts, Inc. Class A	620	11,104
Bio-Reference Laboratories, Inc. (a)	739	15,755
BioScrip, Inc. (a)	1,318	9,766
Capital Senior Living Corp. (a)	795	7,704
CardioNet, Inc. (a)	978	2,758
Centene Corp. (a)	1,505	59,583
Chemed Corp.	595	35,902
Chindex International, Inc. (a)	425	4,152
Corvel Corp. (a)	181	7,872
Cross Country Healthcare, Inc. (a)	824	3,799
Emeritus Corp. (a)	873	15,016
ExamWorks Group, Inc. (a)	889	10,348
Five Star Quality Care, Inc. (a)	1,481	5,080
Gentiva Health Services, Inc. (a)	954	7,899
Hanger Orthopedic Group, Inc. (a)	1,035	24,374
HealthSouth Corp. (a)	2,902	64,976
Healthways, Inc. (a)	1,066	7,110
HMS Holdings Corp. (a)	2,537	61,040
IPC The Hospitalist Co., Inc. (a)	466	17,899
Kindred Healthcare, Inc. (a)	1,623	15,646
Landauer, Inc.	280	14,762
LHC Group, Inc. (a)	444	7,863
Magellan Health Services, Inc. (a)	858	37,992
Metropolitan Health Networks, Inc. (a)	1,246	9,320
MModal, Inc. (a)	1,012	12,913
Molina Healthcare, Inc. (a)	835	21,418
MWI Veterinary Supply, Inc. (a)	372	35,117
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Healthcare Corp.	297	$ 13,543
National Research Corp.	62	2,997
NeoStem, Inc. (a)	423	152
Owens & Minor, Inc.	1,950	57,018
PharMerica Corp. (a)	916	10,873
Providence Service Corp. (a)	441	6,200
PSS World Medical, Inc. (a)	1,573	37,642
RadNet, Inc. (a)	923	2,852
Select Medical Holdings Corp. (a)	1,113	9,538
Skilled Healthcare Group, Inc. (a)	703	5,392
Sun Healthcare Group, Inc. (a)	891	6,442
Sunrise Senior Living, Inc. (a)	1,665	10,456
Team Health Holdings, Inc. (a)	841	18,115
The Ensign Group, Inc.	517	13,809
Triple-S Management Corp. (a)	591	12,446
U.S. Physical Therapy, Inc.	360	8,777
Universal American Spin Corp. (a)	979	8,987
Vanguard Health Systems, Inc. (a)	920	8,170
Wellcare Health Plans, Inc. (a)	1,293	79,106
		933,365
Health Care Technology - 0.6%
athenahealth, Inc. (a)	1,046	75,783
Computer Programs & Systems, Inc.	336	20,022
Epocrates, Inc. (a)	166	1,351
Greenway Medical Technologies	177	2,726
HealthStream, Inc. (a)	553	12,675
MedAssets, Inc. (a)	1,372	17,301
Medidata Solutions, Inc. (a)	658	17,049
Merge Healthcare, Inc. (a)	1,773	7,624
Omnicell, Inc. (a)	943	13,457
Quality Systems, Inc.	1,194	44,656
		212,644
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	2,261	9,994
Albany Molecular Research, Inc. (a)	515	1,643
BG Medicine, Inc. (a)	240	1,591
Cambrex Corp. (a)	876	5,676
Complete Genomics, Inc. (a)	445	1,202
Enzo Biochem, Inc. (a)	832	2,280
eResearchTechnology, Inc. (a)	1,435	11,337
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Fluidigm Corp. (a)	155	$ 2,420
Furiex Pharmaceuticals, Inc. (a)	337	4,843
Harvard Bioscience, Inc. (a)	514	2,051
Luminex Corp. (a)	1,142	28,596
Medtox Scientific, Inc. (a)	256	5,658
Pacific Biosciences of California, Inc. (a)	1,401	3,783
PAREXEL International Corp. (a)	1,806	48,654
Sequenom, Inc. (a)	3,371	17,260
		146,988
Pharmaceuticals - 1.9%
Acura Pharmaceuticals, Inc. (a)	100	323
Akorn, Inc. (a)	1,639	19,881
Alimera Sciences, Inc. (a)	134	414
Ampio Pharmaceuticals, Inc. (a)	689	2,129
Auxilium Pharmaceuticals, Inc. (a)	1,423	25,500
AVANIR Pharmaceuticals Class A (a)	3,877	11,825
Cadence Pharmaceuticals, Inc. (a)	1,348	4,974
Cempra, Inc.	241	1,687
Columbia Laboratories, Inc. (a)	1,216	888
Corcept Therapeutics, Inc. (a)	1,033	3,863
Cornerstone Therapeutics, Inc. (a)	75	443
DepoMed, Inc. (a)	1,554	9,464
Durect Corp. (a)	1,458	1,021
Endocyte, Inc. (a)	640	4,570
Hi-Tech Pharmacal Co., Inc. (a)	288	9,386
Impax Laboratories, Inc. (a)	1,918	47,240
Ista Pharmaceuticals, Inc. (a)	1,092	9,883
Jazz Pharmaceuticals PLC (a)	684	34,905
KV Pharmaceutical Co. Class A (a)	1,225	1,409
Lannett Co., Inc. (a)	328	1,292
MAP Pharmaceuticals, Inc. (a)	676	8,666
Medicis Pharmaceutical Corp. Class A	1,869	71,900
Nektar Therapeutics (a)	3,409	25,977
Obagi Medical Products, Inc. (a)	616	8,082
Optimer Pharmaceuticals, Inc. (a)	1,306	19,329
Pacira Pharmaceuticals, Inc. (a)	301	3,374
Pain Therapeutics, Inc. (a)	971	3,933
Par Pharmaceutical Companies, Inc. (a)	1,070	45,304
Pernix Therapeutics Holdings, Inc. (a)	35	301
Pozen, Inc. (a)	887	5,907
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (a)	1,616	$ 72,558
Sagent Pharmaceuticals, Inc.	202	3,634
Salix Pharmaceuticals Ltd. (a)	1,770	87,438
Santarus, Inc. (a)	1,742	11,097
Sucampo Pharmaceuticals, Inc. Class A (a)	460	3,827
The Medicines Company (a)	1,640	36,228
Transcept Pharmaceuticals, Inc. (a)	205	1,843
ViroPharma, Inc. (a)	2,102	45,719
VIVUS, Inc. (a)	2,998	72,612
XenoPort, Inc. (a)	1,059	4,840
Zogenix, Inc. (a)	679	1,243
		724,909
TOTAL HEALTH CARE		4,537,492
INDUSTRIALS - 15.4%
Aerospace & Defense - 1.8%
AAR Corp.	1,209	18,679
AeroVironment, Inc. (a)	495	12,038
American Science & Engineering, Inc.	279	18,221
Astronics Corp. (a)	321	10,192
Ceradyne, Inc.	750	18,990
Cubic Corp.	491	22,699
Curtiss-Wright Corp.	1,431	50,500
DigitalGlobe, Inc. (a)	1,093	13,411
Ducommun, Inc. (a)	259	3,056
Esterline Technologies Corp. (a)	919	62,942
GenCorp, Inc. (non-vtg.) (a)	1,704	11,706
GeoEye, Inc. (a)	663	15,196
HEICO Corp.	1,570	63,302
Hexcel Corp. (a)	2,952	80,826
KEYW Holding Corp. (a)	465	4,371
Kratos Defense & Security Solutions, Inc. (a)	895	4,967
LMI Aerospace, Inc. (a)	308	5,633
Moog, Inc. Class A (a)	1,362	57,572
National Presto Industries, Inc.	140	10,321
Orbital Sciences Corp. (a)	1,800	22,608
Taser International, Inc. (a)	1,658	7,627
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Teledyne Technologies, Inc. (a)	1,120	$ 72,374
Triumph Group, Inc.	1,130	70,987
		658,218
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,456	7,717
Atlas Air Worldwide Holdings, Inc. (a)	814	37,485
Forward Air Corp.	867	29,287
Hub Group, Inc. Class A (a)	1,114	38,990
Pacer International, Inc. (a)	1,067	6,413
Park-Ohio Holdings Corp. (a)	235	5,074
		124,966
Airlines - 0.6%
Alaska Air Group, Inc. (a)	2,162	73,076
Allegiant Travel Co. (a)	420	24,679
Hawaiian Holdings, Inc. (a)	1,586	8,977
JetBlue Airways Corp. (a)	7,634	36,262
Republic Airways Holdings, Inc. (a)	1,363	6,938
SkyWest, Inc.	1,528	13,737
Spirit Airlines, Inc. (a)	491	11,794
US Airways Group, Inc. (a)	4,921	50,489
		225,952
Building Products - 0.7%
A.O. Smith Corp.	1,161	55,264
AAON, Inc.	567	11,567
Ameresco, Inc. Class A (a)	509	6,205
American Woodmark Corp.	262	4,703
Apogee Enterprises, Inc.	826	12,687
Builders FirstSource, Inc. (a)	1,262	5,263
Gibraltar Industries, Inc. (a)	890	12,033
Griffon Corp.	1,534	15,202
Insteel Industries, Inc.	473	5,378
NCI Building Systems, Inc. (a)	623	7,470
Quanex Building Products Corp.	1,160	21,379
Simpson Manufacturing Co. Ltd.	1,282	39,780
Trex Co., Inc. (a)	456	14,592
Universal Forest Products, Inc.	561	20,981
USG Corp. (a)	2,195	39,620
		272,124
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 2.6%
A.T. Cross Co. Class A (a)	293	$ 3,364
ABM Industries, Inc.	1,619	37,690
ACCO Brands Corp. (a)	3,205	33,813
American Reprographics Co. (a)	1,231	6,721
Casella Waste Systems, Inc. Class A (a)	693	4,179
Cenveo, Inc. (a)	2,027	5,797
Clean Harbors, Inc. (a)	1,429	97,515
CompX International, Inc. Class A	36	483
Consolidated Graphics, Inc. (a)	250	9,998
Courier Corp.	219	2,249
Deluxe Corp.	1,568	37,334
Encore Capital Group, Inc. (a)	475	11,258
EnergySolutions, Inc. (a)	2,313	9,738
EnerNOC, Inc. (a)	831	4,994
Ennis, Inc.	777	12,246
Fuel Tech, Inc. (a)	752	3,482
G&K Services, Inc. Class A	577	18,960
Healthcare Services Group, Inc.	1,992	42,270
Heritage-Crystal Clean, Inc. (a)	133	2,813
Herman Miller, Inc.	1,740	33,982
HNI Corp.	1,372	33,093
InnerWorkings, Inc. (a)	686	7,896
Interface, Inc. Class A	1,572	22,260
Intersections, Inc.	289	3,477
Kimball International, Inc. Class B	818	5,587
Knoll, Inc.	1,459	21,579
McGrath RentCorp.	733	21,565
Metalico, Inc. (a)	1,308	4,238
Mine Safety Appliances Co.	806	34,223
Mobile Mini, Inc. (a)	1,147	21,632
Multi-Color Corp.	361	7,697
NL Industries, Inc.	198	2,786
Portfolio Recovery Associates, Inc. (a)	513	35,305
Quad/Graphics, Inc.	763	10,255
Rollins, Inc.	1,901	40,396
Schawk, Inc. Class A	404	5,442
Standard Parking Corp. (a)	523	9,968
Steelcase, Inc. Class A	2,385	20,606
Swisher Hygiene, Inc. (Canada) (a)	2,940	6,615
Sykes Enterprises, Inc. (a)	1,213	19,226
Team, Inc. (a)	606	17,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	1,878	$ 50,143
The Brink's Co.	1,425	36,195
The Geo Group, Inc. (a)	1,826	37,816
TMS International Corp.	422	5,098
TRC Companies, Inc. (a)	469	3,086
Unifirst Corp. Massachusetts	422	25,641
United Stationers, Inc.	1,273	36,102
US Ecology, Inc.	508	11,013
Viad Corp.	675	12,204
		947,986
Construction & Engineering - 0.8%
Aegion Corp. (a)	1,129	20,604
Argan, Inc.	312	4,549
Comfort Systems USA, Inc.	1,190	12,590
Dycom Industries, Inc. (a)	1,072	25,074
EMCOR Group, Inc.	2,001	58,669
Furmanite Corp. (a)	1,041	6,517
Granite Construction, Inc.	1,173	32,656
Great Lakes Dredge & Dock Corp.	1,721	12,753
Layne Christensen Co. (a)	588	12,083
MasTec, Inc. (a)	1,752	30,467
Michael Baker Corp. (a)	279	6,286
MYR Group, Inc. (a)	592	9,898
Northwest Pipe Co. (a)	270	5,619
Orion Marine Group, Inc. (a)	897	6,207
Pike Electric Corp. (a)	396	3,255
Primoris Services Corp.	820	11,824
Sterling Construction Co., Inc. (a)	483	4,729
Tutor Perini Corp. (a)	939	14,282
UniTek Global Services, Inc. (a)	102	332
		278,394
Electrical Equipment - 1.1%
A123 Systems, Inc. (a)(d)	2,328	2,375
Active Power, Inc. (a)	1,767	1,564
Acuity Brands, Inc.	1,322	73,464
American Superconductor Corp. (a)	1,470	6,071
AZZ, Inc.	392	20,270
Belden, Inc.	1,392	48,414
Brady Corp. Class A	1,446	44,869
Broadwind Energy, Inc. (a)	2,846	968
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Capstone Turbine Corp. (a)	7,958	$ 8,674
Coleman Cable, Inc.	335	2,848
Encore Wire Corp.	534	13,612
EnerSys (a)	1,429	49,944
Franklin Electric Co., Inc.	711	35,657
FuelCell Energy, Inc. (a)	4,619	5,728
Generac Holdings, Inc. (a)	786	18,927
Global Power Equipment Group, Inc. (a)	481	12,030
II-VI, Inc. (a)	1,526	31,146
LSI Industries, Inc.	578	3,959
Powell Industries, Inc. (a)	269	8,772
PowerSecure International, Inc. (a)	489	2,538
Preformed Line Products Co.	82	4,734
Satcon Technology Corp. (a)	2,493	1,047
Thermon Group Holdings, Inc.	326	7,244
Valence Technology, Inc. (a)	1,724	1,259
Vicor Corp.	500	3,485
		409,599
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	535	32,212
Seaboard Corp. (a)	10	19,904
Standex International Corp.	360	15,862
		67,978
Machinery - 3.3%
Accuride Corp. (a)	1,259	9,128
Actuant Corp. Class A	2,078	56,667
Alamo Group, Inc.	223	7,511
Albany International Corp. Class A	865	20,847
Altra Holdings, Inc. (a)	813	14,862
American Railcar Industries, Inc. (a)	282	7,608
Ampco-Pittsburgh Corp.	269	4,998
Astec Industries, Inc. (a)	612	19,149
Barnes Group, Inc.	1,685	44,484
Blount International, Inc. (a)	1,492	24,126
Briggs & Stratton Corp.	1,493	27,023
Cascade Corp.	283	13,321
Chart Industries, Inc. (a)	901	68,863
CIRCOR International, Inc.	541	16,836
CLARCOR, Inc.	1,534	73,663
Colfax Corp. (a)	1,561	52,902
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares) (a)	583	$ 8,646
Commercial Vehicle Group, Inc. (a)	844	8,980
Douglas Dynamics, Inc.	536	7,574
Dynamic Materials Corp.	408	7,458
Energy Recovery, Inc. (a)	1,472	3,091
EnPro Industries, Inc. (a)	618	25,591
ESCO Technologies, Inc.	807	27,761
Federal Signal Corp. (a)	1,856	9,577
Flow International Corp. (a)	1,349	5,544
FreightCar America, Inc.	331	7,150
Gorman-Rupp Co.	460	13,248
Graham Corp.	311	6,867
Greenbrier Companies, Inc. (a)	625	10,781
Hurco Companies, Inc. (a)	174	4,581
John Bean Technologies Corp.	832	13,304
Kadant, Inc. (a)	374	9,675
Kaydon Corp.	984	24,138
L.B. Foster Co. Class A	250	6,703
Lindsay Corp.	380	25,380
Lydall, Inc. (a)	459	4,842
Meritor, Inc. (a)	2,834	18,449
Met-Pro Corp.	496	4,940
Middleby Corp. (a)	560	56,823
Miller Industries, Inc.	299	4,904
Mueller Industries, Inc.	1,147	52,429
Mueller Water Products, Inc. Class A	4,531	16,266
NACCO Industries, Inc. Class A	179	20,311
NN, Inc. (a)	593	4,691
Omega Flex, Inc. (a)	120	1,614
PMFG, Inc. (a)	687	9,281
Proto Labs, Inc.	163	6,047
RBC Bearings, Inc. (a)	648	30,378
Robbins & Myers, Inc.	1,210	58,939
Sauer-Danfoss, Inc.	335	14,509
Sun Hydraulics Corp.	580	14,517
Tecumseh Products Co. Class A (non-vtg.) (a)	627	2,395
Tennant Co.	587	26,004
Titan International, Inc.	1,262	36,459
TriMas Corp. (a)	741	16,309
Twin Disc, Inc.	233	5,110
Wabash National Corp. (a)	2,181	18,255
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	874	$ 32,181
Woodward, Inc.	1,846	76,775
Xerium Technologies, Inc. (a)	283	1,330
		1,221,795
Marine - 0.0%
Baltic Trading Ltd.	530	2,465
Eagle Bulk Shipping, Inc. (a)(d)	2,118	3,474
Excel Maritime Carriers Ltd. (a)	1,004	1,877
Genco Shipping & Trading Ltd. (a)	1,052	5,628
International Shipholding Corp.	137	2,899
Ultrapetrol (Bahamas) Ltd. (a)	339	647
		16,990
Professional Services - 1.5%
Acacia Research Corp. - Acacia Technologies (a)	1,307	53,587
Advisory Board Co. (a)	512	46,674
Barrett Business Services, Inc.	222	4,396
CBIZ, Inc. (a)	1,323	8,031
CDI Corp.	376	6,670
Corporate Executive Board Co.	1,049	43,397
CoStar Group, Inc. (a)	753	54,886
CRA International, Inc. (a)	354	7,239
Dolan Co. (a)	836	6,696
Exponent, Inc. (a)	406	19,407
Franklin Covey Co. (a)	492	4,571
FTI Consulting, Inc. (a)	1,257	45,679
GP Strategies Corp. (a)	407	6,829
Heidrick & Struggles International, Inc.	522	10,179
Hill International, Inc. (a)	652	2,321
Hudson Global, Inc. (a)	943	5,130
Huron Consulting Group, Inc. (a)	667	23,505
ICF International, Inc. (a)	577	14,390
Insperity, Inc.	674	18,380
Kelly Services, Inc. Class A (non-vtg.)	798	11,164
Kforce, Inc. (a)	908	13,139
Korn/Ferry International (a)	1,460	23,579
MISTRAS Group, Inc. (a)	431	10,116
Navigant Consulting, Inc. (a)	1,613	22,453
Odyssey Marine Exploration, Inc. (a)	2,108	6,408
On Assignment, Inc. (a)	1,084	20,282
Pendrell Corp. (a)	4,095	5,528
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Resources Connection, Inc.	1,313	$ 17,043
RPX Corp.	270	4,666
TrueBlue, Inc. (a)	1,181	20,384
VSE Corp.	155	3,410
		540,139
Road & Rail - 1.2%
AMERCO	255	25,612
Arkansas Best Corp.	731	11,214
Avis Budget Group, Inc. (a)	3,175	41,783
Celadon Group, Inc.	631	9,863
Covenant Transport Group, Inc. Class A (a)	78	258
Dollar Thrifty Automotive Group, Inc. (a)	880	71,157
Genesee & Wyoming, Inc. Class A (a)	1,195	64,422
Heartland Express, Inc.	1,581	21,865
Knight Transportation, Inc.	1,898	31,165
Marten Transport Ltd.	479	10,093
Old Dominion Freight Lines, Inc. (a)	1,448	64,393
Patriot Transportation Holding, Inc. (a)	183	4,021
Quality Distribution, Inc. (a)	530	5,920
RailAmerica, Inc. (a)	631	14,627
Roadrunner Transportation Systems, Inc. (a)	265	4,598
Saia, Inc. (a)	512	9,615
Swift Transporation Co. (a)	2,285	23,970
Universal Truckload Services, Inc.	218	3,401
Werner Enterprises, Inc.	1,346	31,793
Zipcar, Inc. (a)	345	4,157
		453,927
Trading Companies & Distributors - 1.3%
Aceto Corp.	784	7,056
Aircastle Ltd.	1,704	20,704
Applied Industrial Technologies, Inc.	1,267	49,793
Beacon Roofing Supply, Inc. (a)	1,380	36,832
CAI International, Inc. (a)	395	8,161
DXP Enterprises, Inc. (a)	265	11,493
Essex Rental Corp. (a)	562	2,209
H&E Equipment Services, Inc. (a)	841	16,231
Houston Wire & Cable Co.	473	5,813
Interline Brands, Inc. (a)	979	20,598
Kaman Corp.	771	26,507
Lawson Products, Inc.	134	1,951
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
RSC Holdings, Inc. (a)	2,008	$ 47,630
Rush Enterprises, Inc. Class A (a)	1,018	18,405
SeaCube Container Leasing Ltd.	377	6,993
TAL International Group, Inc.	663	27,389
Textainer Group Holdings Ltd.	358	12,555
Titan Machinery, Inc. (a)	460	16,390
United Rentals, Inc. (a)	1,874	87,478
Watsco, Inc.	867	62,381
		486,569
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	656	10,358
TOTAL INDUSTRIALS		5,714,995
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.8%
ADTRAN, Inc.	1,901	58,019
Anaren, Inc. (a)	494	8,912
Arris Group, Inc. (a)	3,549	45,889
Aruba Networks, Inc. (a)	2,720	57,446
Aviat Networks, Inc. (a)	1,644	4,192
Bel Fuse, Inc. Class B (non-vtg.)	272	4,839
Black Box Corp.	521	11,780
Calix Networks, Inc. (a)	1,203	9,576
Communications Systems, Inc.	148	1,925
Comtech Telecommunications Corp.	586	18,119
Dialogic, Inc. (a)	143	140
Digi International, Inc. (a)	693	6,431
EMCORE Corp. (a)	875	3,955
Emulex Corp. (a)	2,777	24,104
Extreme Networks, Inc. (a)	2,758	10,563
Finisar Corp. (a)	2,679	44,257
Globecomm Systems, Inc. (a)	654	9,274
Harmonic, Inc. (a)	3,318	15,661
Infinera Corp. (a)	3,184	22,797
InterDigital, Inc.	1,359	37,671
Ixia (a)	1,116	14,062
KVH Industries, Inc. (a)	407	4,062
Loral Space & Communications Ltd.	336	20,849
Meru Networks, Inc. (a)	444	1,261
NETGEAR, Inc. (a)	1,130	43,505
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
NumereX Corp. Class A (a)	297	$ 2,816
Oclaro, Inc. (a)	1,889	5,421
Oplink Communications, Inc. (a)	601	9,520
Opnext, Inc. (a)	1,855	2,207
Plantronics, Inc.	1,340	51,349
Powerwave Technologies, Inc. (a)	815	921
Procera Networks, Inc. (a)	540	11,210
ShoreTel, Inc. (a)	1,309	6,270
Sonus Networks, Inc. (a)	6,228	17,625
Sycamore Networks, Inc. (a)	562	8,762
Symmetricom, Inc. (a)	1,416	7,873
Ubiquiti Networks, Inc.	300	9,906
ViaSat, Inc. (a)	1,112	53,710
Westell Technologies, Inc. Class A (a)	1,298	2,959
		669,838
Computers & Peripherals - 0.7%
3D Systems Corp. (a)	1,247	36,774
Avid Technology, Inc. (a)	980	8,516
Cray, Inc. (a)	1,104	12,310
Dot Hill Systems Corp. (a)	1,942	2,428
Electronics for Imaging, Inc. (a)	1,429	25,508
Imation Corp. (a)	1,008	5,846
Immersion Corp. (a)	774	4,218
Intermec, Inc. (a)	1,764	9,384
Intevac, Inc. (a)	803	6,472
Novatel Wireless, Inc. (a)	1,291	3,731
OCZ Technology Group, Inc. (a)	1,952	11,517
Quantum Corp. (a)	6,535	15,553
Rimage Corp.	210	1,909
Silicon Graphics International Corp. (a)	920	8,685
STEC, Inc. (a)	1,116	9,252
Stratasys, Inc. (a)	645	33,030
Super Micro Computer, Inc. (a)	867	15,303
Synaptics, Inc. (a)	984	30,219
Xyratex Ltd.	834	12,110
		252,765
Electronic Equipment & Components - 2.5%
Aeroflex Holding Corp. (a)	648	7,258
Agilysys, Inc. (a)	506	4,433
Anixter International, Inc.	876	60,076
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Badger Meter, Inc.	477	$ 17,620
Benchmark Electronics, Inc. (a)	1,895	30,093
Brightpoint, Inc. (a)	1,965	12,026
Checkpoint Systems, Inc. (a)	1,166	12,779
Cognex Corp.	1,273	51,238
Coherent, Inc. (a)	707	37,188
CTS Corp.	1,073	11,513
Daktronics, Inc.	1,165	9,483
DDi Corp.	414	5,374
DTS, Inc. (a)	508	15,850
Echelon Corp. (a)	1,038	4,526
Electro Rent Corp.	531	8,273
Electro Scientific Industries, Inc.	733	10,453
eMagin Corp. (a)	305	949
Fabrinet (a)	582	9,789
FARO Technologies, Inc. (a)	495	27,710
FEI Co. (a)	1,173	58,849
GSI Group, Inc. (a)	841	10,151
Identive Group, Inc. (a)	1,578	3,251
Insight Enterprises, Inc. (a)	1,361	27,642
InvenSense, Inc.	260	4,181
KEMET Corp. (a)	1,308	11,131
LeCroy Corp. (a)	548	5,666
Littelfuse, Inc.	638	39,983
Maxwell Technologies, Inc. (a)	861	8,188
Measurement Specialties, Inc. (a)	460	16,436
Mercury Computer Systems, Inc. (a)	902	11,906
Methode Electronics, Inc. Class A	1,105	9,337
MicroVision, Inc. (a)	406	755
MTS Systems Corp.	479	22,978
Multi-Fineline Electronix, Inc. (a)	291	7,709
NeoPhotonics Corp. (a)	296	1,400
Newport Corp. (a)	1,150	19,631
OSI Systems, Inc. (a)	587	39,247
Park Electrochemical Corp.	641	18,493
PC Connection, Inc.	392	3,144
Plexus Corp. (a)	1,094	35,413
Power-One, Inc. (a)	2,178	9,322
Pulse Electronics Corp.	1,299	2,663
RadiSys Corp. (a)	652	4,140
RealD, Inc. (a)	1,220	14,738
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Richardson Electronics Ltd.	412	$ 5,195
Rofin-Sinar Technologies, Inc. (a)	854	21,521
Rogers Corp. (a)	454	17,384
Sanmina-SCI Corp. (a)	2,424	21,574
ScanSource, Inc. (a)	795	26,203
SYNNEX Corp. (a)	780	29,710
TTM Technologies, Inc. (a)	1,491	15,402
Universal Display Corp. (a)	1,177	52,930
Viasystems Group, Inc. (a)	107	2,385
Vishay Precision Group, Inc. (a)	418	6,053
X-Rite, Inc. (a)	840	4,654
Zygo Corp. (a)	484	9,578
		935,574
Internet Software & Services - 1.7%
Active Network, Inc.	412	6,922
Ancestry.com, Inc. (a)	927	24,751
Angie's List, Inc.	280	3,906
Bankrate, Inc.	676	15,832
Bazaarvoice, Inc.	352	6,973
Brightcove, Inc.	136	2,550
Carbonite, Inc.	173	1,382
comScore, Inc. (a)	946	18,844
Constant Contact, Inc. (a)	886	21,415
Cornerstone OnDemand, Inc. (a)	361	7,502
DealerTrack Holdings, Inc. (a)	1,247	37,198
Demand Media, Inc. (a)	392	3,258
Dice Holdings, Inc. (a)	1,555	16,763
Digital River, Inc. (a)	1,160	21,820
EarthLink, Inc.	3,189	25,895
FriendFinder Networks, Inc. (a)	51	56
InfoSpace, Inc. (a)	1,164	12,955
Internap Network Services Corp. (a)	1,544	10,870
IntraLinks Holdings, Inc. (a)	1,086	5,061
j2 Global, Inc.	1,393	35,981
Keynote Systems, Inc.	487	8,961
KIT Digital, Inc. (a)(d)	1,171	7,939
Limelight Networks, Inc. (a)	1,673	4,584
Liquidity Services, Inc. (a)	561	29,918
LivePerson, Inc. (a)	1,550	24,614
LogMeIn, Inc. (a)	626	22,542
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LoopNet, Inc. (a)	529	$ 10,141
Marchex, Inc. Class B	626	2,178
Move, Inc. (a)	1,112	9,674
NIC, Inc.	1,967	22,011
OpenTable, Inc. (a)	708	31,669
Openwave Systems, Inc. (a)	2,731	7,046
Perficient, Inc. (a)	790	9,488
quepasa.com, Inc. (a)	63	239
QuinStreet, Inc. (a)	839	8,818
RealNetworks, Inc.	565	5,407
Responsys, Inc.	324	4,141
Saba Software, Inc. (a)	929	9,030
SciQuest, Inc. (a)	327	4,856
SPS Commerce, Inc. (a)	255	7,094
Stamps.com, Inc. (a)	382	11,089
Support.com, Inc. (a)	1,635	5,935
TechTarget, Inc. (a)	543	4,040
Travelzoo, Inc. (a)	158	4,102
United Online, Inc.	2,683	12,717
ValueClick, Inc. (a)	2,336	49,476
Vocus, Inc. (a)	564	7,293
Web.com, Inc. (a)	865	11,202
XO Group, Inc. (a)	903	8,371
Zillow, Inc.	139	4,847
Zix Corp. (a)	1,696	4,800
		634,156
IT Services - 2.0%
Acxiom Corp. (a)	2,401	32,966
CACI International, Inc. Class A (a)	818	50,004
Cardtronics, Inc. (a)	1,304	34,373
Cass Information Systems, Inc.	276	11,302
Ciber, Inc. (a)	2,004	8,337
Computer Task Group, Inc. (a)	448	6,460
Convergys Corp. (a)	3,132	41,875
CSG Systems International, Inc. (a)	1,013	14,587
Dynamics Research Corp. (a)	303	2,179
Echo Global Logistics, Inc. (a)	336	5,722
EPAM Systems, Inc.	99	2,043
Euronet Worldwide, Inc. (a)	1,557	33,678
ExlService Holdings, Inc. (a)	533	14,753
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Forrester Research, Inc.	436	$ 15,456
Global Cash Access Holdings, Inc. (a)	2,028	17,137
Hackett Group, Inc. (a)	898	5,128
Heartland Payment Systems, Inc.	1,184	36,076
Higher One Holdings, Inc. (a)	939	14,808
iGate Corp. (a)	927	18,039
Jack Henry & Associates, Inc.	2,625	89,145
Lionbridge Technologies, Inc. (a)	1,723	4,738
ManTech International Corp. Class A	714	22,434
Maximus, Inc.	1,035	45,799
ModusLink Global Solutions, Inc.	1,423	7,044
MoneyGram International, Inc. (a)	366	6,163
NCI, Inc. Class A (a)	122	605
PRG-Schultz International, Inc. (a)	678	4,285
Sapient Corp.	3,285	39,321
ServiceSource International, Inc. (a)	288	4,775
Syntel, Inc.	469	28,088
Teletech Holdings, Inc. (a)	797	12,075
TNS, Inc. (a)	739	15,076
Unisys Corp. (a)	1,342	25,042
Virtusa Corp. (a)	410	6,187
Wright Express Corp. (a)	1,159	73,967
		749,667
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	1,272	15,188
Alpha & Omega Semiconductor Ltd. (a)	474	4,688
Amkor Technology, Inc. (a)	2,711	14,016
Amtech Systems, Inc. (a)	400	2,792
ANADIGICS, Inc. (a)	1,777	3,927
Applied Micro Circuits Corp. (a)	1,879	10,485
ATMI, Inc. (a)	974	20,464
Axcelis Technologies, Inc. (a)	2,783	3,785
AXT, Inc. (a)	916	4,662
Brooks Automation, Inc.	1,986	23,355
Cabot Microelectronics Corp.	706	24,272
Cavium, Inc. (a)	1,485	43,451
Ceva, Inc. (a)	679	14,999
Cirrus Logic, Inc. (a)	2,002	54,815
Cohu, Inc.	769	8,444
Cymer, Inc. (a)	907	47,019
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Diodes, Inc. (a)	1,069	$ 23,828
DSP Group, Inc. (a)	564	3,689
Entegris, Inc. (a)	4,075	36,064
Entropic Communications, Inc. (a)	2,506	10,600
Exar Corp. (a)	1,159	9,179
FormFactor, Inc. (a)	1,550	8,680
FSI International, Inc. (a)	1,054	5,344
GSI Technology, Inc. (a)	721	3,050
GT Advanced Technologies, Inc. (a)	3,505	22,818
Hittite Microwave Corp. (a)	955	51,131
Inphi Corp. (a)	593	6,019
Integrated Device Technology, Inc. (a)	4,377	29,632
Integrated Silicon Solution, Inc. (a)	854	9,069
Intermolecular, Inc.	188	1,254
IXYS Corp. (a)	683	8,510
Kopin Corp. (a)	2,114	7,547
Kulicke & Soffa Industries, Inc. (a)	2,132	27,929
Lattice Semiconductor Corp. (a)	3,591	19,607
LTX-Credence Corp. (a)	1,436	9,908
MaxLinear, Inc. Class A (a)	504	2,444
Micrel, Inc.	1,463	15,932
Microsemi Corp. (a)	2,590	55,737
Mindspeed Technologies, Inc. (a)	999	5,005
MIPS Technologies, Inc. (a)	1,684	11,013
MKS Instruments, Inc.	1,597	44,157
Monolithic Power Systems, Inc. (a)	926	19,187
MoSys, Inc. (a)	1,001	3,604
Nanometrics, Inc. (a)	601	9,322
NVE Corp. (a)	157	7,957
Omnivision Technologies, Inc. (a)	1,610	29,656
PDF Solutions, Inc. (a)	615	5,424
Pericom Semiconductor Corp. (a)	804	6,319
Photronics, Inc. (a)	1,802	11,154
PLX Technology, Inc. (a)	1,161	4,621
Power Integrations, Inc.	858	32,501
Rambus, Inc. (a)	3,110	15,830
RF Micro Devices, Inc. (a)	8,293	35,909
Rubicon Technology, Inc. (a)	457	4,319
Rudolph Technologies, Inc. (a)	1,044	11,275
Semtech Corp. (a)	1,996	54,411
Sigma Designs, Inc. (a)	1,076	5,929
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Image, Inc. (a)	2,599	$ 15,594
Spansion, Inc. Class A (a)	1,516	18,283
Standard Microsystems Corp. (a)	678	17,953
STR Holdings, Inc. (a)	1,060	4,049
Supertex, Inc. (a)	338	6,919
Tessera Technologies, Inc.	1,541	24,101
TriQuint Semiconductor, Inc. (a)	5,231	25,527
Ultra Clean Holdings, Inc. (a)	605	4,144
Ultratech, Inc. (a)	774	24,722
Veeco Instruments, Inc. (a)	1,225	36,983
Volterra Semiconductor Corp. (a)	744	24,470
		1,184,671
Software - 4.2%
Accelrys, Inc. (a)	1,615	13,291
ACI Worldwide, Inc. (a)	1,185	47,234
Actuate Corp. (a)	1,017	7,221
Advent Software, Inc. (a)	971	26,207
American Software, Inc. Class A	575	4,761
Aspen Technology, Inc. (a)	2,501	49,470
AVG Technologies NV	264	3,656
Blackbaud, Inc.	1,352	41,885
Bottomline Technologies, Inc. (a)	1,123	26,424
BroadSoft, Inc. (a)	673	28,811
Callidus Software, Inc. (a)	1,000	7,920
CommVault Systems, Inc. (a)	1,342	69,878
Concur Technologies, Inc. (a)	1,356	76,695
Convio, Inc. (a)	323	5,168
Deltek, Inc. (a)	749	7,820
Digimarc Corp.	167	4,367
Ebix, Inc.	902	18,446
Ellie Mae, Inc.	367	4,756
EPIQ Systems, Inc.	977	11,099
ePlus, Inc. (a)	107	3,174
Fair Isaac Corp.	1,077	46,203
FalconStor Software, Inc. (a)	1,021	3,359
Glu Mobile, Inc. (a)	1,508	6,861
Guidance Software, Inc. (a)	308	2,923
Guidewire Software, Inc.	276	7,513
Imperva, Inc.	157	5,459
Interactive Intelligence Group, Inc. (a)	421	12,487
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
JDA Software Group, Inc. (a)	1,285	$ 37,111
Jive Software, Inc.	451	10,738
Kenexa Corp. (a)	802	26,201
Manhattan Associates, Inc. (a)	616	30,892
Mentor Graphics Corp. (a)	2,907	42,006
MicroStrategy, Inc. Class A (a)	245	34,246
Monotype Imaging Holdings, Inc. (a)	1,137	16,134
Motricity, Inc. (a)	1,631	1,680
NetScout Systems, Inc. (a)	1,055	21,828
NetSuite, Inc. (a)	858	38,078
Opnet Technologies, Inc.	402	9,310
Parametric Technology Corp. (a)	3,552	76,652
Pegasystems, Inc.	518	19,264
Progress Software Corp. (a)	1,898	43,920
PROS Holdings, Inc. (a)	657	12,936
QAD, Inc. Class A	129	1,593
QLIK Technologies, Inc. (a)	2,182	62,863
Quest Software, Inc. (a)	1,702	39,606
RealPage, Inc. (a)	978	17,751
Rosetta Stone, Inc. (a)	395	4,132
SeaChange International, Inc. (a)	899	7,390
Smith Micro Software, Inc. (a)	884	1,777
SolarWinds, Inc. (a)	1,738	81,530
Sourcefire, Inc. (a)	871	44,412
SRS Labs, Inc. (a)	423	4,031
SS&C Technologies Holdings, Inc. (a)	732	17,400
Synchronoss Technologies, Inc. (a)	789	24,696
Take-Two Interactive Software, Inc. (a)	2,279	32,134
Tangoe, Inc. (a)	361	7,393
TeleCommunication Systems, Inc. Class A (a)	1,801	3,476
TeleNav, Inc. (a)	392	2,654
THQ, Inc. (a)	3,353	2,271
TiVo, Inc. (a)	3,609	38,941
Tyler Technologies, Inc. (a)	918	36,674
Ultimate Software Group, Inc. (a)	792	61,111
Vasco Data Security International, Inc. (a)	808	6,294
Verint Systems, Inc. (a)	627	18,960
VirnetX Holding Corp. (a)	1,214	30,156
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Wave Systems Corp. Class A (a)	2,301	$ 3,290
Websense, Inc. (a)	1,160	24,058
		1,538,677
TOTAL INFORMATION TECHNOLOGY		5,965,348
MATERIALS - 4.5%
Chemicals - 2.1%
A. Schulman, Inc.	960	23,626
American Vanguard Corp.	658	16,450
Balchem Corp.	881	25,461
Calgon Carbon Corp. (a)	1,686	23,334
Chase Corp.	239	3,549
Chemtura Corp. (a)	2,913	49,579
Ferro Corp. (a)	2,616	13,577
Flotek Industries, Inc. (a)	1,573	21,456
FutureFuel Corp.	631	6,209
Georgia Gulf Corp. (a)	1,037	36,762
GSE Holding, Inc.	285	3,605
H.B. Fuller Co.	1,506	49,547
Hawkins, Inc.	263	9,134
Innophos Holdings, Inc.	644	31,665
Innospec, Inc. (a)	690	20,859
KMG Chemicals, Inc.	194	3,345
Koppers Holdings, Inc.	612	23,795
Kraton Performance Polymers, Inc. (a)	953	24,778
Landec Corp. (a)	678	4,366
LSB Industries, Inc. (a)	533	18,079
Minerals Technologies, Inc.	553	37,106
NewMarket Corp.	276	61,609
Olin Corp.	2,467	51,708
OM Group, Inc. (a)	932	22,480
OMNOVA Solutions, Inc. (a)	1,382	10,835
PolyOne Corp.	2,814	39,002
Quaker Chemical Corp.	374	16,232
Senomyx, Inc. (a)	1,432	3,136
Sensient Technologies Corp.	1,548	57,508
Spartech Corp. (a)	1,045	5,100
Stepan Co.	255	23,169
TPC Group, Inc. (a)	396	16,624
Tredegar Corp.	723	12,544
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Zep, Inc.	601	$ 8,564
Zoltek Companies, Inc. (a)	874	9,640
		784,433
Construction Materials - 0.2%
Eagle Materials, Inc.	1,348	47,477
Headwaters, Inc. (a)	1,695	7,356
Texas Industries, Inc.	695	23,359
United States Lime & Minerals, Inc. (a)	77	3,694
		81,886
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	118	4,115
Boise, Inc.	2,653	20,269
Graphic Packaging Holding Co. (a)	4,731	25,311
Myers Industries, Inc.	956	15,803
		65,498
Metals & Mining - 1.4%
A.M. Castle & Co. (a)	448	5,999
Amcol International Corp.	715	23,566
Century Aluminum Co. (a)	1,606	14,775
Coeur d'Alene Mines Corp. (a)	2,684	57,840
General Moly, Inc. (a)	2,063	6,684
Globe Specialty Metals, Inc.	1,904	25,399
Gold Resource Corp.	829	22,482
Golden Minerals Co. (a)	888	6,633
Golden Star Resources Ltd. (a)	8,136	12,520
Handy & Harman Ltd. (a)	287	4,153
Haynes International, Inc.	376	23,451
Hecla Mining Co.	8,275	35,417
Horsehead Holding Corp. (a)	1,259	14,139
Jaguar Mining, Inc. (a)	2,581	6,995
Kaiser Aluminum Corp.	495	26,022
Materion Corp.	652	16,111
McEwen Mining, Inc. (a)	3,306	12,530
Metals USA Holdings Corp. (a)	315	4,750
Midway Gold Corp. (a)	3,024	4,355
Noranda Aluminium Holding Corp.	706	7,498
Olympic Steel, Inc.	311	6,571
Paramount Gold & Silver Corp. (a)	3,871	9,445
Revett Minerals, Inc. (a)	644	2,686
RTI International Metals, Inc. (a)	951	23,347
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Stillwater Mining Co. (a)	3,589	$ 38,510
SunCoke Energy, Inc. (a)	2,117	32,221
Thompson Creek Metals Co., Inc. (a)	4,564	27,215
U.S. Silica Holdings, Inc.	382	6,922
Universal Stainless & Alloy Products, Inc. (a)	219	10,162
US Energy Corp. (a)	1,040	2,725
Vista Gold Corp. (a)	2,328	7,031
Worthington Industries, Inc.	1,676	29,900
		528,054
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	1,220	39,540
Clearwater Paper Corp. (a)	669	22,057
Deltic Timber Corp.	329	20,095
Glatfelter	1,304	20,316
Kapstone Paper & Packaging Corp. (a)	1,136	20,516
Louisiana-Pacific Corp. (a)	3,862	34,951
Neenah Paper, Inc.	498	14,223
Schweitzer-Mauduit International, Inc.	485	32,893
Verso Paper Corp. (a)	139	229
Wausau-Mosinee Paper Corp.	1,503	13,617
		218,437
TOTAL MATERIALS		1,678,308
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)	1,760	7,269
AboveNet, Inc. (a)	717	59,633
Alaska Communication Systems Group, Inc.	1,264	3,236
Atlantic Tele-Network, Inc.	296	10,082
Boingo Wireless, Inc.	182	1,916
Cbeyond, Inc. (a)	748	4,810
Cincinnati Bell, Inc. New (a)	6,016	22,861
Cogent Communications Group, Inc. (a)	1,373	25,716
Consolidated Communications Holdings, Inc.	825	15,964
FairPoint Communications, Inc. (a)	580	2,685
General Communications, Inc. Class A (a)	1,016	7,722
Globalstar, Inc. (a)	2,468	1,308
HickoryTech Corp.	369	3,664
IDT Corp. Class B	396	3,334
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
inContact, Inc. (a)	856	$ 4,665
Iridium Communications, Inc. (a)	1,299	11,418
Lumos Networks Corp.	518	4,683
Neutral Tandem, Inc. (a)	1,023	11,887
ORBCOMM, Inc. (a)	1,203	3,922
Premiere Global Services, Inc. (a)	1,576	14,105
SureWest Communications	424	9,574
Towerstream Corp. (a)	1,300	5,967
Vonage Holdings Corp. (a)	4,192	8,552
		244,973
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. (a)	1,775	9,958
NTELOS Holdings Corp.	424	8,573
Shenandoah Telecommunications Co.	746	8,318
USA Mobility, Inc.	694	8,966
		35,815
TOTAL TELECOMMUNICATION SERVICES		280,788
UTILITIES - 3.2%
Electric Utilities - 1.4%
Allete, Inc.	1,003	41,334
Central Vermont Public Service Corp.	392	13,818
Cleco Corp.	1,835	74,868
El Paso Electric Co.	1,271	38,943
Empire District Electric Co.	1,298	26,635
IDACORP, Inc.	1,504	61,273
MGE Energy, Inc.	739	33,802
Otter Tail Corp.	1,096	24,068
PNM Resources, Inc.	2,332	43,748
Portland General Electric Co.	2,328	60,132
UIL Holdings Corp.	1,541	52,964
Unisource Energy Corp.	1,134	41,278
Unitil Corp.	316	8,361
		521,224
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	279	11,724
Laclede Group, Inc.	712	28,039
New Jersey Resources Corp.	1,244	53,791
Northwest Natural Gas Co.	833	38,068
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Piedmont Natural Gas Co., Inc.	2,174	$ 66,264
South Jersey Industries, Inc.	888	43,734
Southwest Gas Corp.	1,394	58,576
WGL Holdings, Inc.	1,557	62,451
		362,647
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp.	3,364	48,021
Black Hills Corp.	1,339	44,200
Dynegy, Inc. (a)	2,830	1,160
Genie Energy Ltd. Class B	489	4,068
Ormat Technologies, Inc.	544	10,755
		108,204
Multi-Utilities - 0.3%
Avista Corp.	1,776	46,957
CH Energy Group, Inc.	458	30,054
NorthWestern Energy Corp.	1,075	38,184
		115,195
Water Utilities - 0.2%
American States Water Co.	595	21,682
Artesian Resources Corp. Class A	208	3,971
Cadiz, Inc. (a)	296	2,495
California Water Service Group	1,225	22,185
Connecticut Water Service, Inc.	269	7,465
Consolidated Water Co., Inc.	410	2,940
Middlesex Water Co.	423	7,851
SJW Corp.	446	10,749
York Water Co.	293	5,119
		84,457
TOTAL UTILITIES		1,191,727
TOTAL COMMON STOCKS (Cost $33,877,843)		36,427,120
Investment Companies - 0.1%

Fidus Investment Corp.	113	1,532
Golub Capital BDC, Inc.	406	6,033
New Mountain Finance Corp.	238	3,215
Investment Companies - continued
	Shares	Value
Solar Capital Ltd.	1,070	$ 22,213
Solar Senior Capital Ltd.	257	4,166
TOTAL INVESTMENT COMPANIES (Cost $38,817)		37,159
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.13% 5/24/12 to 8/30/12 (e) (Cost $99,979)	$ 100,000	99,956
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	543,544	543,544
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	118,525	118,525
TOTAL MONEY MARKET FUNDS (Cost $662,069)		662,069
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $34,678,708)		37,226,304
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(111,855)
NET ASSETS - 100%		$ 37,114,449
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 E-mini Russell 2000 Index Contracts	June 2012	$ 570,430	$ 12,178
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $79,987.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 588
Fidelity Securities Lending Cash Central Fund	476
Total	$ 1,064
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,027,786	$ 5,027,786	$ -	$ -
Consumer Staples	1,295,168	1,295,168	-	-
Energy	2,379,600	2,379,320	280	-
Financials	8,355,908	8,355,908	-	-
Health Care	4,537,492	4,537,492	-	-
Industrials	5,714,995	5,714,995	-	-
Information Technology	5,965,348	5,965,348	-	-
Materials	1,678,308	1,678,308	-	-
Telecommunication Services	280,788	280,788	-	-
Utilities	1,191,727	1,191,727	-	-
Investment Companies	37,159	37,159	-	-
U.S. Government and Government Agency Obligations	99,956	-	99,956	-
Money Market Funds	662,069	662,069	-	-
Total Investments in Securities:	$ 37,226,304	$ 37,126,068	$ 100,236	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 12,178	$ 12,178	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 12,178	$ -
Total Value of Derivatives	$ 12,178	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $113,003) - See accompanying schedule: Unaffiliated issuers (cost $34,016,639)	$ 36,564,235
Fidelity Central Funds (cost $662,069)	662,069
Total Investments (cost $34,678,708)		$ 37,226,304
Receivable for investments sold		45,888
Receivable for fund shares sold		935,247
Dividends receivable		14,269
Distributions receivable from Fidelity Central Funds		576
Receivable from investment adviser for expense reductions		1,857
Other receivables		359
Total assets		38,224,500

Liabilities
Payable for investments purchased	$ 715,558
Payable for fund shares redeemed	258,067
Accrued management fee	4,327
Payable for daily variation margin on futures contracts	10,150
Other affiliated payables	3,424
Collateral on securities loaned, at value	118,525
Total liabilities		1,110,051

Net Assets		$ 37,114,449
Net Assets consist of:
Paid in capital		$ 34,300,712
Undistributed net investment income		102,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		151,527
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,559,775
Net Assets		$ 37,114,449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($12,115,717 ÷ 1,028,108 shares)	$ 11.78

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($23,850,765 ÷ 2,022,227 shares)	$ 11.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($573,942 ÷ 48,654 shares)	$ 11.80

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($574,025 ÷ 48,657 shares)	$ 11.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements - continued

Statement of Operations

	For the period September 8, 2011 (commencement of operations) to April 30, 2012

Investment Income
Dividends		$ 198,286
Interest		77
Income from Fidelity Central Funds		1,064
Total income		199,427

Expenses
Management fee	$ 19,858
Transfer agent fees	13,074
Independent trustees' compensation	37
Total expenses before reductions	32,969
Expense reductions	(7,660)	25,309
Net investment income (loss)		174,118
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,251
Foreign currency transactions	(1)
Futures contracts	20,864
Total net realized gain (loss)		166,114
Change in net unrealized appreciation (depreciation) on: Investment securities	2,547,596
Assets and liabilities in foreign currencies	1
Futures contracts	12,178
Total change in net unrealized appreciation (depreciation)		2,559,775
Net gain (loss)		2,725,889
Net increase (decrease) in net assets resulting from operations		$ 2,900,007

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 174,118
Net realized gain (loss)	166,114
Change in net unrealized appreciation (depreciation)	2,559,775
Net increase (decrease) in net assets resulting from operations	2,900,007
Distributions to shareholders from net investment income	(62,637)
Share transactions - net increase (decrease)	34,272,912
Redemption fees	4,167
Total increase (decrease) in net assets	37,114,449

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $102,435)	$ 37,114,449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	1.73
Total from investment operations	1.82
Distributions from net investment income	(.04)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.78
Total Return B,C	18.27%
Ratios to Average Net Assets E,H
Expenses before reductions	.36% A
Expenses net of fee waivers, if any	.31% A
Expenses net of all reductions	.31% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,116
Portfolio turnover rate F	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.73
Total from investment operations	1.83
Distributions from net investment income	(.04)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.79
Total Return B,C	18.38%
Ratios to Average Net Assets E,H
Expenses before reductions	.23% A
Expenses net of fee waivers, if any	.17% A
Expenses net of all reductions	.17% A
Net investment income (loss)	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,851
Portfolio turnover rate F	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.74
Total from investment operations	1.84
Distributions from net investment income	(.04)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.80
Total Return B,C	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A
Expenses net of fee waivers, if any	.13% A
Expenses net of all reductions	.13% A
Net investment income (loss)	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 574
Portfolio turnover rate F	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.75
Total from investment operations	1.85
Distributions from net investment income	(.05)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.80
Total Return B,C	18.50%
Ratios to Average Net Assets E,H
Expenses before reductions	.15% A
Expenses net of fee waivers, if any	.11% A
Expenses net of all reductions	.11% A
Net investment income (loss)	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 574
Portfolio turnover rate F	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on each Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Spartan Small Cap Index Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 42,251,213	$ 4,591,269	$ (967,658)	$ 3,623,611
Spartan Small Cap Index Fund	34,680,190	3,926,882	(1,380,768)	2,546,114

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Spartan Mid Cap Index Fund	$ 184,698	$ 25,268	$ 3,623,611
Spartan Small Cap Index Fund	244,081	23,541	2,546,114

The tax character of distributions paid was as follows:

April 30, 2012	Ordinary Income
Spartan Mid Cap Index Fund	$ 66,999
Spartan Small Cap Index Fund	62,637

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts (a)	$ 11,839	$ 13,220
Totals	$ 11,839	$ 13,220
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts (a)	$ 20,864	$ 12,178
Totals	$ 20,864	$ 12,178

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	42,657,107	820,271
Spartan Small Cap Index Fund	34,736,143	943,110

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 4,783
Fidelity Advantage Class	4,555
Institutional Class	1,358
$ 10,696
Spartan Small Cap Index Fund
Investor Class	$ 6,963
Fidelity Advantage Class	5,850
Institutional Class	261
$ 13,074

7. Committed Line of Credit.

The Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit. There were no commitment fees paid during the period by the Funds. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

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8. Security Lending - continued

market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Mid Cap Index Fund	$ 48
Spartan Small Cap Index Fund	476

9. Expense Reductions.

FMR contractually agreed to reimburse each class of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Spartan Mid Cap Index Fund
Investor Class	.26%	$ 1,725
Fidelity Advantage Class	.12%	4,716
Institutional Class	.08%	4,222
Fidelity Advantage Institutional Class	.06%	529
Spartan Small Cap Index Fund
Investor Class	.31%	$ 1,827
Fidelity Advantage Class	.17%	4,745
Institutional Class	.13%	544
Fidelity Advantage Institutional Class	.11%	542

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Notes to Financial Statements - continued

9. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 2
Spartan Small Cap Index Fund	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012 A
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 6,655
Fidelity Advantage Class	34,019
Institutional Class	13,080
Fidelity Advantage Institutional Class	13,245
Total	$ 66,999
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 8,321
Fidelity Advantage Class	31,978
Institutional Class	11,085
Fidelity Advantage Institutional Class	11,253
Total	$ 62,637

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

Period ended April 30, 2012	Shares A	Dollars A
Spartan Mid Cap Index Fund
Investor Class
Shares sold	1,073,102	$ 11,607,584
Reinvestment of distributions	599	6,228
Shares redeemed	(406,668)	(4,362,958)
Net increase (decrease)	667,033	$ 7,250,854

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11. Share Transactions - continued

Period ended April 30, 2012	Shares A	Dollars A
Spartan Mid Cap Index Fund
Fidelity Advantage Class
Shares sold	2,236,312	$ 24,308,504
Reinvestment of distributions	3,211	33,395
Shares redeemed	(623,558)	(6,714,796)
Net increase (decrease)	1,615,965	$ 17,627,103
Institutional Class
Shares sold	2,095,745	$ 22,346,011
Reinvestment of distributions	1,258	13,080
Shares redeemed	(445,813)	(4,907,524)
Net increase (decrease)	1,651,190	$ 17,451,567
Fidelity Advantage Institutional Class
Shares sold	259,312	$ 2,600,406
Reinvestment of distributions	1,274	13,245
Shares redeemed	(251,275)	(2,668,444)
Net increase (decrease)	9,311	$ (54,793)
Spartan Small Cap Index Fund
Investor Class
Shares sold	1,370,303	$ 15,166,122
Reinvestment of distributions	719	7,701
Shares redeemed	(342,914)	(3,653,649)
Net increase (decrease)	1,028,108	$ 11,520,174
Fidelity Advantage Class
Shares sold	2,460,346	$ 27,426,525
Reinvestment of distributions	2,986	31,978
Shares redeemed	(441,105)	(5,076,161)
Net increase (decrease)	2,022,227	$ 22,382,342
Institutional Class
Shares sold	250,001	$ 2,500,010
Reinvestment of distributions	1,035	11,085
Shares redeemed	(202,382)	(2,325,911)
Net increase (decrease)	48,654	$ 185,184
Fidelity Advantage Institutional Class
Shares sold	250,000	$ 2,500,010
Reinvestment of distributions	1,051	11,253
Shares redeemed	(202,394)	(2,326,051)
Net increase (decrease)	48,657	$ 185,212

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

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Notes to Financial Statements - continued

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and Shareholders of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, Funds of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2012, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from September 8, 2011 (commencement of operations) to April 30, 2012. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, Funds of Fidelity Salem Street Trust as of April 30, 2012, and the results of their operations, the changes in their net assets, and the financial highlights for the period from September 8, 2011 (commencement of operations) to April 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

Spartan Mid Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	06/11/2012	06/08/2012	$0.03367	$0.017
Fidelity Advantage Institutional Class	06/11/2012	06/08/2012	$0.03500	$0.017
Spartan Small Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	06/11/2012	06/08/2012	$0.02969	$0.050
Fidelity Advantage Institutional Class	06/11/2012	06/08/2012	$0.03104	$0.050

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Mid Cap Index Fund	$25,268
Spartan Small Cap Index Fund	$23,541

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Spartan Mid Cap Index Fund
Institutional Class	84%
Fidelity Advantage Institutional Class	83%
Spartan Small Cap Index Fund
Institutional Class	64%
Fidelity Advantage Institutional Class	63%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Mid Cap Index Fund
Institutional Class	85%
Fidelity Advantage Institutional Class	84%
Spartan Small Cap Index Fund
Institutional Class	64%
Fidelity Advantage Institutional Class	63%

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCX-I-SCX-I-UANN-0612
1.929319.100

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Investor Class

Fidelity Advantage® Class

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Spartan Mid Cap Index Fund
Investor Class	.26%
Actual		$ 1,000.00	$ 1,116.80	$ 1.37
Hypothetical A		$ 1,000.00	$ 1,023.57	$ 1.31
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,117.80	$ .63
Hypothetical A		$ 1,000.00	$ 1,024.27	$ .60
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,118.80	$ .42
Hypothetical A		$ 1,000.00	$ 1,024.47	$ .40
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,118.90	$ .32
Hypothetical A		$ 1,000.00	$ 1,024.57	$ .30
Spartan Small Cap Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 1,108.50	$ 1.63
Hypothetical A		$ 1,000.00	$ 1,023.32	$ 1.56
Fidelity Advantage Class	.17%
Actual		$ 1,000.00	$ 1,108.40	$ .89
Hypothetical A		$ 1,000.00	$ 1,024.02	$ .86
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,109.40	$ .68
Hypothetical A		$ 1,000.00	$ 1,024.22	$ .65
Fidelity Advantage Institutional Class	.11%
Actual		$ 1,000.00	$ 1,109.50	$ .58
Hypothetical A		$ 1,000.00	$ 1,024.32	$ .55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Spartan® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Spartan Mid Cap Index Fund's - Investor Class and Fidelity Advantage® Class cumulative total return and show you what would have happened if Investor Class and Fidelity Advantage Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Mid Cap Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Annual Report

Spartan Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks largely overcame a summer swoon, leaving major equity benchmarks with only modest returns for the year ending April 30, 2012. The financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade weighed on equities throughout the summer and early fall. In October, however, healthier manufacturing, consumer and employment data helped rejuvenate markets and investors' appetite for riskier assets. Stocks skidded in November on renewed recession fears, but the U.S. economy was resilient, and major equity benchmarks went on to post their best first-quarter performance since 1998. But, stocks slipped modestly in April, as resurfacing concerns about European debt and a potentially sharp slowdown in China's economy put the brakes on much of the earlier momentum. For the full 12 months, the broad-based S&P 500® Index rose 4.76%, while the blue-chip-laden Dow Jones Industrial AverageSM added 5.97% and the technology-heavy Nasdaq Composite® Index gained 7.12%. Small- and mid-cap stocks trailed their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes declining 4.25% and 0.03%, respectively. Despite a strong rally early in 2012, foreign developed-markets stocks were unable to shed the weight of Europe's debt woes, and the MSCI® EAFE® (Europe, Australasia, Far East) Index finished down 12.70%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Mid Cap Index Fund: From inception on September 8, 2011, through April 30, 2012, the fund's Investor Class and Fidelity Advantage® Class shares gained 17.37% and 17.48%, respectively, in line with the benchmark Russell Midcap® Index, which returned 17.64% during the same time frame. The top contributor was El Paso, one of the country's largest natural gas producers, whose shares rose sharply in October 2011, after the company agreed to be acquired by Kinder Morgan for a premium price. In health care, Intuitive Surgical, a maker of minimally invasive robotic surgical systems, enjoyed good stock performance, as did Alexion Pharmaceuticals. Shares in retailers Macy's and Ross Stores did well, along with Citrix Systems, a provider of information technology software solutions. In contrast, the biggest detractor was Green Mountain Coffee Roasters, a maker of single-serve coffee pods. Another weak performer was Netflix, which struggled amid increased subscriber losses. Coal company Peabody Energy detracted, as did solar-energy equipment manufacturer First Solar and wireless telecommunication services provider NII Holdings, which owns the Nextel brand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp.	0.5	0.5
Intuitive Surgical, Inc.	0.5	0.4
Spectra Energy Corp.	0.5	0.5
Ecolab, Inc.	0.4	0.3
Discover Financial Services	0.4	0.3
Marsh & McLennan Companies, Inc.	0.4	0.4
Lorillard, Inc.	0.4	0.4
Equity Residential (SBI)	0.4	0.4
Bed Bath & Beyond, Inc.	0.4	0.4
Consolidated Edison, Inc.	0.4	0.5
	4.3
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.7
Consumer Discretionary	16.1	15.8
Information Technology	13.1	13.6
Industrials	12.6	12.4
Health Care	9.6	9.6
Energy	7.5	8.3
Materials	6.6	6.5
Utilities	6.5	7.1
Consumer Staples	6.2	6.3
Telecommunication Services	1.1	1.2

Annual Report

Spartan Mid Cap Index Fund

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.8%
Autoliv, Inc.	946	$ 59,352
BorgWarner, Inc. (a)	1,197	94,611
Delphi Automotive PLC	1,250	38,363
Federal-Mogul Corp. Class A (a)	208	2,689
Gentex Corp.	1,500	32,955
Lear Corp.	1,118	46,397
The Goodyear Tire & Rubber Co. (a)	2,638	28,965
TRW Automotive Holdings Corp. (a)	1,118	51,104
Visteon Corp. (a)	565	28,346
		382,782
Automobiles - 0.4%
Harley-Davidson, Inc.	2,560	133,965
Tesla Motors, Inc. (a)	610	20,209
Thor Industries, Inc.	483	16,340
		170,514
Distributors - 0.3%
Genuine Parts Co.	1,708	110,644
LKQ Corp. (a)	1,579	52,818
		163,462
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,202	42,334
Career Education Corp. (a)	588	4,192
DeVry, Inc.	715	22,987
Education Management Corp. (a)	331	4,104
H&R Block, Inc.	3,315	48,731
ITT Educational Services, Inc. (a)	254	16,769
Service Corp. International	2,438	28,232
Weight Watchers International, Inc.	250	18,990
		186,339
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	454	22,042
Brinker International, Inc.	879	27,662
Chipotle Mexican Grill, Inc. (a)	338	139,983
Choice Hotels International, Inc.	283	10,646
Darden Restaurants, Inc.	1,395	69,862
Dunkin' Brands Group, Inc.	312	10,099
Hyatt Hotels Corp. Class A (a)	452	19,450
International Game Technology	3,315	51,648
Marriott International, Inc. Class A	2,832	110,703
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Marriott Vacations Worldwide Corp.	268	$ 7,914
MGM Mirage, Inc. (a)	3,746	50,271
Panera Bread Co. Class A (a)	310	48,955
Penn National Gaming, Inc. (a)	729	32,790
Royal Caribbean Cruises Ltd.	1,496	40,946
Starwood Hotels & Resorts Worldwide, Inc.	2,126	125,859
Wendy's Co.	3,093	15,063
WMS Industries, Inc. (a)	640	15,686
Wyndham Worldwide Corp.	1,583	79,688
Wynn Resorts Ltd.	700	93,380
		972,647
Household Durables - 1.3%
D.R. Horton, Inc.	3,023	49,426
Garmin Ltd.	1,178	55,519
Harman International Industries, Inc.	756	37,482
Jarden Corp.	830	34,802
Leggett & Platt, Inc.	1,549	33,722
Lennar Corp. Class A	1,763	48,906
Mohawk Industries, Inc. (a)	608	40,748
Newell Rubbermaid, Inc.	3,143	57,203
NVR, Inc. (a)	56	43,901
PulteGroup, Inc. (a)	3,604	35,463
Tempur-Pedic International, Inc. (a)	695	40,894
Toll Brothers, Inc. (a)	1,617	41,072
Tupperware Brands Corp.	627	39,056
Whirlpool Corp.	814	52,112
		610,306
Internet & Catalog Retail - 0.6%
Expedia, Inc.	1,066	45,444
Groupon, Inc. Class A (a)	353	3,781
HomeAway, Inc.	80	2,084
Liberty Media Corp. Interactive Series A (a)	6,519	122,818
Netflix, Inc. (a)	611	48,966
TripAdvisor, Inc. (a)	1,061	39,798
		262,891
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	1,239	45,521
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Mattel, Inc.	3,768	$ 126,605
Polaris Industries, Inc.	702	55,767
		227,893
Media - 2.9%
AMC Networks, Inc. Class A	566	24,055
Cablevision Systems Corp. - NY Group Class A	2,366	35,064
Charter Communications, Inc. Class A (a)	553	33,440
Clear Channel Outdoor Holding, Inc. Class A	451	3,414
Discovery Communications, Inc. (a)	2,878	156,621
DISH Network Corp. Class A	2,171	69,407
DreamWorks Animation SKG, Inc. Class A (a)	801	14,426
Gannett Co., Inc.	2,623	36,250
Interpublic Group of Companies, Inc.	5,040	59,522
John Wiley & Sons, Inc. Class A	479	21,646
Lamar Advertising Co. Class A (a)	620	19,728
Liberty Global, Inc. Class A (a)	2,995	149,181
Liberty Media Corp. Capital Series A (a)	1,280	111,923
Madison Square Garden Co. Class A (a)	694	24,963
McGraw-Hill Companies, Inc.	3,011	148,051
Morningstar, Inc.	270	15,584
Omnicom Group, Inc.	3,042	156,085
Pandora Media, Inc.	170	1,462
Regal Entertainment Group Class A	835	11,364
Scripps Networks Interactive, Inc. Class A	955	47,960
Sirius XM Radio, Inc. (a)	43,155	97,530
Virgin Media, Inc.	3,001	73,705
Washington Post Co. Class B	53	20,043
		1,331,424
Multiline Retail - 1.5%
Big Lots, Inc. (a)	704	25,795
Dillard's, Inc. Class A	343	22,144
Dollar General Corp. (a)	1,088	51,636
Dollar Tree, Inc. (a)	1,263	128,397
Family Dollar Stores, Inc.	1,340	90,517
JCPenney Co., Inc.	1,802	64,980
Macy's, Inc.	4,602	188,774
Nordstrom, Inc.	1,652	92,281
Sears Holdings Corp. (a)	430	23,125
		687,649
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 4.2%
Aarons, Inc. Class A	784	$ 21,301
Abercrombie & Fitch Co. Class A	932	46,758
Advance Auto Parts, Inc.	794	72,889
American Eagle Outfitters, Inc.	2,054	36,993
AutoNation, Inc. (a)	366	12,656
AutoZone, Inc. (a)	276	109,340
Bed Bath & Beyond, Inc. (a)	2,698	189,912
Best Buy Co., Inc.	3,188	70,359
CarMax, Inc. (a)	2,415	74,551
Chico's FAS, Inc.	1,879	28,861
Dick's Sporting Goods, Inc.	997	50,448
DSW, Inc. Class A	264	14,853
Foot Locker, Inc.	1,708	52,248
GameStop Corp. Class A	1,482	33,730
Gap, Inc.	3,866	110,181
Guess?, Inc.	668	19,559
Limited Brands, Inc.	2,712	134,786
O'Reilly Automotive, Inc. (a)	1,394	147,011
Orchard Supply Hardware Stores Corp. Class A	5	107
PetSmart, Inc.	1,225	71,369
RadioShack Corp. (d)	1,213	6,283
Ross Stores, Inc.	2,560	157,670
Sally Beauty Holdings, Inc. (a)	1,045	27,797
Signet Jewelers Ltd.	934	45,551
Staples, Inc.	7,763	119,550
Tiffany & Co., Inc.	1,397	95,639
Tractor Supply Co.	778	76,563
Ulta Salon, Cosmetics & Fragrance, Inc.	479	42,238
Urban Outfitters, Inc. (a)	1,146	33,188
Williams-Sonoma, Inc.	1,112	43,023
		1,945,414
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	403	20,557
Fossil, Inc. (a)	563	73,567
Hanesbrands, Inc. (a)	1,064	30,026
Michael Kors Holdings Ltd.	586	26,763
PVH Corp.	652	57,898
Ralph Lauren Corp.	684	117,833
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	397	$ 38,878
VF Corp.	942	143,231
		508,753
TOTAL CONSUMER DISCRETIONARY		7,450,074
CONSUMER STAPLES - 6.2%
Beverages - 1.3%
Beam, Inc.	1,682	95,504
Brown-Forman Corp. Class B (non-vtg.)	1,105	95,417
Coca-Cola Enterprises, Inc.	3,302	99,456
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,800	38,880
Dr Pepper Snapple Group, Inc.	2,421	98,244
Molson Coors Brewing Co. Class B	1,460	60,707
Monster Beverage Corp. (a)	1,535	99,714
		587,922
Food & Staples Retailing - 0.5%
Safeway, Inc.	2,961	60,197
SUPERVALU, Inc.	2,306	13,698
Whole Foods Market, Inc.	1,685	139,973
		213,868
Food Products - 3.1%
Bunge Ltd.	1,606	103,587
Campbell Soup Co.	1,932	65,360
ConAgra Foods, Inc.	4,454	115,002
Corn Products International, Inc.	837	47,759
Dean Foods Co. (a)	2,056	25,248
Flowers Foods, Inc.	1,220	26,169
Green Mountain Coffee Roasters, Inc. (a)	1,356	66,105
H.J. Heinz Co.	3,446	183,706
Hormel Foods Corp.	1,497	43,503
McCormick & Co., Inc. (non-vtg.)	1,437	80,343
Mead Johnson Nutrition Co. Class A	2,210	189,088
Post Holdings, Inc. (a)	289	8,598
Ralcorp Holdings, Inc. (a)	608	44,268
Sara Lee Corp.	6,354	140,042
Smithfield Foods, Inc. (a)	1,761	36,911
The Hershey Co.	1,666	111,639
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
The J.M. Smucker Co.	1,266	$ 100,812
Tyson Foods, Inc. Class A	3,233	59,002
		1,447,142
Household Products - 0.5%
Church & Dwight Co., Inc.	1,549	78,689
Clorox Co.	1,428	100,103
Energizer Holdings, Inc. (a)	725	51,714
		230,506
Personal Products - 0.4%
Avon Products, Inc.	4,697	101,455
Herbalife Ltd.	1,282	90,150
		191,605
Tobacco - 0.4%
Lorillard, Inc.	1,461	197,659
TOTAL CONSUMER STAPLES		2,868,702
ENERGY - 7.5%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	628	27,839
Cameron International Corp. (a)	2,660	136,325
Carbo Ceramics, Inc.	197	16,566
Core Laboratories NV	501	68,627
Diamond Offshore Drilling, Inc.	758	51,961
Dresser-Rand Group, Inc. (a)	829	40,356
FMC Technologies, Inc. (a)	2,618	123,046
Helmerich & Payne, Inc.	1,038	53,343
McDermott International, Inc. (a)	2,445	27,629
Nabors Industries Ltd. (a)	3,190	53,114
Oceaneering International, Inc.	1,183	61,078
Oil States International, Inc. (a)	550	43,769
Patterson-UTI Energy, Inc.	1,627	26,309
Rowan Companies, Inc. (a)	1,394	48,135
RPC, Inc.	597	6,173
SEACOR Holdings, Inc. (a)	247	22,954
Superior Energy Services, Inc. (a)	1,698	45,710
Tidewater, Inc.	550	30,267
Unit Corp. (a)	447	18,886
		902,087
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.5%
Alpha Natural Resources, Inc. (a)	2,430	$ 39,196
Arch Coal, Inc.	2,289	22,341
Cabot Oil & Gas Corp.	2,254	79,206
Cimarex Energy Co.	935	64,618
Cobalt International Energy, Inc. (a)	1,286	34,413
Concho Resources, Inc. (a)	1,125	120,578
CONSOL Energy, Inc.	2,438	81,039
Continental Resources, Inc. (a)	466	41,591
Denbury Resources, Inc. (a)	4,409	83,947
El Paso Corp.	8,312	246,607
Energen Corp.	804	42,114
EQT Corp.	1,462	72,837
EXCO Resources, Inc.	1,768	12,977
Forest Oil Corp. (a)	1,191	15,864
HollyFrontier Corp.	2,055	63,335
Kosmos Energy Ltd.	354	4,312
Laredo Petroleum Holdings, Inc.	254	6,711
Murphy Oil Corp.	2,122	116,646
Newfield Exploration Co. (a)	1,485	53,312
Noble Energy, Inc.	1,890	187,715
Peabody Energy Corp.	2,970	92,397
Pioneer Natural Resources Co.	1,338	154,967
Plains Exploration & Production Co. (a)	1,392	56,863
QEP Resources, Inc.	1,888	58,169
Quicksilver Resources, Inc. (a)	1,108	5,208
Range Resources Corp.	1,752	116,788
SandRidge Energy, Inc. (a)	4,301	34,365
SM Energy Co.	681	45,021
Spectra Energy Corp.	7,039	216,379
Sunoco, Inc.	1,166	57,472
Teekay Corp.	476	17,184
Tesoro Corp. (a)	1,529	35,549
Ultra Petroleum Corp. (a)	1,652	32,644
Valero Energy Corp.	6,194	152,992
Whiting Petroleum Corp. (a)	1,280	73,216
		2,538,573
TOTAL ENERGY		3,440,660
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.2%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	567	$ 64,423
American Capital Ltd. (a)	3,682	36,562
Ameriprise Financial, Inc.	2,449	132,760
E*TRADE Financial Corp. (a)	2,638	28,042
Eaton Vance Corp. (non-vtg.)	1,280	33,664
Federated Investors, Inc. Class B (non-vtg.)	986	21,771
Greenhill & Co., Inc.	336	13,054
Invesco Ltd.	5,008	124,399
Janus Capital Group, Inc.	2,089	15,835
Jefferies Group, Inc.	1,475	23,497
Lazard Ltd. Class A	1,217	33,480
Legg Mason, Inc.	1,480	38,584
LPL Investment Holdings, Inc.	367	13,172
Northern Trust Corp.	2,362	112,408
Raymond James Financial, Inc.	1,216	44,530
SEI Investments Co.	1,560	31,496
T. Rowe Price Group, Inc.	2,809	177,290
TD Ameritrade Holding Corp.	2,406	45,209
Waddell & Reed Financial, Inc. Class A	948	30,317
		1,020,493
Commercial Banks - 2.7%
Associated Banc-Corp.	1,836	24,474
Bank of Hawaii Corp.	528	25,814
BOK Financial Corp.	284	16,197
CapitalSource, Inc.	2,627	16,944
CIT Group, Inc. (a)	2,195	83,081
City National Corp.	505	26,896
Comerica, Inc.	2,172	69,547
Commerce Bancshares, Inc.	848	34,005
Cullen/Frost Bankers, Inc.	562	33,136
East West Bancorp, Inc.	1,643	37,411
Fifth Third Bancorp	9,958	141,702
First Citizen Bancshares, Inc.	58	10,051
First Horizon National Corp.	2,935	26,943
First Niagara Financial Group, Inc.	3,676	32,863
First Republic Bank (a)	791	26,127
Fulton Financial Corp.	2,280	23,917
Huntington Bancshares, Inc.	9,284	62,110
KeyCorp	10,410	83,696
M&T Bank Corp.	1,336	115,257
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Popular, Inc. (a)	10,814	$ 19,249
Regions Financial Corp.	15,488	104,389
SunTrust Banks, Inc.	5,821	141,334
Synovus Financial Corp.	8,250	17,325
TCF Financial Corp.	1,733	19,878
Valley National Bancorp	1,992	25,099
Zions Bancorporation	1,958	39,924
		1,257,369
Consumer Finance - 0.6%
Discover Financial Services	5,900	200,010
Green Dot Corp. Class A (a)	216	5,700
SLM Corp.	5,400	80,082
		285,792
Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	561	14,833
Interactive Brokers Group, Inc.	371	5,628
IntercontinentalExchange, Inc. (a)	801	106,565
Leucadia National Corp.	2,166	53,847
Moody's Corp.	2,182	89,353
MSCI, Inc. Class A (a)	1,280	46,835
NYSE Euronext	2,798	72,049
The NASDAQ Stock Market, Inc.	1,349	33,145
		422,255
Insurance - 4.6%
Alleghany Corp.	163	55,893
Allied World Assurance Co. Holdings Ltd.	426	30,655
American Financial Group, Inc.	840	32,693
American National Insurance Co.	80	5,616
Aon PLC	3,579	185,392
Arch Capital Group Ltd. (a)	1,436	56,406
Arthur J. Gallagher & Co.	1,254	47,100
Aspen Insurance Holdings Ltd.	746	21,127
Assurant, Inc.	947	38,202
Assured Guaranty Ltd.	2,047	29,026
Axis Capital Holdings Ltd.	1,436	48,853
Brown & Brown, Inc.	1,262	34,036
Cincinnati Financial Corp.	1,598	56,921
CNA Financial Corp.	323	9,890
Endurance Specialty Holdings Ltd.	486	19,527
Erie Indemnity Co. Class A	307	23,608
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	498	$ 49,352
Fidelity National Financial, Inc. Class A	2,435	46,922
Genworth Financial, Inc. Class A (a)	5,267	31,655
Hanover Insurance Group, Inc.	466	18,808
Hartford Financial Services Group, Inc.	4,841	99,483
HCC Insurance Holdings, Inc.	1,158	37,010
Kemper Corp.	513	15,385
Lincoln National Corp.	3,136	77,679
Markel Corp. (a)	107	47,110
Marsh & McLennan Companies, Inc.	5,931	198,392
MBIA, Inc. (a)	1,527	15,392
Mercury General Corp.	305	13,783
Old Republic International Corp.	2,822	28,079
PartnerRe Ltd.	733	51,031
Principal Financial Group, Inc.	3,323	91,947
Progressive Corp.	6,703	142,774
Protective Life Corp.	933	27,300
Reinsurance Group of America, Inc.	801	46,570
RenaissanceRe Holdings Ltd.	574	44,806
StanCorp Financial Group, Inc.	487	18,691
Torchmark Corp.	1,099	53,532
Unum Group	3,150	74,781
Validus Holdings Ltd.	808	26,260
W.R. Berkley Corp.	1,216	45,795
White Mountains Insurance Group Ltd.	65	33,995
XL Group PLC Class A	3,402	73,177
		2,104,654
Real Estate Investment Trusts - 7.4%
Alexandria Real Estate Equities, Inc.	670	50,196
American Capital Agency Corp.	3,276	102,342
Annaly Capital Management, Inc.	10,321	168,439
Apartment Investment & Management Co. Class A	1,325	35,974
AvalonBay Communities, Inc.	1,006	146,272
Boston Properties, Inc.	1,580	171,035
Brandywine Realty Trust (SBI)	1,434	17,007
BRE Properties, Inc.	789	41,423
Camden Property Trust (SBI)	869	58,805
Chimera Investment Corp.	10,742	31,044
CommonWealth REIT	948	17,775
Corporate Office Properties Trust (SBI)	785	18,487
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.	2,386	$ 35,313
Digital Realty Trust, Inc.	1,153	86,579
Douglas Emmett, Inc.	1,532	35,604
Duke Realty LP	2,736	40,548
Equity Residential (SBI)	3,151	193,597
Essex Property Trust, Inc.	382	60,345
Federal Realty Investment Trust (SBI)	681	68,549
General Growth Properties, Inc.	6,131	109,132
HCP, Inc.	4,397	182,256
Health Care REIT, Inc.	2,314	131,111
Hospitality Properties Trust (SBI)	1,352	37,288
Host Hotels & Resorts, Inc.	7,481	124,484
Kimco Realty Corp.	4,438	86,142
Liberty Property Trust (SBI)	1,222	44,542
Mack-Cali Realty Corp.	970	27,858
Piedmont Office Realty Trust, Inc. Class A	1,947	34,540
Plum Creek Timber Co., Inc.	1,740	73,150
Prologis, Inc.	4,963	177,576
Rayonier, Inc.	1,303	59,091
Realty Income Corp.	1,458	57,358
Regency Centers Corp.	997	44,825
Rouse Properties, Inc. (a)	295	3,965
Senior Housing Properties Trust (SBI)	1,752	38,684
SL Green Realty Corp.	961	79,225
Taubman Centers, Inc.	643	49,627
The Macerich Co.	1,438	88,538
UDR, Inc.	2,346	61,770
Ventas, Inc.	2,748	161,555
Vornado Realty Trust	1,997	171,422
Weingarten Realty Investors (SBI)	1,348	35,803
Weyerhaeuser Co.	5,858	119,269
		3,378,545
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	3,173	59,684
Forest City Enterprises, Inc. Class A (a)	1,429	22,793
Howard Hughes Corp. (a)	246	16,509
Jones Lang LaSalle, Inc.	456	36,453
The St. Joe Co. (a)	743	13,248
		148,687
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.5%
BankUnited, Inc.	390	$ 9,594
Capitol Federal Financial, Inc.	1,909	22,545
Hudson City Bancorp, Inc.	5,253	37,086
New York Community Bancorp, Inc.	4,750	64,078
People's United Financial, Inc.	4,192	51,729
TFS Financial Corp. (a)	977	9,604
Washington Federal, Inc.	1,204	21,118
		215,754
TOTAL FINANCIALS		8,833,549
HEALTH CARE - 9.6%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	1,995	180,188
Amylin Pharmaceuticals, Inc. (a)	1,577	40,860
BioMarin Pharmaceutical, Inc. (a)	1,213	42,091
Dendreon Corp. (a)	1,590	18,524
Human Genome Sciences, Inc. (a)	2,001	29,435
Myriad Genetics, Inc. (a)	893	23,227
Regeneron Pharmaceuticals, Inc. (a)	798	107,937
United Therapeutics Corp. (a)	493	21,569
Vertex Pharmaceuticals, Inc. (a)	2,209	85,002
		548,833
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (a)	888	21,214
Boston Scientific Corp. (a)	15,844	99,183
C.R. Bard, Inc.	937	92,726
CareFusion Corp. (a)	2,440	63,220
DENTSPLY International, Inc.	1,549	63,602
Edwards Lifesciences Corp. (a)	1,252	103,878
Gen-Probe, Inc. (a)	495	40,367
Hill-Rom Holdings, Inc.	648	21,028
Hologic, Inc. (a)	2,888	55,219
IDEXX Laboratories, Inc. (a)	634	55,748
Intuitive Surgical, Inc. (a)	425	245,735
ResMed, Inc. (a)	1,581	53,770
Sirona Dental Systems, Inc. (a)	604	30,508
Teleflex, Inc.	451	28,264
The Cooper Companies, Inc.	496	43,732
Thoratec Corp. (a)	606	21,095
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Varian Medical Systems, Inc. (a)	1,289	$ 81,748
Zimmer Holdings, Inc.	1,951	122,776
		1,243,813
Health Care Providers & Services - 2.6%
AMERIGROUP Corp. (a)	459	28,348
AmerisourceBergen Corp.	2,819	104,895
Brookdale Senior Living, Inc. (a)	1,047	19,903
Catalyst Health Solutions, Inc. (a)	458	39,557
CIGNA Corp.	3,099	143,267
Community Health Systems, Inc. (a)	1,072	26,092
Coventry Health Care, Inc.	1,574	47,204
DaVita, Inc. (a)	1,045	92,566
Health Management Associates, Inc. Class A (a)	2,775	19,980
Health Net, Inc. (a)	916	32,619
Henry Schein, Inc. (a)	999	76,663
Humana, Inc.	1,828	147,483
Laboratory Corp. of America Holdings (a)	1,096	96,327
LifePoint Hospitals, Inc. (a)	520	20,290
Lincare Holdings, Inc.	956	23,326
MEDNAX, Inc. (a)	525	36,876
Omnicare, Inc.	1,267	44,142
Patterson Companies, Inc.	976	33,272
Quest Diagnostics, Inc.	1,719	99,169
Tenet Healthcare Corp. (a)	4,567	23,703
Universal Health Services, Inc. Class B	958	40,916
VCA Antech, Inc. (a)	910	21,531
		1,218,129
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	2,041	22,614
Cerner Corp. (a)	1,549	125,608
SXC Health Solutions Corp. (a)	679	61,579
		209,801
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,773	159,145
Bio-Rad Laboratories, Inc. Class A (a)	204	22,030
Bruker BioSciences Corp. (a)	960	14,429
Charles River Laboratories International, Inc. (a)	533	18,937
Covance, Inc. (a)	652	30,488
Illumina, Inc. (a)	1,352	60,205
Life Technologies Corp. (a)	1,963	91,005
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Mettler-Toledo International, Inc. (a)	354	$ 63,479
PerkinElmer, Inc.	1,194	32,954
QIAGEN NV (a)	2,537	42,444
Techne Corp.	411	27,512
Waters Corp. (a)	1,005	84,531
		647,159
Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings, Inc. (a)	1,279	44,944
Forest Laboratories, Inc. (a)	2,911	101,390
Hospira, Inc. (a)	1,830	64,270
Mylan, Inc. (a)	4,786	103,904
Perrigo Co.	893	93,676
Warner Chilcott PLC (a)	1,799	39,128
Watson Pharmaceuticals, Inc. (a)	1,381	104,072
		551,384
TOTAL HEALTH CARE		4,419,119
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	356	18,975
BE Aerospace, Inc. (a)	1,056	49,664
Exelis, Inc.	2,070	23,867
Goodrich Corp.	1,359	170,500
Huntington Ingalls Industries, Inc. (a)	520	20,514
L-3 Communications Holdings, Inc.	1,103	81,115
Rockwell Collins, Inc.	1,584	88,530
Spirit AeroSystems Holdings, Inc. Class A (a)	1,264	31,600
Textron, Inc.	2,981	79,414
TransDigm Group, Inc. (a)	545	68,735
		632,914
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,799	107,472
Expeditors International of Washington, Inc.	2,307	92,280
UTI Worldwide, Inc.	1,120	18,670
		218,422
Airlines - 0.6%
Copa Holdings SA Class A	347	28,215
Delta Air Lines, Inc. (a)	9,265	101,544
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	8,655	$ 71,663
United Continental Holdings, Inc. (a)	3,559	78,013
		279,435
Building Products - 0.4%
Armstrong World Industries, Inc.	206	9,072
Fortune Brands Home & Security, Inc. (a)	1,713	38,954
Lennox International, Inc.	603	26,170
Masco Corp.	3,874	51,059
Owens Corning (a)	1,379	47,369
		172,624
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	1,165	37,257
Cintas Corp.	1,244	48,727
Copart, Inc. (a)	1,211	31,983
Corrections Corp. of America (a)	1,040	30,046
Covanta Holding Corp.	1,233	19,790
Iron Mountain, Inc.	1,676	50,900
KAR Auction Services, Inc. (a)	333	6,127
Pitney Bowes, Inc.	2,038	34,911
R.R. Donnelley & Sons Co. (d)	1,964	24,570
Republic Services, Inc.	3,508	96,014
Stericycle, Inc. (a)	925	80,105
Waste Connections, Inc.	1,340	43,188
		503,618
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	1,308	28,868
Chicago Bridge & Iron Co. NV unit	1,081	48,018
Fluor Corp.	1,891	109,205
Jacobs Engineering Group, Inc. (a)	1,354	59,346
KBR, Inc.	1,639	55,497
Quanta Services, Inc. (a)	2,306	51,009
Shaw Group, Inc. (a)	741	22,430
URS Corp.	845	34,907
		409,280
Electrical Equipment - 1.3%
AMETEK, Inc.	1,760	88,581
Babcock & Wilcox Co. (a)	1,321	32,497
Cooper Industries PLC Class A	1,788	111,875
General Cable Corp. (a)	591	17,399
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	1,404	$ 16,483
Hubbell, Inc. Class B	654	52,477
Polypore International, Inc. (a)	418	15,612
Regal-Beloit Corp.	418	28,274
Rockwell Automation, Inc.	1,536	118,794
Roper Industries, Inc.	1,043	106,282
Thomas & Betts Corp. (a)	546	39,263
		627,537
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	679	37,386
Machinery - 4.0%
AGCO Corp. (a)	1,027	47,827
CNH Global NV (a)	305	13,960
Crane Co.	508	22,418
Donaldson Co., Inc.	1,648	57,120
Dover Corp.	2,021	126,636
Eaton Corp.	3,683	177,447
Flowserve Corp.	612	70,337
Gardner Denver, Inc.	555	36,153
Graco, Inc.	669	35,664
Harsco Corp.	864	19,267
IDEX Corp.	910	39,412
Ingersoll-Rand PLC	3,381	143,760
ITT Corp.	1,047	23,516
Joy Global, Inc.	1,150	81,386
Kennametal, Inc.	875	36,951
Lincoln Electric Holdings, Inc.	899	44,060
Manitowoc Co., Inc.	1,395	19,321
Navistar International Corp. (a)	764	25,938
Nordson Corp.	634	34,173
Oshkosh Truck Corp. (a)	1,008	23,013
Pall Corp.	1,242	74,036
Parker Hannifin Corp.	1,635	143,373
Pentair, Inc.	1,074	46,547
Snap-On, Inc.	636	39,775
SPX Corp.	541	41,538
Stanley Black & Decker, Inc.	1,838	134,468
Terex Corp. (a)	1,166	26,398
Timken Co.	946	53,458
Toro Co.	349	24,940
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Trinity Industries, Inc.	877	$ 25,959
Valmont Industries, Inc.	250	30,983
WABCO Holdings, Inc. (a)	714	45,003
Wabtec Corp.	525	40,835
Xylem, Inc.	2,021	56,345
		1,862,017
Marine - 0.1%
Alexander & Baldwin, Inc.	463	23,687
Kirby Corp. (a)	578	38,362
		62,049
Professional Services - 0.8%
Dun & Bradstreet Corp.	534	41,535
Equifax, Inc.	1,333	61,078
IHS, Inc. Class A (a)	530	53,567
Manpower, Inc.	885	37,701
Nielsen Holdings B.V. (a)	842	24,603
Robert Half International, Inc.	1,551	46,220
Towers Watson & Co.	620	40,548
Verisk Analytics, Inc. (a)	1,295	63,390
		368,642
Road & Rail - 0.6%
Con-way, Inc.	602	19,565
Hertz Global Holdings, Inc. (a)	2,655	40,914
J.B. Hunt Transport Services, Inc.	972	53,781
Kansas City Southern	1,207	92,963
Landstar System, Inc.	522	27,964
Ryder System, Inc.	559	27,234
		262,421
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	399	9,384
Fastenal Co.	3,208	150,199
GATX Corp.	485	20,792
MSC Industrial Direct Co., Inc. Class A	486	35,823
W.W. Grainger, Inc.	612	127,186
WESCO International, Inc. (a)	465	30,871
		374,255
TOTAL INDUSTRIALS		5,810,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.0%
Acme Packet, Inc. (a)	612	$ 17,179
Brocade Communications Systems, Inc. (a)	5,169	28,636
Ciena Corp. (a)	963	14,272
EchoStar Holding Corp. Class A (a)	400	11,620
F5 Networks, Inc. (a)	881	117,992
Harris Corp.	1,293	58,883
JDS Uniphase Corp. (a)	2,539	30,849
Motorola Mobility Holdings, Inc. (a)	2,852	110,715
Polycom, Inc. (a)	1,905	25,279
Riverbed Technology, Inc. (a)	1,641	32,377
Tellabs, Inc.	3,856	14,537
		462,339
Computers & Peripherals - 0.7%
Diebold, Inc.	712	28,088
Fusion-io, Inc.	181	4,643
Lexmark International, Inc. Class A	769	23,147
NCR Corp. (a)	1,725	40,538
QLogic Corp. (a)	1,021	17,612
SanDisk Corp. (a)	2,597	96,115
Western Digital Corp. (a)	2,540	98,577
		308,720
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	1,806	105,001
Arrow Electronics, Inc. (a)	1,282	53,908
Avnet, Inc. (a)	1,576	56,862
AVX Corp.	470	5,969
Dolby Laboratories, Inc. Class A (a)	557	21,851
FLIR Systems, Inc.	1,724	38,721
Ingram Micro, Inc. Class A (a)	1,675	32,596
IPG Photonics Corp. (a)	320	15,488
Itron, Inc. (a)	456	18,605
Jabil Circuit, Inc.	2,044	47,932
Molex, Inc.	1,509	41,633
National Instruments Corp.	1,030	28,016
Tech Data Corp. (a)	467	25,120
Trimble Navigation Ltd. (a)	1,331	72,060
Vishay Intertechnology, Inc. (a)	1,579	17,716
		581,478
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	2,021	65,885
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
AOL, Inc. (a)	1,049	$ 26,267
Equinix, Inc. (a)	503	82,593
IAC/InterActiveCorp	817	39,339
LinkedIn Corp. (a)	109	11,821
Monster Worldwide, Inc. (a)	1,519	13,109
Rackspace Hosting, Inc. (a)	1,115	64,770
VeriSign, Inc.	1,713	70,421
VistaPrint Ltd. (a)	412	15,363
WebMD Health Corp. (a)	608	13,832
		403,400
IT Services - 2.4%
Alliance Data Systems Corp. (a)	552	70,926
Amdocs Ltd. (a)	1,890	60,480
Booz Allen Hamilton Holding Corp. Class A	266	4,549
Broadridge Financial Solutions, Inc.	1,300	30,173
Computer Sciences Corp.	1,701	47,730
CoreLogic, Inc. (a)	1,045	17,452
DST Systems, Inc.	362	20,265
Fidelity National Information Services, Inc.	2,672	89,966
Fiserv, Inc. (a)	1,565	110,004
FleetCor Technologies, Inc. (a)	158	6,249
Gartner, Inc. Class A (a)	1,073	46,997
Genpact Ltd. (a)	1,325	22,101
Global Payments, Inc.	875	40,626
Lender Processing Services, Inc.	921	24,453
NeuStar, Inc. Class A (a)	751	27,299
Paychex, Inc.	3,534	109,483
SAIC, Inc.	3,069	37,319
Teradata Corp. (a)	1,833	127,907
The Western Union Co.	6,870	126,271
Total System Services, Inc.	1,764	41,489
VeriFone Systems, Inc. (a)	1,112	52,976
		1,114,715
Office Electronics - 0.3%
Xerox Corp.	15,222	118,427
Zebra Technologies Corp. Class A (a)	565	21,916
		140,343
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	6,703	49,334
Altera Corp.	3,501	124,531
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	3,256	$ 126,919
Atmel Corp. (a)	4,971	44,093
Avago Technologies Ltd.	2,073	71,477
Cree, Inc. (a)	1,184	36,586
Cypress Semiconductor Corp.	1,706	26,443
Fairchild Semiconductor International, Inc. (a)	1,381	19,569
First Solar, Inc. (a)	586	10,782
Freescale Semiconductor Holdings I Ltd.	412	5,113
International Rectifier Corp. (a)	718	15,674
Intersil Corp. Class A	1,345	13,813
KLA-Tencor Corp.	1,834	95,643
Lam Research Corp. (a)	1,326	55,228
Linear Technology Corp.	2,439	79,780
LSI Corp. (a)	6,347	51,030
Marvell Technology Group Ltd. (a)	5,428	81,474
Maxim Integrated Products, Inc.	3,235	95,691
MEMC Electronic Materials, Inc. (a)	2,339	8,397
Microchip Technology, Inc.	2,056	72,659
Micron Technology, Inc. (a)	9,402	61,959
Novellus Systems, Inc. (a)	751	35,109
NVIDIA Corp. (a)	6,571	85,423
ON Semiconductor Corp. (a)	4,894	40,424
PMC-Sierra, Inc. (a)	2,382	16,841
Silicon Laboratories, Inc. (a)	457	16,219
Skyworks Solutions, Inc. (a)	2,025	54,959
SunPower Corp. (a)	924	5,184
Teradyne, Inc. (a)	2,061	35,470
Xilinx, Inc.	2,900	105,502
		1,541,326
Software - 3.2%
Activision Blizzard, Inc.	4,589	59,060
ANSYS, Inc. (a)	1,011	67,808
Ariba, Inc. (a)	1,070	40,874
Autodesk, Inc. (a)	2,501	98,464
BMC Software, Inc. (a)	1,770	73,030
CA, Inc.	4,181	110,462
Cadence Design Systems, Inc. (a)	2,978	34,753
Citrix Systems, Inc. (a)	2,027	173,531
Compuware Corp. (a)	2,302	20,073
Electronic Arts, Inc. (a)	3,586	55,153
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FactSet Research Systems, Inc.	509	$ 53,374
Fortinet, Inc. (a)	1,325	34,609
Informatica Corp. (a)	1,144	52,647
Intuit, Inc.	3,254	188,634
MICROS Systems, Inc. (a)	868	49,328
Nuance Communications, Inc. (a)	2,575	62,933
Red Hat, Inc. (a)	2,091	124,645
Rovi Corp. (a)	1,242	35,521
Solera Holdings, Inc.	756	33,975
Synopsys, Inc. (a)	1,597	47,926
TIBCO Software, Inc. (a)	1,806	59,417
Zynga, Inc. (d)	1,372	11,442
		1,487,659
TOTAL INFORMATION TECHNOLOGY		6,039,980
MATERIALS - 6.6%
Chemicals - 3.5%
Airgas, Inc.	843	77,253
Albemarle Corp.	1,004	65,561
Ashland, Inc.	873	57,505
Cabot Corp.	711	30,665
Celanese Corp. Class A	1,674	81,122
CF Industries Holdings, Inc.	711	137,266
Cytec Industries, Inc.	492	31,276
Eastman Chemical Co.	1,562	84,301
Ecolab, Inc.	3,246	206,738
FMC Corp.	788	87,035
Huntsman Corp.	2,104	29,793
International Flavors & Fragrances, Inc.	861	51,841
Intrepid Potash, Inc. (a)	587	14,587
Kronos Worldwide, Inc.	223	5,294
PPG Industries, Inc.	1,715	180,487
Rockwood Holdings, Inc. (a)	762	42,169
RPM International, Inc.	1,454	38,633
Sherwin-Williams Co.	978	117,634
Sigma Aldrich Corp.	1,335	94,652
Solutia, Inc.	1,308	37,069
The Scotts Miracle-Gro Co. Class A	473	24,785
Valspar Corp.	1,035	52,940
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	797	$ 47,509
Westlake Chemical Corp.	227	14,517
		1,610,632
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	505	41,854
Vulcan Materials Co.	1,389	59,463
		101,317
Containers & Packaging - 1.0%
Aptargroup, Inc.	728	39,683
Ball Corp.	1,724	71,994
Bemis Co., Inc.	1,131	36,633
Crown Holdings, Inc. (a)	1,694	62,644
Greif, Inc. Class A	396	21,241
Owens-Illinois, Inc. (a)	1,800	41,850
Packaging Corp. of America	1,144	33,393
Rock-Tenn Co. Class A	739	46,062
Sealed Air Corp.	2,033	38,993
Silgan Holdings, Inc.	556	24,392
Sonoco Products Co.	1,095	36,277
		453,162
Metals & Mining - 1.4%
AK Steel Holding Corp.	1,168	8,667
Allegheny Technologies, Inc.	1,140	48,952
Allied Nevada Gold Corp. (a)	941	27,562
Carpenter Technology Corp.	464	25,826
Cliffs Natural Resources, Inc.	1,598	99,491
Commercial Metals Co.	1,334	19,717
Compass Minerals International, Inc.	344	26,323
Molycorp, Inc. (a)	647	17,508
Nucor Corp.	3,446	135,118
Reliance Steel & Aluminum Co.	805	44,991
Royal Gold, Inc.	635	39,345
Schnitzer Steel Inds, Inc. Class A	242	9,649
Steel Dynamics, Inc.	2,444	31,210
Titanium Metals Corp.	964	14,238
United States Steel Corp.	1,599	45,300
Walter Energy, Inc.	665	44,096
		637,993
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.5%
Domtar Corp.	389	$ 34,030
International Paper Co.	4,747	158,123
MeadWestvaco Corp.	1,828	58,167
		250,320
TOTAL MATERIALS		3,053,424
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	10,851	43,838
Level 3 Communications, Inc. (a)	1,754	40,447
tw telecom, inc. (a)	1,617	35,218
Windstream Corp.	6,131	68,912
		188,415
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)	2,244	3,287
Crown Castle International Corp. (a)	3,142	177,869
MetroPCS Communications, Inc. (a)	3,034	22,148
NII Holdings, Inc. (a)	1,885	26,381
SBA Communications Corp. Class A (a)	1,284	69,002
Telephone & Data Systems, Inc.	1,110	26,962
U.S. Cellular Corp. (a)	138	5,412
		331,061
TOTAL TELECOMMUNICATION SERVICES		519,476
UTILITIES - 6.5%
Electric Utilities - 2.2%
Edison International	3,486	153,419
Entergy Corp.	1,948	127,711
Great Plains Energy, Inc.	1,477	30,160
Hawaiian Electric Industries, Inc.	1,077	28,584
ITC Holdings Corp.	563	43,610
Northeast Utilities	3,403	125,128
NV Energy, Inc.	2,491	41,475
Pepco Holdings, Inc.	2,497	47,243
Pinnacle West Capital Corp.	1,180	57,053
PPL Corp.	6,269	171,457
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	3,161	$ 168,228
Westar Energy, Inc.	1,205	34,571
		1,028,639
Gas Utilities - 0.7%
AGL Resources, Inc.	1,259	49,642
Atmos Energy Corp.	961	31,309
National Fuel Gas Co.	896	42,399
ONEOK, Inc.	1,178	101,178
Questar Corp.	1,950	38,513
UGI Corp.	1,214	35,425
		298,466
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	4,134	77,513
GenOn Energy, Inc. (a)	8,472	18,045
NRG Energy, Inc. (a)	2,497	42,449
The AES Corp. (a)	7,180	89,894
		227,901
Multi-Utilities - 2.9%
Alliant Energy Corp.	1,234	55,826
Ameren Corp.	2,639	86,533
CenterPoint Energy, Inc.	4,649	93,956
CMS Energy Corp.	2,718	62,487
Consolidated Edison, Inc.	3,185	189,348
DTE Energy Co.	1,856	104,641
Integrys Energy Group, Inc.	839	45,843
MDU Resources Group, Inc.	2,029	46,545
NiSource, Inc.	3,050	75,183
OGE Energy Corp.	1,046	56,442
SCANA Corp.	1,246	57,466
Sempra Energy	2,606	168,712
TECO Energy, Inc.	2,367	42,653
Vectren Corp.	869	25,592
Wisconsin Energy Corp.	2,514	92,616
Xcel Energy, Inc.	5,280	142,877
		1,346,720
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc.	1,923	$ 65,844
Aqua America, Inc.	1,542	35,019
		100,863
TOTAL UTILITIES		3,002,589
TOTAL COMMON STOCKS (Cost $41,811,120)		45,438,173
Investment Companies - 0.1%

Ares Capital Corp. (Cost $37,359)	2,399	38,480
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.11% 5/3/12 to 6/28/12 (e) (Cost $99,991)	$ 100,000	99,994
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	246,652	246,652
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	51,525	51,525
TOTAL MONEY MARKET FUNDS (Cost $298,177)		298,177
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $42,246,647)		45,874,824
NET OTHER ASSETS (LIABILITIES) - 0.5%		236,371
NET ASSETS - 100%		$ 46,111,195
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 494,800	$ 13,220

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 616
Fidelity Securities Lending Cash Central Fund	48
Total	$ 664
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,450,074	$ 7,450,074	$ -	$ -
Consumer Staples	2,868,702	2,868,702	-	-
Energy	3,440,660	3,440,660	-	-
Financials	8,833,549	8,833,549	-	-
Health Care	4,419,119	4,419,119	-	-
Industrials	5,810,600	5,810,600	-	-
Information Technology	6,039,980	6,039,980	-	-
Materials	3,053,424	3,053,424	-	-
Telecommunication Services	519,476	519,476	-	-
Utilities	3,002,589	3,002,589	-	-
Investment Companies	38,480	38,480	-	-
U.S. Government and Government Agency Obligations	99,994	-	99,994	-
Money Market Funds	298,177	298,177	-	-
Total Investments in Securities:	$ 45,874,824	$ 45,774,830	$ 99,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13,220	$ 13,220	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13,220	$ -
Total Value of Derivatives	$ 13,220	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $48,755) - See accompanying schedule: Unaffiliated issuers (cost $41,948,470)	$ 45,576,647
Fidelity Central Funds (cost $298,177)	298,177
Total Investments (cost $42,246,647)		$ 45,874,824
Cash		26,848
Receivable for investments sold		15,224
Receivable for fund shares sold		871,157
Dividends receivable		19,960
Distributions receivable from Fidelity Central Funds		180
Receivable from investment adviser for expense reductions		2,693
Total assets		46,810,886

Liabilities
Payable for investments purchased	$ 592,919
Payable for fund shares redeemed	46,112
Accrued management fee	4,332
Payable for daily variation margin on futures contracts	2,134
Other affiliated payables	2,669
Collateral on securities loaned, at value	51,525
Total liabilities		699,691

Net Assets		$ 46,111,195
Net Assets consist of:
Paid in capital		$ 42,277,619
Undistributed net investment income		147,122
Accumulated undistributed net realized gain (loss) on investments		45,057
Net unrealized appreciation (depreciation) on investments		3,641,397
Net Assets		$ 46,111,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($7,793,509 ÷ 667,033 shares)	$ 11.68

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($18,896,473 ÷ 1,615,965 shares)	$ 11.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,312,310 ÷ 1,651,190 shares)	$ 11.70

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($108,903 ÷ 9,311 shares)	$ 11.70

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period September 8, 2011 (commencement of operations) to April 30, 2012

Investment Income
Dividends		$ 231,823
Interest		90
Income from Fidelity Central Funds		664
Total income		232,577

Expenses
Management fee	$ 18,774
Transfer agent fees	10,696
Independent trustees' compensation	42
Total expenses before reductions	29,512
Expense reductions	(11,194)	18,318
Net investment income (loss)		214,259
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,080
Futures contracts	11,839
Total net realized gain (loss)		44,919
Change in net unrealized appreciation (depreciation) on: Investment securities	3,628,177
Futures contracts	13,220
Total change in net unrealized appreciation (depreciation)		3,641,397
Net gain (loss)		3,686,316
Net increase (decrease) in net assets resulting from operations		$ 3,900,575

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements - continued

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 214,259
Net realized gain (loss)	44,919
Change in net unrealized appreciation (depreciation)	3,641,397
Net increase (decrease) in net assets resulting from operations	3,900,575
Distributions to shareholders from net investment income	(66,999)
Share transactions - net increase (decrease)	42,274,731
Redemption fees	2,888
Total increase (decrease) in net assets	46,111,195

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $147,122)	$ 46,111,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	1.64
Total from investment operations	1.73
Distributions from net investment income	(.05)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.68
Total Return B,C	17.37%
Ratios to Average Net Assets E,H
Expenses before reductions	.33% A
Expenses net of fee waivers, if any	.26% A
Expenses net of all reductions	.26% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,794
Portfolio turnover rate F	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.64
Total from investment operations	1.74
Distributions from net investment income	(.05)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.69
Total Return B,C	17.48%
Ratios to Average Net Assets E,H
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.12% A
Expenses net of all reductions	.12% A
Net investment income (loss)	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,896
Portfolio turnover rate F	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.65
Total from investment operations	1.75
Distributions from net investment income	(.05)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.70
Total Return B,C	17.59%
Ratios to Average Net Assets E,H
Expenses before reductions	.14% A
Expenses net of fee waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,312
Portfolio turnover rate F	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.65
Total from investment operations	1.75
Distributions from net investment income	(.05)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.70
Total Return B,C	17.60%
Ratios to Average Net Assets E,H
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109
Portfolio turnover rate F	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Spartan Small Cap Index Fund's - Investor Class and Fidelity Advantage Class cumulative total return and show you what would have happened if Investor Class and Fidelity Advantage Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Small Cap Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Spartan Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks largely overcame a summer swoon, leaving major equity benchmarks with only modest returns for the year ending April 30, 2012. The financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade weighed on equities throughout the summer and early fall. In October, however, healthier manufacturing, consumer and employment data helped rejuvenate markets and investors' appetite for riskier assets. Stocks skidded in November on renewed recession fears, but the U.S. economy was resilient, and major equity benchmarks went on to post their best first-quarter performance since 1998. But, stocks slipped modestly in April, as resurfacing concerns about European debt and a potentially sharp slowdown in China's economy put the brakes on much of the earlier momentum. For the full 12 months, the broad-based S&P 500® Index rose 4.76%, while the blue-chip-laden Dow Jones Industrial AverageSM added 5.97% and the technology-heavy Nasdaq Composite® Index gained 7.12%. Small- and mid-cap stocks trailed their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes declining 4.25% and 0.03%, respectively. Despite a strong rally early in 2012, foreign developed-markets stocks were unable to shed the weight of Europe's debt woes, and the MSCI® EAFE® (Europe, Australasia, Far East) Index finished down 12.70%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Small Cap Index Fund: From inception on September 8, 2011, through April 30, 2012, the fund's Investor Class and Fidelity Advantage® Class shares gained 18.27% and 18.38%, respectively, in line with the benchmark Russell 2000® Index, which returned 18.68% during the same time frame. A trio of biopharmaceutical companies generated strong gains: Medivation, VIVUS and Inhibitex, each of whose shares rose by triple digits. Elsewhere, SuccessFactors, a business software company, benefited from a December announcement to be acquired by SAP, while United Rentals, a construction-equipment rental company, was another notable gainer. Of final note, the fund was helped by its allocation to equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market. The biggest individual detractor of the period was InterDigital, whose shares shed more than half of their value during the period. Snack maker Diamond Foods fared even worse, its stock value losing more than 70% during the period, due in large part to some serious accounting missteps. Other struggling names included energy exploration firm Bill Barrett, mining stock Hecla Mining and biotechnology company InterMune.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
American Campus Communities, Inc.	0.3	0.2
Kilroy Realty Corp.	0.3	0.2
Clean Harbors, Inc.	0.3	0.3
World Fuel Services Corp.	0.3	0.3
Extra Space Storage, Inc.	0.3	0.2
BioMed Realty Trust, Inc.	0.3	0.2
Signature Bank	0.3	0.2
Nu Skin Enterprises, Inc. Class A	0.3	0.3
Jack Henry & Associates, Inc.	0.3	0.3
ONYX Pharmaceuticals, Inc.	0.3	0.3
	3.0
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	21.6
Information Technology	16.1	17.3
Industrials	15.4	15.4
Consumer Discretionary	13.5	13.2
Health Care	12.2	12.4
Energy	6.4	6.8
Materials	4.5	4.5
Consumer Staples	3.5	3.6
Utilities	3.2	3.7
Telecommunication Services	0.8	0.9

Annual Report

Spartan Small Cap Index Fund

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	1,950	$ 18,896
Amerigon, Inc. (a)	961	13,742
Cooper Tire & Rubber Co.	1,894	28,315
Dana Holding Corp.	4,389	64,167
Dorman Products, Inc. (a)	332	15,863
Drew Industries, Inc. (a)	552	16,439
Exide Technologies (a)	2,172	6,255
Fuel Systems Solutions, Inc. (a)	486	11,397
Modine Manufacturing Co. (a)	1,451	11,463
Motorcar Parts of America, Inc. (a)	349	2,638
Shiloh Industries, Inc.	258	2,371
Spartan Motors, Inc.	876	3,811
Standard Motor Products, Inc.	585	8,816
Stoneridge, Inc. (a)	903	7,784
Superior Industries International, Inc.	681	11,652
Tenneco, Inc. (a)	1,849	57,005
Tower International, Inc. (a)	228	2,426
		283,040
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	931	9,077
Distributors - 0.2%
Core-Mark Holding Co., Inc.	332	12,815
Pool Corp.	1,448	53,446
VOXX International Corp. (a)	530	6,726
Weyco Group, Inc.	237	5,780
		78,767
Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)	524	18,193
Archipelago Learning, Inc. (a)	384	4,251
Ascent Capital Group, Inc. (a)	450	23,175
Bridgepoint Education, Inc. (a)	568	12,246
Cambium Learning Group, Inc. (a)	153	347
Capella Education Co. (a)	442	14,458
Coinstar, Inc. (a)	929	58,332
Corinthian Colleges, Inc. (a)	2,390	9,178
Grand Canyon Education, Inc. (a)	853	14,834
Hillenbrand, Inc.	1,863	39,011
K12, Inc. (a)	824	21,012
Lincoln Educational Services Corp.	585	4,294
Mac-Gray Corp.	386	5,751
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	905	$ 27,150
National American University Holdings, Inc.	252	1,318
Regis Corp.	1,793	32,902
School Specialty, Inc. (a)	591	1,933
Sotheby's Class A (Ltd. vtg.)	2,052	80,685
Steiner Leisure Ltd. (a)	472	22,165
Stewart Enterprises, Inc. Class A	2,155	13,620
Strayer Education, Inc.	372	36,709
Universal Technical Institute, Inc.	721	8,652
		450,216
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	731	12,485
Ambassadors Group, Inc.	495	2,668
Ameristar Casinos, Inc.	961	17,279
Benihana, Inc.	478	6,592
Biglari Holdings, Inc. (a)	36	14,628
BJ's Restaurants, Inc. (a)	713	30,794
Bob Evans Farms, Inc.	930	35,563
Boyd Gaming Corp. (a)	1,478	11,366
Bravo Brio Restaurant Group, Inc. (a)	559	11,292
Buffalo Wild Wings, Inc. (a)	558	46,788
Caesars Entertainment Corp.	1,160	16,982
Caribou Coffee Co., Inc. (a)	356	5,842
Carrols Restaurant Group, Inc. (a)	350	5,278
CEC Entertainment, Inc.	563	21,518
Churchill Downs, Inc.	384	22,794
Cracker Barrel Old Country Store, Inc.	692	39,804
Denny's Corp. (a)	3,200	13,248
DineEquity, Inc. (a)	484	23,513
Domino's Pizza, Inc.	1,750	66,168
Einstein Noah Restaurant Group, Inc.	194	2,745
Gaylord Entertainment Co. (a)	1,121	35,289
International Speedway Corp. Class A	894	23,861
Interval Leisure Group, Inc.	1,227	21,203
Isle of Capri Casinos, Inc. (a)	714	4,463
Jack in the Box, Inc. (a)	1,299	29,513
Jamba, Inc. (a)	2,237	4,161
Krispy Kreme Doughnuts, Inc. (a)	1,824	13,370
Life Time Fitness, Inc. (a)	1,273	59,271
Luby's, Inc. (a)	503	3,078
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Marcus Corp.	661	$ 8,269
Monarch Casino & Resort, Inc. (a)	222	2,149
Morgans Hotel Group Co. (a)	595	2,951
Multimedia Games Holdng Co., Inc. (a)	828	9,406
O'Charleys, Inc. (a)	558	5,496
Orient Express Hotels Ltd. Class A (a)	2,869	30,670
P.F. Chang's China Bistro, Inc.	626	24,846
Papa John's International, Inc. (a)	580	23,362
Peet's Coffee & Tea, Inc. (a)	386	29,653
Pinnacle Entertainment, Inc. (a)	1,963	21,789
Red Lion Hotels Corp. (a)	481	4,012
Red Robin Gourmet Burgers, Inc. (a)	401	14,300
Ruby Tuesday, Inc. (a)	1,968	13,382
Ruth's Hospitality Group, Inc. (a)	1,118	7,737
Scientific Games Corp. Class A (a)	1,836	18,654
Shuffle Master, Inc. (a)	1,664	29,403
Six Flags Entertainment Corp.	1,273	60,989
Sonic Corp. (a)	1,783	12,873
Speedway Motorsports, Inc.	323	5,510
Texas Roadhouse, Inc. Class A	1,925	33,206
The Cheesecake Factory, Inc. (a)	1,629	51,314
Town Sports International Holdings, Inc. (a)	645	8,269
Vail Resorts, Inc.	1,076	43,879
		1,063,675
Household Durables - 0.9%
American Greetings Corp. Class A	1,194	19,104
Beazer Homes USA, Inc. (a)	2,620	8,122
Blyth, Inc.	163	14,339
Cavco Industries, Inc. (a)	216	11,146
CSS Industries, Inc.	223	4,270
Ethan Allen Interiors, Inc.	764	17,725
Furniture Brands International, Inc. (a)	1,174	1,855
Helen of Troy Ltd. (a)	965	33,389
Hovnanian Enterprises, Inc. Class A (a)	2,196	4,392
iRobot Corp. (a)	730	17,235
KB Home	2,407	20,893
La-Z-Boy, Inc. (a)	1,551	23,374
Libbey, Inc. (a)	602	8,591
Lifetime Brands, Inc.	331	3,856
M.D.C. Holdings, Inc.	1,134	31,877
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. (a)	581	$ 7,727
Meritage Homes Corp. (a)	877	24,898
Ryland Group, Inc.	1,380	31,064
Sealy Corp., Inc. (a)	1,503	3,096
Skullcandy, Inc. (a)	260	4,191
Skyline Corp.	269	1,477
Standard Pacific Corp. (a)	3,097	15,671
Universal Electronics, Inc. (a)	402	6,802
Zagg, Inc. (a)	725	9,447
		324,541
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	1,067	3,180
Blue Nile, Inc. (a)	351	10,628
Geeknet, Inc. (a)	184	2,677
HSN, Inc.	1,183	45,782
NutriSystem, Inc.	875	10,133
Orbitz Worldwide, Inc. (a)	792	2,891
Overstock.com, Inc. (a)	256	1,544
PetMed Express, Inc.	618	8,324
Shutterfly, Inc. (a)	971	30,218
U.S. Auto Parts Network, Inc. (a)	291	1,053
ValueVision Media, Inc. Class A (a)	1,361	2,205
		118,635
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (a)	380	16,811
Black Diamond, Inc. (a)	481	4,776
Brunswick Corp.	2,710	71,246
Callaway Golf Co.	1,953	11,972
JAKKS Pacific, Inc.	840	16,019
Johnson Outdoors, Inc. Class A (a)	143	2,641
Leapfrog Enterprises, Inc. Class A (a)	1,244	11,619
Marine Products Corp.	305	1,821
Smith & Wesson Holding Corp. (a)	1,770	14,603
Steinway Musical Instruments, Inc. (a)	198	4,992
Sturm, Ruger & Co., Inc.	567	32,359
Summer Infant, Inc. (a)	266	1,423
		190,282
Media - 1.2%
A.H. Belo Corp. Class A	450	1,985
Arbitron, Inc.	842	32,038
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Belo Corp. Series A	2,677	$ 18,043
Central European Media Enterprises Ltd. Class A (a)	1,133	8,962
Cinemark Holdings, Inc.	2,749	63,117
Crown Media Holdings, Inc. Class A (a)	1,153	1,741
Cumulus Media, Inc. Class A (a)	1,163	4,222
DialGlobal, Inc. (a)	47	106
Digital Domain Media Group, Inc.	243	2,066
Digital Generation, Inc. (a)	905	8,398
E.W. Scripps Co. Class A (a)	975	8,931
Entercom Communications Corp. Class A (a)	668	4,135
Entravision Communication Corp. Class A	1,724	2,707
Fisher Communications, Inc. (a)	241	7,902
Global Sources Ltd. (a)	247	1,522
Gray Television, Inc. (a)	1,532	2,758
Harte-Hanks, Inc.	1,306	10,970
Journal Communications, Inc. Class A (a)	1,366	5,724
Knology, Inc. (a)	912	17,738
LIN TV Corp. Class A (a)	790	3,121
Lions Gate Entertainment Corp. (a)	1,437	17,575
Live Nation Entertainment, Inc. (a)	4,270	38,686
Martha Stewart Living Omnimedia, Inc. Class A	1,085	3,873
MDC Partners, Inc. Class A (sub. vtg.)	854	8,813
Meredith Corp. (d)	1,090	31,425
National CineMedia, Inc.	1,691	24,164
Nexstar Broadcasting Group, Inc. Class A (a)	218	1,690
Outdoor Channel Holdings, Inc.	437	3,234
ReachLocal, Inc. (a)	243	1,837
Rentrak Corp. (a)	258	4,881
Saga Communications, Inc. Class A (a)	114	4,293
Scholastic Corp.	795	24,287
Sinclair Broadcast Group, Inc. Class A	1,522	15,646
The McClatchy Co. Class A (a)	1,992	5,418
The New York Times Co. Class A (a)	4,218	26,616
Valassis Communications, Inc. (a)	1,406	28,120
Value Line, Inc.	12	146
World Wrestling Entertainment, Inc. Class A	751	5,918
		452,808
Multiline Retail - 0.2%
Fred's, Inc. Class A	1,086	15,552
Gordmans Stores, Inc. (a)	160	3,398
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Saks, Inc. (a)	3,454	$ 37,856
The Bon-Ton Stores, Inc.	427	2,647
Tuesday Morning Corp. (a)	1,274	5,147
		64,600
Specialty Retail - 3.8%
Aeropostale, Inc. (a)	2,433	53,964
America's Car Mart, Inc. (a)	244	11,209
ANN, Inc. (a)	1,470	40,704
Asbury Automotive Group, Inc. (a)	881	24,598
Ascena Retail Group, Inc. (a)	3,804	77,906
Barnes & Noble, Inc. (a)	872	18,094
bebe Stores, Inc.	1,160	9,512
Big 5 Sporting Goods Corp.	589	4,930
Body Central Corp. (a)	354	10,751
Brown Shoe Co., Inc.	1,202	10,950
Build-A-Bear Workshop, Inc. (a)	546	2,462
Cabela's, Inc. Class A (a)	1,307	49,418
Casual Male Retail Group, Inc. (a)	1,004	3,153
Charming Shoppes, Inc. (a)	3,488	20,579
Christopher & Banks Corp.	1,108	2,072
Citi Trends, Inc. (a)	527	5,871
Coldwater Creek, Inc. (a)	2,450	2,426
Collective Brands, Inc. (a)	1,884	39,131
Conn's, Inc. (a)	455	7,439
Cost Plus, Inc. (a)	616	11,932
Destination Maternity Corp.	357	7,083
Express, Inc. (a)	1,657	39,138
Finish Line, Inc. Class A	1,595	35,505
Francescas Holdings Corp. (a)	313	9,813
Genesco, Inc. (a)	722	54,150
GNC Holdings, Inc.	702	27,420
Group 1 Automotive, Inc.	690	39,937
Haverty Furniture Companies, Inc.	549	6,588
hhgregg, Inc. (a)	587	6,140
Hibbett Sports, Inc. (a)	812	48,493
Hot Topic, Inc.	1,196	11,721
Jos. A. Bank Clothiers, Inc. (a)	842	40,037
Kirkland's, Inc. (a)	464	6,793
Lithia Motors, Inc. Class A (sub. vtg.)	664	17,815
Lumber Liquidators Holdings, Inc. (a)	732	21,177
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	650	$ 6,929
Mattress Firm Holding Corp.	154	6,166
Monro Muffler Brake, Inc.	919	37,918
New York & Co., Inc. (a)	872	3,444
Office Depot, Inc. (a)	8,399	25,533
OfficeMax, Inc. (a)	2,801	13,025
Pacific Sunwear of California, Inc. (a)	2,025	2,977
Penske Automotive Group, Inc.	1,311	34,663
Pier 1 Imports, Inc.	3,002	51,574
Rent-A-Center, Inc.	1,756	60,073
rue21, Inc. (a)	441	13,384
Select Comfort Corp. (a)	1,678	48,461
Shoe Carnival, Inc. (a)	439	8,534
Sonic Automotive, Inc. Class A (sub. vtg.)	1,245	20,941
Stage Stores, Inc.	902	13,774
Stein Mart, Inc. (a)	950	6,099
Systemax, Inc. (a)	281	4,825
Talbots, Inc. (a)	2,429	7,190
Teavana Holdings, Inc. (a)	259	5,411
The Buckle, Inc.	813	37,544
The Cato Corp. Class A (sub. vtg.)	838	23,322
The Children's Place Retail Stores, Inc. (a)	735	33,795
The Men's Wearhouse, Inc.	1,561	57,819
The Pep Boys - Manny, Moe & Jack	1,514	22,604
Vitamin Shoppe, Inc. (a)	732	34,455
West Marine, Inc. (a)	364	4,262
Wet Seal, Inc. Class A (a)	2,970	9,771
Winmark Corp.	69	3,956
Zale Corp. (a)	763	2,091
Zumiez, Inc. (a)	609	22,326
		1,401,777
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc. (a)	1,503	81,613
Cherokee, Inc.	229	2,972
Columbia Sportswear Co.	352	16,579
Crocs, Inc. (a)	2,708	54,702
Delta Apparel, Inc. (a)	164	2,347
G-III Apparel Group Ltd. (a)	470	12,620
Iconix Brand Group, Inc. (a)	2,248	34,484
K-Swiss, Inc. Class A (a)	1,063	3,912
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	196	$ 3,122
Liz Claiborne, Inc. (a)	2,897	38,820
Maidenform Brands, Inc. (a)	706	16,118
Movado Group, Inc.	504	14,288
Oxford Industries, Inc.	393	18,860
Perry Ellis International, Inc. (a)	402	7,521
Quiksilver, Inc. (a)	3,933	13,608
R.G. Barry Corp.	251	3,198
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,117	20,854
Steven Madden Ltd. (a)	1,133	48,957
The Jones Group, Inc.	2,395	26,872
True Religion Apparel, Inc.	784	21,293
Unifi, Inc. (a)	367	4,081
Vera Bradley, Inc. (a)	591	15,354
Warnaco Group, Inc. (a)	1,211	64,135
Wolverine World Wide, Inc.	1,527	64,058
		590,368
TOTAL CONSUMER DISCRETIONARY		5,027,786
CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	248	25,623
Central European Distribution Corp. (a)(d)	2,105	10,272
Coca-Cola Bottling Co. CONSOLIDATED	138	8,853
Craft Brew Alliance, Inc. (a)	362	2,787
MGP Ingredients, Inc.	562	2,613
National Beverage Corp. (a)	306	4,547
Primo Water Corp. (a)	136	204
		54,899
Food & Staples Retailing - 1.1%
Andersons, Inc.	561	28,274
Arden Group, Inc. Class A	45	3,980
Casey's General Stores, Inc.	1,152	64,915
Chefs' Warehouse Holdings (a)	283	6,843
Fresh Market, Inc. (a)	841	43,034
Harris Teeter Supermarkets, Inc.	1,482	56,272
Ingles Markets, Inc. Class A	315	5,478
Nash-Finch Co.	399	10,015
PriceSmart, Inc.	545	44,984
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. (a)	18,128	$ 26,286
Roundy's, Inc.	609	7,539
Spartan Stores, Inc.	673	12,269
Susser Holdings Corp. (a)	258	6,886
The Pantry, Inc. (a)	680	8,677
United Natural Foods, Inc. (a)	1,465	72,210
Village Super Market, Inc. Class A	205	5,658
Weis Markets, Inc.	323	14,406
		417,726
Food Products - 1.3%
Alico, Inc.	74	1,683
B&G Foods, Inc. Class A	1,500	33,360
Cal-Maine Foods, Inc.	431	15,529
Calavo Growers, Inc.	395	11,329
Chiquita Brands International, Inc. (a)	1,372	11,662
Darling International, Inc. (a)	3,546	58,083
Diamond Foods, Inc.	653	13,648
Dole Food Co., Inc. (a)	1,068	9,057
Farmer Brothers Co. (a)	222	2,020
Fresh Del Monte Produce, Inc.	1,106	25,626
Griffin Land & Nurseries, Inc.	40	963
Hain Celestial Group, Inc. (a)	1,101	52,077
Imperial Sugar Co.	421	1,705
J&J Snack Foods Corp.	445	24,947
Lancaster Colony Corp.	557	36,322
Lifeway Foods, Inc.	43	359
Limoneira Co.	189	3,177
Omega Protein Corp. (a)	522	3,738
Pilgrims Pride Corp.	1,961	14,002
Sanderson Farms, Inc.	685	35,353
Seneca Foods Corp. Class A (a)	304	7,080
Smart Balance, Inc. (a)	1,798	10,608
Snyders-Lance, Inc.	1,450	37,526
Tootsie Roll Industries, Inc.	718	17,096
TreeHouse Foods, Inc. (a)	1,076	61,881
		488,831
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,240	13,256
Harbinger Group, Inc. (a)	479	2,472
Oil-Dri Corp. of America	154	3,259
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Spectrum Brands Holdings, Inc. (a)	526	$ 18,152
WD-40 Co.	492	22,179
		59,318
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	733	28,572
Inter Parfums, Inc.	518	8,159
MediFast, Inc. (a)	441	8,476
Nature's Sunshine Products, Inc. (a)	349	5,403
Nu Skin Enterprises, Inc. Class A	1,677	89,384
Nutraceutical International Corp. (a)	316	4,844
Prestige Brands Holdings, Inc. (a)	1,526	25,927
Revlon, Inc. (a)	303	5,175
Schiff Nutrition International, Inc. (a)	400	6,580
Synutra International, Inc. (a)	423	2,432
The Female Health Co.	644	3,870
USANA Health Sciences, Inc. (a)	187	7,798
		196,620
Tobacco - 0.2%
Alliance One International, Inc. (a)	2,488	8,808
Star Scientific, Inc. (a)(d)	3,116	11,062
Universal Corp.	713	32,677
Vector Group Ltd.	1,454	25,227
		77,774
TOTAL CONSUMER STAPLES		1,295,168
ENERGY - 6.4%
Energy Equipment & Services - 1.8%
Basic Energy Services, Inc. (a)	720	10,368
Bristow Group, Inc.	1,110	54,224
C&J Energy Services, Inc.	391	7,370
Cal Dive International, Inc. (a)	2,971	11,498
Dawson Geophysical Co. (a)	243	6,525
Dril-Quip, Inc. (a)	1,024	69,007
Exterran Holdings, Inc. (a)	1,948	26,317
Geokinetics, Inc. (a)	99	175
Global Geophysical Services, Inc. (a)	489	4,680
Gulf Island Fabrication, Inc.	423	11,852
Gulfmark Offshore, Inc. Class A (a)	726	34,971
Heckmann Corp. (a)	3,445	13,091
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helix Energy Solutions Group, Inc. (a)	3,232	$ 65,965
Hercules Offshore, Inc. (a)	3,878	19,700
Hornbeck Offshore Services, Inc. (a)	932	38,799
ION Geophysical Corp. (a)	3,999	24,914
Key Energy Services, Inc. (a)	3,849	48,728
Lufkin Industries, Inc.	1,012	77,762
Matrix Service Co. (a)	819	11,179
Mitcham Industries, Inc. (a)	408	9,694
Natural Gas Services Group, Inc. (a)	409	5,333
Newpark Resources, Inc. (a)	2,611	16,606
OYO Geospace Corp. (a)	140	16,131
Parker Drilling Co. (a)	3,347	17,304
PHI, Inc. (non-vtg.) (a)	396	10,545
Pioneer Drilling Co. (a)	1,800	14,184
RigNet, Inc. (a)	116	1,981
Tesco Corp. (a)	891	14,550
TETRA Technologies, Inc. (a)	2,420	21,078
Union Drilling, Inc. (a)	458	2,551
Vantage Drilling Co. (a)	5,567	8,796
Willbros Group, Inc. (a)	1,354	7,312
		683,190
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (a)	2,707	8,067
Alon USA Energy, Inc.	350	3,164
Amyris, Inc. (a)	325	1,017
APCO Oil and Gas International, Inc.	273	11,452
Approach Resources, Inc. (a)	788	28,273
ATP Oil & Gas Corp. (a)(d)	1,322	9,994
Berry Petroleum Co. Class A	1,557	70,921
Bill Barrett Corp. (a)	1,392	33,380
Bonanza Creek Energy, Inc.	334	7,338
BPZ Energy, Inc. (a)	2,974	12,045
Callon Petroleum Co. (a)	1,084	6,298
CAMAC Energy, Inc. (a)	2,739	2,136
Carrizo Oil & Gas, Inc. (a)	1,152	32,302
Ceres, Inc.	129	1,739
Cheniere Energy, Inc. (a)	4,644	85,032
Clayton Williams Energy, Inc. (a)	182	13,384
Clean Energy Fuels Corp. (a)	1,530	29,437
Cloud Peak Energy, Inc. (a)	1,887	29,041
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Comstock Resources, Inc. (a)	1,448	$ 25,441
Contango Oil & Gas Co. (a)	368	19,968
Crimson Exploration, Inc. (a)	767	4,180
Crosstex Energy, Inc.	1,271	18,938
CVR Energy, Inc. (a)	2,581	78,359
Delek US Holdings, Inc.	380	6,194
DHT Holdings, Inc.	1,964	1,571
DHT Holdings, Inc. rights (a)	7	280
Endeavour International Corp. (a)	1,128	14,077
Energy Partners Ltd. (a)	896	14,587
Energy XXI (Bermuda) Ltd.	2,258	85,081
Evolution Petroleum Corp. (a)	553	4,889
Frontline Ltd. (NY Shares)	1,662	10,886
FX Energy, Inc. (a)	1,422	8,077
Gastar Exploration Ltd. (a)	1,589	4,465
Georesources, Inc. (a)	614	23,154
Gevo, Inc. (a)	210	2,035
GMX Resources, Inc. (a)(d)	2,638	3,614
Golar LNG Ltd. (NASDAQ) (d)	1,222	45,190
Goodrich Petroleum Corp. (a)	769	12,896
Green Plains Renewable Energy, Inc. (a)	510	4,075
Gulfport Energy Corp. (a)	1,353	35,462
Hallador Energy Co.	42	339
Harvest Natural Resources, Inc. (a)	1,164	8,008
Houston American Energy Corp. (a)	449	1,037
Hyperdynamics Corp. (a)	4,400	4,107
Isramco, Inc. (a)	35	3,248
James River Coal Co. (a)	1,139	5,649
KiOR, Inc. Class A	249	2,440
Knightsbridge Tankers Ltd.	711	9,001
Kodiak Oil & Gas Corp. (a)	7,875	69,694
L&L Energy, Inc. (a)	547	1,231
Magnum Hunter Resources Corp.	3,471	21,555
Matador Resources Co.	463	5,362
McMoRan Exploration Co. (a)	3,065	26,972
Miller Energy Resources, Inc. (a)	830	4,507
Nordic American Tanker Shipping Ltd.	1,492	21,664
Northern Oil & Gas, Inc. (a)	1,910	37,111
Oasis Petroleum, Inc. (a)	1,793	59,295
Overseas Shipholding Group, Inc.	750	8,775
Panhandle Royalty Co. Class A	225	6,199
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Patriot Coal Corp. (a)	2,655	$ 15,479
Penn Virginia Corp.	1,305	6,682
Petroleum Development Corp. (a)	725	24,933
Petroquest Energy, Inc. (a)	1,709	10,322
Renewable Energy Group, Inc.	198	1,796
Rentech, Inc. (a)	6,502	15,020
Resolute Energy Corp. (a)	1,302	13,814
Rex American Resources Corp. (a)	161	4,466
Rex Energy Corp. (a)	1,296	13,621
Rosetta Resources, Inc. (a)	1,586	79,728
Sanchez Energy Corp.	315	7,636
Scorpio Tankers, Inc. (a)	947	6,411
SemGroup Corp. Class A (a)	1,233	39,209
Ship Finance International Ltd. (NY Shares)	1,431	19,819
Solazyme, Inc.	319	3,509
Stone Energy Corp. (a)	1,510	42,356
Swift Energy Co. (a)	1,274	38,539
Syntroleum Corp. (a)	2,483	2,334
Targa Resources Corp.	510	24,526
Teekay Tankers Ltd.	1,458	7,523
Triangle Petroleum Corp. (a)	1,433	9,329
Ur-Energy, Inc. (a)	3,603	3,903
Uranerz Energy Corp. (a)	1,684	2,947
Uranium Energy Corp. (a)	2,325	6,859
Uranium Resources, Inc. (a)	3,088	2,687
USEC, Inc. (a)	3,108	2,616
Vaalco Energy, Inc. (a)	1,492	13,532
Venoco, Inc. (a)	930	10,332
Voyager Oil & Gas, Inc. (a)	1,288	3,272
W&T Offshore, Inc.	1,092	21,589
Warren Resources, Inc. (a)	2,204	6,810
Western Refining, Inc.	1,582	30,137
Westmoreland Coal Co. (a)	255	2,573
World Fuel Services Corp.	2,156	94,993
Zion Oil & Gas, Inc. (a)	998	2,475
		1,696,410
TOTAL ENERGY		2,379,600
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.5%
Capital Markets - 1.9%
Apollo Investment Corp.	5,852	$ 42,427
Arlington Asset Investment Corp.	285	6,700
Artio Global Investors, Inc. Class A	1,012	3,663
BGC Partners, Inc. Class A	2,207	15,383
BlackRock Kelso Capital Corp.	2,120	20,458
Calamos Asset Management, Inc. Class A	575	7,429
Capital Southwest Corp.	91	8,711
CIFI Corp. (a)	256	1,531
Cohen & Steers, Inc.	555	19,558
Cowen Group, Inc. Class A (a)	1,725	4,347
Diamond Hill Investment Group, Inc.	78	5,919
Duff & Phelps Corp. Class A	990	15,741
Edelman Financial Group, Inc.	736	6,499
Epoch Holding Corp.	449	12,123
Evercore Partners, Inc. Class A	634	16,757
FBR Capital Markets Corp. (a)	1,705	4,518
Fifth Street Finance Corp.	2,496	24,511
Financial Engines, Inc. (a)	1,160	26,494
FXCM, Inc. Class A	462	5,350
GAMCO Investors, Inc. Class A	209	9,418
GFI Group, Inc.	1,954	6,448
Gladstone Capital Corp.	589	4,718
Gladstone Investment Corp.	622	4,615
Gleacher & Co., Inc. (a)	3,109	3,233
Harris & Harris Group, Inc. (a)	769	3,099
Hercules Technology Growth Capital, Inc.	1,515	17,286
HFF, Inc. (a)	872	14,248
ICG Group, Inc. (a)	1,144	10,845
INTL FCStone, Inc. (a)	436	9,374
Investment Technology Group, Inc. (a)	1,201	12,250
JMP Group, Inc.	543	4,024
KBW, Inc.	982	16,733
Knight Capital Group, Inc. Class A (a)	3,041	39,959
Kohlberg Capital Corp.	624	3,850
Ladenburg Thalmann Financial Services, Inc. (a)	2,736	4,514
Main Street Capital Corp.	676	17,312
Manning & Napier, Inc.	328	4,756
MCG Capital Corp.	2,313	9,691
Medallion Financial Corp.	423	4,623
Medley Capital Corp.	358	4,042
MVC Capital, Inc.	660	8,712
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
NGP Capital Resources Co.	708	$ 4,312
Oppenheimer Holdings, Inc. Class A (non-vtg.)	282	4,811
PennantPark Investment Corp.	1,758	18,371
Piper Jaffray Companies (a)	429	10,403
Prospect Capital Corp.	3,646	39,814
Pzena Investment Management, Inc.	506	2,980
Safeguard Scientifics, Inc. (a)	654	10,699
Stifel Financial Corp. (a)	1,625	59,183
SWS Group, Inc.	1,024	5,775
THL Credit, Inc.	285	3,591
TICC Capital Corp.	1,109	10,214
Triangle Capital Corp.	815	16,471
Virtus Investment Partners, Inc. (a)	194	16,374
Walter Investment Management Corp.	776	15,698
Westwood Holdings Group, Inc.	180	6,620
		687,185
Commercial Banks - 6.3%
1st Source Corp.	504	11,436
1st United Bancorp, Inc. (a)	728	4,412
Alliance Financial Corp.	128	3,905
Ameris Bancorp (a)	651	8,072
Ames National Corp.	220	4,858
Arrow Financial Corp.	331	7,924
BancFirst Corp.	214	8,924
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	806	16,805
Bancorp, Inc., Delaware (a)	921	9,459
BancorpSouth, Inc.	2,855	38,457
Bank of Kentucky Financial Corp.	188	4,739
Bank of Marin Bancorp	162	6,005
Bank of the Ozarks, Inc.	824	25,462
Banner Bank	561	12,314
BBCN Bancorp, Inc. (a)	2,238	24,573
Boston Private Financial Holdings, Inc.	2,356	21,958
Bridge Bancorp, Inc.	167	3,253
Bridge Capital Holdings (a)	323	4,939
Bryn Mawr Bank Corp.	336	7,221
Camden National Corp.	248	8,065
Capital Bank Corp. (a)	887	2,040
Capital City Bank Group, Inc.	415	3,465
Cardinal Financial Corp.	855	10,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cascade Bancorp (a)	56	$ 319
Cathay General Bancorp	2,340	40,295
Center Bancorp, Inc.	363	3,837
Centerstate Banks of Florida, Inc.	977	7,855
Central Pacific Financial Corp. (a)	505	7,181
Century Bancorp, Inc. Class A (non-vtg.)	98	2,692
Chemical Financial Corp.	816	18,009
Citizens & Northern Corp.	317	6,004
City Holding Co.	488	16,275
CNB Financial Corp., Pennsylvania	400	6,576
CoBiz, Inc.	980	6,125
Columbia Banking Systems, Inc.	1,170	23,973
Community Bank System, Inc.	1,191	33,491
Community Trust Bancorp, Inc.	414	13,227
CVB Financial Corp.	2,647	30,626
Eagle Bancorp, Inc., Maryland (a)	529	9,411
Encore Bancshares, Inc. (a)	226	4,635
Enterprise Bancorp, Inc.	190	3,057
Enterprise Financial Services Corp.	504	6,093
Financial Institutions, Inc.	438	7,411
First Bancorp, North Carolina	425	4,259
First Busey Corp.	2,226	10,329
First Commonwealth Financial Corp.	3,112	20,010
First Community Bancshares, Inc.	531	7,110
First Connecticut Bancorp, Inc.	561	7,400
First Financial Bancorp, Ohio	1,798	30,224
First Financial Bankshares, Inc.	970	32,825
First Financial Corp., Indiana	353	10,590
First Interstate Bancsystem, Inc.	487	6,862
First Merchants Corp.	755	9,309
First Midwest Bancorp, Inc., Delaware	2,335	24,868
First of Long Island Corp.	240	6,607
FirstMerit Corp.	3,288	55,238
FNB Corp., Pennsylvania	4,117	46,728
German American Bancorp, Inc.	355	6,759
Glacier Bancorp, Inc.	2,148	32,005
Great Southern Bancorp, Inc.	275	6,611
Hampton Roads Bankshares, Inc. (a)	91	288
Hancock Holding Co.	2,326	74,851
Hanmi Financial Corp. (a)	1,018	10,618
Heartland Financial USA, Inc.	421	7,797
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Heritage Commerce Corp. (a)	587	$ 3,956
Heritage Financial Corp., Washington	434	5,685
Home Bancshares, Inc.	713	20,777
Hudson Valley Holding Corp.	526	9,642
IBERIABANK Corp.	894	45,657
Independent Bank Corp., Massachusetts	659	18,498
International Bancshares Corp.	1,576	31,094
Investors Bancorp, Inc. (a)	1,462	22,573
Lakeland Bancorp, Inc.	751	6,864
Lakeland Financial Corp.	485	12,629
MainSource Financial Group, Inc.	532	6,219
MB Financial, Inc.	1,610	33,279
Merchants Bancshares, Inc.	170	4,570
Metro Bancorp, Inc. (a)	406	4,697
Midsouth Bancorp, Inc.	271	3,821
National Bankshares, Inc.	224	6,655
National Penn Bancshares, Inc.	3,840	35,405
NBT Bancorp, Inc.	1,088	22,358
Old National Bancorp, Indiana	2,859	36,652
OmniAmerican Bancorp, Inc. (a)	304	6,095
Oriental Financial Group, Inc.	1,324	15,650
Orrstown Financial Services, Inc.	261	2,018
Pacific Capital Bancorp NA (a)	111	5,056
Pacific Continental Corp.	497	4,418
PacWest Bancorp	948	22,581
Park National Corp.	381	25,622
Park Sterling Corp. (a)	1,031	4,856
Penns Woods Bancorp, Inc.	106	4,181
Peoples Bancorp, Inc.	280	5,149
Pinnacle Financial Partners, Inc. (a)	1,046	19,142
PrivateBancorp, Inc.	1,777	27,952
Prosperity Bancshares, Inc.	1,427	66,570
Renasant Corp.	729	11,664
Republic Bancorp, Inc., Kentucky Class A	324	7,624
S&T Bancorp, Inc.	870	16,286
S.Y. Bancorp, Inc.	354	8,213
Sandy Spring Bancorp, Inc.	736	13,255
SCBT Financial Corp.	434	14,925
Seacoast Banking Corp., Florida (a)	2,400	3,888
Sierra Bancorp	433	3,966
Signature Bank (a)	1,407	92,426
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Simmons First National Corp. Class A	518	$ 12,608
Southside Bancshares, Inc.	539	10,996
Southwest Bancorp, Inc., Oklahoma (a)	533	4,845
State Bank Financial Corp. (a)	913	15,749
StellarOne Corp.	705	8,820
Sterling Bancorp, New York	836	7,950
Sterling Financial Corp., Washington (a)	786	15,264
Suffolk Bancorp (a)	321	3,813
Sun Bancorp, Inc., New Jersey (a)	1,075	3,107
Susquehanna Bancshares, Inc.	5,539	57,439
SVB Financial Group (a)	1,290	82,676
Taylor Capital Group, Inc. (a)	404	5,624
Texas Capital Bancshares, Inc. (a)	1,113	41,971
The First Bancorp, Inc.	254	3,686
Tompkins Financial Corp.	258	9,765
TowneBank	771	10,038
Trico Bancshares	461	7,579
Trustmark Corp.	1,952	49,678
UMB Financial Corp.	988	47,473
Umpqua Holdings Corp.	3,508	46,446
Union/First Market Bankshares Corp.	553	7,720
United Bankshares, Inc., West Virginia	1,516	40,068
United Community Banks, Inc., Georgia (a)	1,210	11,386
Univest Corp. of Pennsylvania	538	8,662
Virginia Commerce Bancorp, Inc. (a)	652	5,105
Washington Banking Co., Oak Harbor	405	5,646
Washington Trust Bancorp, Inc.	394	9,326
Webster Financial Corp.	2,189	49,756
WesBanco, Inc.	678	13,885
West Bancorp., Inc.	472	4,531
West Coast Bancorp (a)	585	11,431
Westamerica Bancorp.	866	39,723
Western Alliance Bancorp. (a)	2,027	17,797
Wilshire Bancorp, Inc. (a)	1,861	9,975
Wintrust Financial Corp.	1,061	38,334
		2,338,426
Consumer Finance - 0.6%
Cash America International, Inc.	905	42,309
Credit Acceptance Corp. (a)	205	19,276
DFC Global Corp. (a)	1,349	23,581
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
EZCORP, Inc. (non-vtg.) Class A (a)	1,456	$ 39,006
First Cash Financial Services, Inc. (a)	910	37,274
First Marblehead Corp. (a)	1,697	1,799
Imperial Holdings, Inc. (a)	660	2,528
Nelnet, Inc. Class A	823	21,250
Netspend Holdings, Inc. (a)	728	5,555
Nicholas Financial, Inc.	280	3,704
World Acceptance Corp. (a)	470	31,260
		227,542
Diversified Financial Services - 0.3%
California First National Bancorp	19	302
Compass Diversified Holdings	1,246	18,291
FX Alliance, Inc.	242	4,199
Gain Capital Holdings, Inc.	142	728
MarketAxess Holdings, Inc.	828	28,409
Marlin Business Services Corp.	297	4,360
NewStar Financial, Inc. (a)	855	10,149
PHH Corp. (a)	1,692	26,226
PICO Holdings, Inc. (a)	675	16,207
		108,871
Insurance - 2.6%
Alterra Capital Holdings Ltd.	2,714	64,946
American Equity Investment Life Holding Co.	1,829	22,424
American Safety Insurance Group Ltd. (a)	356	6,739
Amerisafe, Inc. (a)	561	14,990
Amtrust Financial Services, Inc.	751	20,457
Argo Group International Holdings, Ltd.	827	23,867
Baldwin & Lyons, Inc. Class B	207	4,506
Citizens, Inc. Class A (a)	1,127	10,830
CNO Financial Group, Inc. (a)	6,818	49,567
Crawford & Co. Class B	767	3,659
Delphi Financial Group, Inc. Class A	1,452	65,950
Donegal Group, Inc. Class A	272	3,705
eHealth, Inc. (a)	627	11,110
EMC Insurance Group	166	3,282
Employers Holdings, Inc.	971	16,818
Enstar Group Ltd. (a)	198	18,646
FBL Financial Group, Inc. Class A	367	10,687
First American Financial Corp.	3,207	53,717
Flagstone Reinsurance Holdings Ltd.	1,619	12,143
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fortegra Financial Corp. (a)	235	$ 1,951
Global Indemnity PLC (a)	375	6,754
Greenlight Capital Re, Ltd. (a)	821	20,443
Hallmark Financial Services, Inc. (a)	402	3,023
Harleysville Group, Inc.	338	20,260
Hilltop Holdings, Inc. (a)	1,232	9,770
Horace Mann Educators Corp.	1,175	20,621
Independence Holding Co.	306	3,253
Infinity Property & Casualty Corp.	368	19,655
Kansas City Life Insurance Co.	118	3,840
Maiden Holdings Ltd.	1,485	12,326
Meadowbrook Insurance Group, Inc.	1,597	14,102
Montpelier Re Holdings Ltd.	1,909	39,173
National Financial Partners Corp. (a)	1,303	19,219
National Interstate Corp.	193	4,632
National Western Life Insurance Co. Class A	64	8,708
Navigators Group, Inc. (a)	328	15,580
OneBeacon Insurance Group Ltd.	677	9,634
Phoenix Companies, Inc. (a)	3,688	7,745
Platinum Underwriters Holdings Ltd.	1,082	39,623
Presidential Life Corp.	584	6,763
Primerica, Inc.	955	25,050
ProAssurance Corp.	930	81,924
RLI Corp.	556	38,297
Safety Insurance Group, Inc.	386	15,382
SeaBright Insurance Holdings, Inc.	543	4,882
Selective Insurance Group, Inc.	1,682	29,418
State Auto Financial Corp.	387	5,546
Stewart Information Services Corp.	575	8,464
Symetra Financial Corp.	1,953	23,748
Tower Group, Inc.	1,126	24,299
United Fire Group, Inc.	654	11,262
Universal Insurance Holdings, Inc.	378	1,565
		974,955
Real Estate Investment Trusts - 9.5%
Acadia Realty Trust (SBI)	1,240	28,743
AG Mortgage Investment Trust, Inc.	275	5,445
Agree Realty Corp.	384	8,755
Alexanders, Inc.	66	25,716
American Assets Trust, Inc.	995	23,392
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities, Inc.	2,241	$ 99,612
American Capital Mortgage Investment Corp.	559	12,706
Anworth Mortgage Asset Corp.	4,172	28,119
Apollo Commercial Real Estate Finance, Inc.	622	10,033
Armour Residential REIT, Inc.	5,359	37,406
Ashford Hospitality Trust, Inc.	1,539	13,143
Associated Estates Realty Corp.	1,253	21,213
BioMed Realty Trust, Inc.	4,667	92,500
Campus Crest Communities, Inc.	985	11,475
CapLease, Inc.	2,151	8,927
Capstead Mortgage Corp.	2,739	37,606
CBL & Associates Properties, Inc.	4,499	83,816
Cedar Shopping Centers, Inc.	1,758	9,177
Chatham Lodging Trust	361	4,693
Chesapeake Lodging Trust	945	17,105
Colonial Properties Trust (SBI)	2,655	59,392
Colony Financial, Inc.	982	16,684
Coresite Realty Corp.	609	15,170
Cousins Properties, Inc.	2,760	21,694
Crexus Investment Corp.	1,638	17,183
CubeSmart	3,783	47,514
Cys Investments, Inc.	3,396	46,627
DCT Industrial Trust, Inc.	7,639	45,299
DiamondRock Hospitality Co.	5,019	53,352
DuPont Fabros Technology, Inc.	1,810	49,142
Dynex Capital, Inc.	1,610	15,182
EastGroup Properties, Inc.	822	41,347
Education Realty Trust, Inc.	2,783	31,364
Entertainment Properties Trust (SBI)	1,418	68,050
Equity Lifestyle Properties, Inc.	975	68,192
Equity One, Inc.	1,604	33,331
Excel Trust, Inc.	922	11,055
Extra Space Storage, Inc.	3,103	94,176
FelCor Lodging Trust, Inc. (a)	3,699	15,610
First Industrial Realty Trust, Inc. (a)	2,570	31,714
First Potomac Realty Trust	1,490	18,536
Franklin Street Properties Corp.	2,060	20,744
Getty Realty Corp.	766	12,118
Gladstone Commercial Corp.	364	6,184
Glimcher Realty Trust	4,151	41,053
Government Properties Income Trust	1,090	25,310
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hatteras Financial Corp.	2,894	$ 84,302
Healthcare Realty Trust, Inc.	2,345	50,371
Hersha Hospitality Trust	4,130	23,748
Highwoods Properties, Inc. (SBI)	2,142	74,392
Home Properties, Inc.	1,434	87,546
Hudson Pacific Properties, Inc.	703	11,128
Inland Real Estate Corp.	2,268	19,505
Invesco Mortgage Capital, Inc.	3,439	60,664
Investors Real Estate Trust	2,675	19,314
iStar Financial, Inc. (a)	2,542	17,591
Kilroy Realty Corp.	2,069	98,174
Kite Realty Group Trust	1,519	7,762
LaSalle Hotel Properties (SBI)	2,561	75,319
Lexington Corporate Properties Trust	3,530	31,417
LTC Properties, Inc.	897	29,852
Medical Properties Trust, Inc.	4,104	38,496
MFA Financial, Inc.	10,869	80,213
Mid-America Apartment Communities, Inc.	1,237	84,203
Mission West Properties, Inc.	605	5,312
Monmouth Real Estate Investment Corp. Class A	1,262	12,948
MPG Office Trust, Inc. (a)	1,655	3,492
National Health Investors, Inc.	730	36,113
National Retail Properties, Inc.	3,210	87,890
Newcastle Investment Corp.	3,641	25,742
NorthStar Realty Finance Corp.	3,299	18,804
Omega Healthcare Investors, Inc.	3,082	65,986
One Liberty Properties, Inc.	354	6,694
Parkway Properties, Inc.	596	5,894
Pebblebrook Hotel Trust	1,544	37,180
Pennsylvania Real Estate Investment Trust (SBI)	1,661	23,403
Pennymac Mortgage Investment Trust	904	18,342
Post Properties, Inc.	1,629	79,332
Potlatch Corp.	1,230	38,499
PS Business Parks, Inc.	567	38,698
RAIT Financial Trust	1,507	7,294
Ramco-Gershenson Properties Trust (SBI)	1,142	13,750
Redwood Trust, Inc.	2,412	28,172
Resource Capital Corp.	2,672	14,429
Retail Opportunity Investments Corp.	1,484	18,031
RLJ Lodging Trust	819	15,381
Sabra Health Care REIT, Inc.	1,161	19,435
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Saul Centers, Inc.	236	$ 9,442
Sovran Self Storage, Inc.	835	44,005
Stag Industrial, Inc.	511	7,113
Starwood Property Trust, Inc.	3,419	71,355
Strategic Hotel & Resorts, Inc. (a)	5,804	39,525
Summit Hotel Properties, Inc.	843	7,047
Sun Communities, Inc.	775	33,906
Sunstone Hotel Investors, Inc. (a)	3,643	37,159
Tanger Factory Outlet Centers, Inc.	2,628	82,309
Terreno Realty Corp.	390	5,577
Two Harbors Investment Corp.	6,358	66,505
UMH Properties, Inc.	338	3,985
Universal Health Realty Income Trust (SBI)	400	16,176
Urstadt Biddle Properties, Inc. Class A	661	12,718
Washington (REIT) (SBI)	1,981	58,539
Whitestone REIT Class B	236	3,262
Winthrop Realty Trust	904	9,646
		3,508,692
Real Estate Management & Development - 0.1%
AV Homes, Inc. (a)	208	2,594
Consolidated-Tomoka Land Co.	93	2,734
Forestar Group, Inc. (a)	1,111	17,087
Kennedy-Wilson Holdings, Inc.	879	12,359
Tejon Ranch Co. (a)	428	12,780
		47,554
Thrifts & Mortgage Finance - 1.2%
Apollo Residential Mortgage, Inc.	699	12,687
Astoria Financial Corp.	2,661	25,785
Bank Mutual Corp.	1,455	5,675
BankFinancial Corp.	699	4,655
Beneficial Mutual Bancorp, Inc. (a)	985	8,540
Berkshire Hills Bancorp, Inc.	587	13,319
BofI Holding, Inc. (a)	340	6,042
Brookline Bancorp, Inc., Delaware	2,163	19,424
Cape Bancorp, Inc. (a)	264	2,149
Charter Financial Corp., Georgia	200	1,800
Clifton Savings Bancorp, Inc.	316	3,230
Dime Community Bancshares, Inc.	964	13,361
Doral Financial Corp. (a)	3,490	6,387
ESB Financial Corp.	340	4,566
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ESSA Bancorp, Inc.	326	$ 3,179
Farmer Mac Class C (non-vtg.)	297	6,789
First Defiance Financial Corp.	276	4,742
First Financial Holdings, Inc.	549	6,335
First PacTrust Bancorp, Inc.	342	3,759
Flagstar Bancorp, Inc. (a)	5,515	4,800
Flushing Financial Corp.	932	12,144
Fox Chase Bancorp, Inc.	404	5,139
Franklin Financial Corp./VA (a)	402	5,781
Home Federal Bancorp, Inc.	477	4,670
Home Loan Servicing Solutions Ltd.	433	6,001
HomeStreet, Inc.	157	5,482
Kearny Financial Corp.	360	3,492
Meridian Interstate Bancorp, Inc. (a)	249	3,337
MGIC Investment Corp. (a)	5,611	19,414
Northfield Bancorp, Inc.	556	7,762
Northwest Bancshares, Inc.	2,846	35,063
OceanFirst Financial Corp.	492	7,168
Ocwen Financial Corp. (a)	2,928	43,656
Oritani Financial Corp.	1,313	19,459
Provident Financial Services, Inc.	1,842	27,077
Provident New York Bancorp	1,087	9,174
Radian Group, Inc.	4,229	13,194
Rockville Financial, Inc.	870	10,188
Roma Financial Corp.	232	2,190
Territorial Bancorp, Inc.	290	6,299
Trustco Bank Corp., New York	2,691	14,720
United Financial Bancorp, Inc.	522	8,373
ViewPoint Financial Group	1,015	16,149
Walker & Dunlop, Inc. (a)	315	4,111
Westfield Financial, Inc.	915	6,835
WSFS Financial Corp.	215	8,581
		462,683
TOTAL FINANCIALS		8,355,908
HEALTH CARE - 12.2%
Biotechnology - 3.8%
Achillion Pharmaceuticals, Inc. (a)	1,392	9,257
Acorda Therapeutics, Inc. (a)	1,167	29,455
Aegerion Pharmaceuticals, Inc. (a)	225	2,801
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Affymax, Inc. (a)	1,149	$ 15,063
Alkermes PLC (a)	2,906	50,274
Allos Therapeutics, Inc. (a)	2,371	4,315
Alnylam Pharmaceuticals, Inc. (a)	1,401	15,957
AMAG Pharmaceuticals, Inc. (a)	645	10,101
Amicus Therapeutics, Inc. (a)	763	3,723
Anacor Pharmaceuticals, Inc. (a)	225	1,249
Anthera Pharmaceuticals, Inc. (a)	569	888
Ardea Biosciences, Inc. (a)	685	21,824
Arena Pharmaceuticals, Inc. (a)	5,438	13,269
ARIAD Pharmaceuticals, Inc. (a)	4,665	76,040
ArQule, Inc. (a)	1,823	12,852
Array Biopharma, Inc. (a)	2,604	9,088
Astex Pharmaceuticals, Inc. (a)	2,082	3,664
AVEO Pharmaceuticals, Inc. (a)	914	10,511
AVI BioPharma, Inc. (a)	3,859	3,220
BioCryst Pharmaceuticals, Inc. (a)	1,212	4,387
BioMimetic Therapeutics, Inc. (a)	819	2,187
Biosante Pharmaceuticals, Inc. (a)	3,546	1,950
Biospecifics Technologies Corp. (a)	92	1,357
BioTime, Inc. (a)	898	3,403
Cell Therapeutics, Inc. (a)	6,493	7,207
Celldex Therapeutics, Inc. (a)	1,728	7,880
Cepheid, Inc. (a)	1,961	75,322
Chelsea Therapeutics International Ltd. (a)	1,391	2,949
ChemoCentryx, Inc.	191	3,285
Cleveland Biolabs, Inc. (a)	773	1,500
Clovis Oncology, Inc.	363	6,509
Codexis, Inc. (a)	753	2,726
Cubist Pharmaceuticals, Inc. (a)	1,920	81,178
Curis, Inc. (a)	2,287	10,955
Cytori Therapeutics, Inc. (a)	1,806	4,280
DUSA Pharmaceuticals, Inc. (a)	609	3,569
Dyax Corp. (a)	3,132	5,105
Dynavax Technologies Corp. (a)	4,707	23,582
Emergent BioSolutions, Inc. (a)	798	11,220
Enzon Pharmaceuticals, Inc. (a)	1,212	7,551
Exact Sciences Corp. (a)	1,692	18,223
Exelixis, Inc. (a)	4,564	21,907
Genomic Health, Inc. (a)	506	14,502
Geron Corp. (a)	4,209	7,071
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
GTx, Inc. (a)	511	$ 1,599
Halozyme Therapeutics, Inc. (a)	2,674	21,633
Horizon Pharma, Inc.	102	428
Idenix Pharmaceuticals, Inc. (a)	1,735	15,216
ImmunoGen, Inc. (a)	2,260	28,815
Immunomedics, Inc. (a)	2,225	7,988
Incyte Corp. (a)	2,646	60,011
Infinity Pharmaceuticals, Inc. (a)	542	7,317
Insmed, Inc. (a)	648	1,873
InterMune, Inc. (a)	1,681	17,550
Ironwood Pharmaceuticals, Inc. Class A (a)	1,683	22,232
Isis Pharmaceuticals, Inc. (a)	3,051	24,408
Keryx Biopharmaceuticals, Inc. (a)	1,819	2,874
Lexicon Pharmaceuticals, Inc. (a)	6,030	9,769
Ligand Pharmaceuticals, Inc. Class B (a)	579	7,822
MannKind Corp. (a)	2,850	6,413
Maxygen, Inc. (a)	843	4,763
Medivation, Inc. (a)	958	77,483
Metabolix, Inc. (a)	1,098	2,976
Momenta Pharmaceuticals, Inc. (a)	1,347	21,390
Nabi Biopharmaceuticals (a)	1,544	2,578
Neurocrine Biosciences, Inc. (a)	1,798	13,359
NewLink Genetics Corp.	263	3,061
Novavax, Inc. (a)	3,705	5,039
NPS Pharmaceuticals, Inc. (a)	2,608	18,673
Nymox Pharmaceutical Corp. (a)	559	4,556
OncoGenex Pharmaceuticals, Inc. (a)	503	6,539
Oncothyreon, Inc. (a)	1,547	6,637
ONYX Pharmaceuticals, Inc. (a)	1,937	88,153
Opko Health, Inc. (a)(d)	3,301	15,680
OREXIGEN Therapeutics, Inc. (a)	1,473	5,156
Osiris Therapeutics, Inc. (a)	611	3,244
PDL BioPharma, Inc.	4,080	25,663
Peregrine Pharmaceuticals, Inc. (a)	1,751	823
Pharmacyclics, Inc. (a)	1,373	37,840
PharmAthene, Inc. (a)	1,135	1,839
Progenics Pharmaceuticals, Inc. (a)	969	10,649
Raptor Pharmaceutical Corp. (a)	1,310	7,677
Rigel Pharmaceuticals, Inc. (a)	2,066	15,970
Sangamo Biosciences, Inc. (a)	1,626	7,561
Savient Pharmaceuticals, Inc. (a)	2,068	4,901
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
SciClone Pharmaceuticals, Inc. (a)	920	$ 5,511
Seattle Genetics, Inc. (a)	2,933	57,985
SIGA Technologies, Inc. (a)	1,238	4,085
Spectrum Pharmaceuticals, Inc. (a)	1,811	19,251
Sunesis Pharmaceuticals, Inc. (a)	1,080	2,970
Synta Pharmaceuticals Corp. (a)	596	2,593
Targacept, Inc. (a)	765	3,634
Theravance, Inc. (a)	2,121	45,898
Trius Therapeutics, Inc. (a)	484	2,599
Vanda Pharmaceuticals, Inc. (a)	794	3,517
Verastem, Inc.	188	1,951
Vical, Inc. (a)	2,777	8,664
Zalicus, Inc. (a)	2,398	2,518
ZIOPHARM Oncology, Inc. (a)	2,005	9,544
		1,422,234
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc. (a)	701	24,970
Abiomed, Inc. (a)	933	22,700
Accuray, Inc. (a)	2,000	15,400
Align Technology, Inc. (a)	1,880	59,615
Alphatec Holdings, Inc. (a)	1,872	4,081
Analogic Corp.	387	26,397
Angiodynamics, Inc. (a)	757	9,372
Antares Pharma, Inc. (a)	2,741	8,634
ArthroCare Corp. (a)	778	19,419
Atricure, Inc. (a)	417	3,419
Atrion Corp.	49	11,301
Bacterin International Holdings, Inc. (a)	599	1,228
BioLase Technology, Inc.	1,204	3,130
Cantel Medical Corp.	569	13,360
Cardiovascular Systems, Inc. (a)	412	4,062
Cerus Corp. (a)	1,811	7,135
Conceptus, Inc. (a)	911	17,099
CONMED Corp.	879	25,131
Cryolife, Inc. (a)	844	4,465
Cyberonics, Inc. (a)	867	33,206
Cynosure, Inc. Class A (a)	257	5,312
Delcath Systems, Inc. (a)	1,613	4,533
DexCom, Inc. (a)	2,118	20,735
DynaVox, Inc. Class A (a)	87	214
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Endologix, Inc. (a)	1,489	$ 22,305
Exactech, Inc. (a)	233	3,612
Greatbatch, Inc. (a)	698	16,256
Haemonetics Corp. (a)	790	56,540
Hansen Medical, Inc. (a)	1,641	5,186
HeartWare International, Inc. (a)	360	28,066
ICU Medical, Inc. (a)	355	18,634
Insulet Corp. (a)	1,372	24,504
Integra LifeSciences Holdings Corp. (a)	606	22,561
Invacare Corp.	872	13,821
IRIS International, Inc. (a)	536	7,011
Kensey Nash Corp.	256	7,278
Mako Surgical Corp. (a)	967	39,947
Masimo Corp. (a)	1,611	35,651
Medical Action Industries, Inc. (a)	549	3,030
Meridian Bioscience, Inc.	1,276	26,222
Merit Medical Systems, Inc. (a)	1,215	16,062
Natus Medical, Inc. (a)	951	11,640
Navidea Biopharmaceuticals, Inc. (a)	3,184	9,934
Neogen Corp. (a)	701	27,332
NuVasive, Inc. (a)	1,281	21,226
NxStage Medical, Inc. (a)	1,331	22,627
OraSure Technologies, Inc. (a)	1,477	16,941
Orthofix International NV (a)	555	22,877
Palomar Medical Technologies, Inc. (a)	609	5,298
Quidel Corp. (a)	898	14,835
Rockwell Medical Technologies, Inc. (a)	551	5,097
RTI Biologics, Inc. (a)	1,434	5,019
Solta Medical, Inc. (a)	2,015	6,549
Staar Surgical Co. (a)	1,044	11,453
Stereotaxis, Inc. (a)	410	168
Steris Corp.	1,756	55,156
SurModics, Inc. (a)	453	6,700
Symmetry Medical, Inc. (a)	1,137	8,084
Synergetics USA, Inc. (a)	547	3,566
The Spectranetics Corp. (a)	1,031	10,815
Tornier BV (a)	312	7,407
Unilife Corp. (a)	2,058	8,808
Uroplasty, Inc. (a)	405	1,231
Vascular Solutions, Inc. (a)	502	5,698
Volcano Corp. (a)	1,583	42,978
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
West Pharmaceutical Services, Inc.	1,003	$ 45,035
Wright Medical Group, Inc. (a)	1,175	21,890
Young Innovations, Inc.	187	6,358
Zeltiq Aesthetics, Inc.	165	1,026
		1,097,352
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)	1,149	11,559
Air Methods Corp. (a)	331	27,840
Alliance Healthcare Services, Inc. (a)	227	311
Almost Family, Inc. (a)	249	6,071
Amedisys, Inc. (a)	877	12,918
AMN Healthcare Services, Inc. (a)	1,086	7,287
AmSurg Corp. (a)	963	27,696
Assisted Living Concepts, Inc. Class A	620	11,104
Bio-Reference Laboratories, Inc. (a)	739	15,755
BioScrip, Inc. (a)	1,318	9,766
Capital Senior Living Corp. (a)	795	7,704
CardioNet, Inc. (a)	978	2,758
Centene Corp. (a)	1,505	59,583
Chemed Corp.	595	35,902
Chindex International, Inc. (a)	425	4,152
Corvel Corp. (a)	181	7,872
Cross Country Healthcare, Inc. (a)	824	3,799
Emeritus Corp. (a)	873	15,016
ExamWorks Group, Inc. (a)	889	10,348
Five Star Quality Care, Inc. (a)	1,481	5,080
Gentiva Health Services, Inc. (a)	954	7,899
Hanger Orthopedic Group, Inc. (a)	1,035	24,374
HealthSouth Corp. (a)	2,902	64,976
Healthways, Inc. (a)	1,066	7,110
HMS Holdings Corp. (a)	2,537	61,040
IPC The Hospitalist Co., Inc. (a)	466	17,899
Kindred Healthcare, Inc. (a)	1,623	15,646
Landauer, Inc.	280	14,762
LHC Group, Inc. (a)	444	7,863
Magellan Health Services, Inc. (a)	858	37,992
Metropolitan Health Networks, Inc. (a)	1,246	9,320
MModal, Inc. (a)	1,012	12,913
Molina Healthcare, Inc. (a)	835	21,418
MWI Veterinary Supply, Inc. (a)	372	35,117
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Healthcare Corp.	297	$ 13,543
National Research Corp.	62	2,997
NeoStem, Inc. (a)	423	152
Owens & Minor, Inc.	1,950	57,018
PharMerica Corp. (a)	916	10,873
Providence Service Corp. (a)	441	6,200
PSS World Medical, Inc. (a)	1,573	37,642
RadNet, Inc. (a)	923	2,852
Select Medical Holdings Corp. (a)	1,113	9,538
Skilled Healthcare Group, Inc. (a)	703	5,392
Sun Healthcare Group, Inc. (a)	891	6,442
Sunrise Senior Living, Inc. (a)	1,665	10,456
Team Health Holdings, Inc. (a)	841	18,115
The Ensign Group, Inc.	517	13,809
Triple-S Management Corp. (a)	591	12,446
U.S. Physical Therapy, Inc.	360	8,777
Universal American Spin Corp. (a)	979	8,987
Vanguard Health Systems, Inc. (a)	920	8,170
Wellcare Health Plans, Inc. (a)	1,293	79,106
		933,365
Health Care Technology - 0.6%
athenahealth, Inc. (a)	1,046	75,783
Computer Programs & Systems, Inc.	336	20,022
Epocrates, Inc. (a)	166	1,351
Greenway Medical Technologies	177	2,726
HealthStream, Inc. (a)	553	12,675
MedAssets, Inc. (a)	1,372	17,301
Medidata Solutions, Inc. (a)	658	17,049
Merge Healthcare, Inc. (a)	1,773	7,624
Omnicell, Inc. (a)	943	13,457
Quality Systems, Inc.	1,194	44,656
		212,644
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	2,261	9,994
Albany Molecular Research, Inc. (a)	515	1,643
BG Medicine, Inc. (a)	240	1,591
Cambrex Corp. (a)	876	5,676
Complete Genomics, Inc. (a)	445	1,202
Enzo Biochem, Inc. (a)	832	2,280
eResearchTechnology, Inc. (a)	1,435	11,337
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Fluidigm Corp. (a)	155	$ 2,420
Furiex Pharmaceuticals, Inc. (a)	337	4,843
Harvard Bioscience, Inc. (a)	514	2,051
Luminex Corp. (a)	1,142	28,596
Medtox Scientific, Inc. (a)	256	5,658
Pacific Biosciences of California, Inc. (a)	1,401	3,783
PAREXEL International Corp. (a)	1,806	48,654
Sequenom, Inc. (a)	3,371	17,260
		146,988
Pharmaceuticals - 1.9%
Acura Pharmaceuticals, Inc. (a)	100	323
Akorn, Inc. (a)	1,639	19,881
Alimera Sciences, Inc. (a)	134	414
Ampio Pharmaceuticals, Inc. (a)	689	2,129
Auxilium Pharmaceuticals, Inc. (a)	1,423	25,500
AVANIR Pharmaceuticals Class A (a)	3,877	11,825
Cadence Pharmaceuticals, Inc. (a)	1,348	4,974
Cempra, Inc.	241	1,687
Columbia Laboratories, Inc. (a)	1,216	888
Corcept Therapeutics, Inc. (a)	1,033	3,863
Cornerstone Therapeutics, Inc. (a)	75	443
DepoMed, Inc. (a)	1,554	9,464
Durect Corp. (a)	1,458	1,021
Endocyte, Inc. (a)	640	4,570
Hi-Tech Pharmacal Co., Inc. (a)	288	9,386
Impax Laboratories, Inc. (a)	1,918	47,240
Ista Pharmaceuticals, Inc. (a)	1,092	9,883
Jazz Pharmaceuticals PLC (a)	684	34,905
KV Pharmaceutical Co. Class A (a)	1,225	1,409
Lannett Co., Inc. (a)	328	1,292
MAP Pharmaceuticals, Inc. (a)	676	8,666
Medicis Pharmaceutical Corp. Class A	1,869	71,900
Nektar Therapeutics (a)	3,409	25,977
Obagi Medical Products, Inc. (a)	616	8,082
Optimer Pharmaceuticals, Inc. (a)	1,306	19,329
Pacira Pharmaceuticals, Inc. (a)	301	3,374
Pain Therapeutics, Inc. (a)	971	3,933
Par Pharmaceutical Companies, Inc. (a)	1,070	45,304
Pernix Therapeutics Holdings, Inc. (a)	35	301
Pozen, Inc. (a)	887	5,907
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (a)	1,616	$ 72,558
Sagent Pharmaceuticals, Inc.	202	3,634
Salix Pharmaceuticals Ltd. (a)	1,770	87,438
Santarus, Inc. (a)	1,742	11,097
Sucampo Pharmaceuticals, Inc. Class A (a)	460	3,827
The Medicines Company (a)	1,640	36,228
Transcept Pharmaceuticals, Inc. (a)	205	1,843
ViroPharma, Inc. (a)	2,102	45,719
VIVUS, Inc. (a)	2,998	72,612
XenoPort, Inc. (a)	1,059	4,840
Zogenix, Inc. (a)	679	1,243
		724,909
TOTAL HEALTH CARE		4,537,492
INDUSTRIALS - 15.4%
Aerospace & Defense - 1.8%
AAR Corp.	1,209	18,679
AeroVironment, Inc. (a)	495	12,038
American Science & Engineering, Inc.	279	18,221
Astronics Corp. (a)	321	10,192
Ceradyne, Inc.	750	18,990
Cubic Corp.	491	22,699
Curtiss-Wright Corp.	1,431	50,500
DigitalGlobe, Inc. (a)	1,093	13,411
Ducommun, Inc. (a)	259	3,056
Esterline Technologies Corp. (a)	919	62,942
GenCorp, Inc. (non-vtg.) (a)	1,704	11,706
GeoEye, Inc. (a)	663	15,196
HEICO Corp.	1,570	63,302
Hexcel Corp. (a)	2,952	80,826
KEYW Holding Corp. (a)	465	4,371
Kratos Defense & Security Solutions, Inc. (a)	895	4,967
LMI Aerospace, Inc. (a)	308	5,633
Moog, Inc. Class A (a)	1,362	57,572
National Presto Industries, Inc.	140	10,321
Orbital Sciences Corp. (a)	1,800	22,608
Taser International, Inc. (a)	1,658	7,627
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Teledyne Technologies, Inc. (a)	1,120	$ 72,374
Triumph Group, Inc.	1,130	70,987
		658,218
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,456	7,717
Atlas Air Worldwide Holdings, Inc. (a)	814	37,485
Forward Air Corp.	867	29,287
Hub Group, Inc. Class A (a)	1,114	38,990
Pacer International, Inc. (a)	1,067	6,413
Park-Ohio Holdings Corp. (a)	235	5,074
		124,966
Airlines - 0.6%
Alaska Air Group, Inc. (a)	2,162	73,076
Allegiant Travel Co. (a)	420	24,679
Hawaiian Holdings, Inc. (a)	1,586	8,977
JetBlue Airways Corp. (a)	7,634	36,262
Republic Airways Holdings, Inc. (a)	1,363	6,938
SkyWest, Inc.	1,528	13,737
Spirit Airlines, Inc. (a)	491	11,794
US Airways Group, Inc. (a)	4,921	50,489
		225,952
Building Products - 0.7%
A.O. Smith Corp.	1,161	55,264
AAON, Inc.	567	11,567
Ameresco, Inc. Class A (a)	509	6,205
American Woodmark Corp.	262	4,703
Apogee Enterprises, Inc.	826	12,687
Builders FirstSource, Inc. (a)	1,262	5,263
Gibraltar Industries, Inc. (a)	890	12,033
Griffon Corp.	1,534	15,202
Insteel Industries, Inc.	473	5,378
NCI Building Systems, Inc. (a)	623	7,470
Quanex Building Products Corp.	1,160	21,379
Simpson Manufacturing Co. Ltd.	1,282	39,780
Trex Co., Inc. (a)	456	14,592
Universal Forest Products, Inc.	561	20,981
USG Corp. (a)	2,195	39,620
		272,124
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 2.6%
A.T. Cross Co. Class A (a)	293	$ 3,364
ABM Industries, Inc.	1,619	37,690
ACCO Brands Corp. (a)	3,205	33,813
American Reprographics Co. (a)	1,231	6,721
Casella Waste Systems, Inc. Class A (a)	693	4,179
Cenveo, Inc. (a)	2,027	5,797
Clean Harbors, Inc. (a)	1,429	97,515
CompX International, Inc. Class A	36	483
Consolidated Graphics, Inc. (a)	250	9,998
Courier Corp.	219	2,249
Deluxe Corp.	1,568	37,334
Encore Capital Group, Inc. (a)	475	11,258
EnergySolutions, Inc. (a)	2,313	9,738
EnerNOC, Inc. (a)	831	4,994
Ennis, Inc.	777	12,246
Fuel Tech, Inc. (a)	752	3,482
G&K Services, Inc. Class A	577	18,960
Healthcare Services Group, Inc.	1,992	42,270
Heritage-Crystal Clean, Inc. (a)	133	2,813
Herman Miller, Inc.	1,740	33,982
HNI Corp.	1,372	33,093
InnerWorkings, Inc. (a)	686	7,896
Interface, Inc. Class A	1,572	22,260
Intersections, Inc.	289	3,477
Kimball International, Inc. Class B	818	5,587
Knoll, Inc.	1,459	21,579
McGrath RentCorp.	733	21,565
Metalico, Inc. (a)	1,308	4,238
Mine Safety Appliances Co.	806	34,223
Mobile Mini, Inc. (a)	1,147	21,632
Multi-Color Corp.	361	7,697
NL Industries, Inc.	198	2,786
Portfolio Recovery Associates, Inc. (a)	513	35,305
Quad/Graphics, Inc.	763	10,255
Rollins, Inc.	1,901	40,396
Schawk, Inc. Class A	404	5,442
Standard Parking Corp. (a)	523	9,968
Steelcase, Inc. Class A	2,385	20,606
Swisher Hygiene, Inc. (Canada) (a)	2,940	6,615
Sykes Enterprises, Inc. (a)	1,213	19,226
Team, Inc. (a)	606	17,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	1,878	$ 50,143
The Brink's Co.	1,425	36,195
The Geo Group, Inc. (a)	1,826	37,816
TMS International Corp.	422	5,098
TRC Companies, Inc. (a)	469	3,086
Unifirst Corp. Massachusetts	422	25,641
United Stationers, Inc.	1,273	36,102
US Ecology, Inc.	508	11,013
Viad Corp.	675	12,204
		947,986
Construction & Engineering - 0.8%
Aegion Corp. (a)	1,129	20,604
Argan, Inc.	312	4,549
Comfort Systems USA, Inc.	1,190	12,590
Dycom Industries, Inc. (a)	1,072	25,074
EMCOR Group, Inc.	2,001	58,669
Furmanite Corp. (a)	1,041	6,517
Granite Construction, Inc.	1,173	32,656
Great Lakes Dredge & Dock Corp.	1,721	12,753
Layne Christensen Co. (a)	588	12,083
MasTec, Inc. (a)	1,752	30,467
Michael Baker Corp. (a)	279	6,286
MYR Group, Inc. (a)	592	9,898
Northwest Pipe Co. (a)	270	5,619
Orion Marine Group, Inc. (a)	897	6,207
Pike Electric Corp. (a)	396	3,255
Primoris Services Corp.	820	11,824
Sterling Construction Co., Inc. (a)	483	4,729
Tutor Perini Corp. (a)	939	14,282
UniTek Global Services, Inc. (a)	102	332
		278,394
Electrical Equipment - 1.1%
A123 Systems, Inc. (a)(d)	2,328	2,375
Active Power, Inc. (a)	1,767	1,564
Acuity Brands, Inc.	1,322	73,464
American Superconductor Corp. (a)	1,470	6,071
AZZ, Inc.	392	20,270
Belden, Inc.	1,392	48,414
Brady Corp. Class A	1,446	44,869
Broadwind Energy, Inc. (a)	2,846	968
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Capstone Turbine Corp. (a)	7,958	$ 8,674
Coleman Cable, Inc.	335	2,848
Encore Wire Corp.	534	13,612
EnerSys (a)	1,429	49,944
Franklin Electric Co., Inc.	711	35,657
FuelCell Energy, Inc. (a)	4,619	5,728
Generac Holdings, Inc. (a)	786	18,927
Global Power Equipment Group, Inc. (a)	481	12,030
II-VI, Inc. (a)	1,526	31,146
LSI Industries, Inc.	578	3,959
Powell Industries, Inc. (a)	269	8,772
PowerSecure International, Inc. (a)	489	2,538
Preformed Line Products Co.	82	4,734
Satcon Technology Corp. (a)	2,493	1,047
Thermon Group Holdings, Inc.	326	7,244
Valence Technology, Inc. (a)	1,724	1,259
Vicor Corp.	500	3,485
		409,599
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	535	32,212
Seaboard Corp. (a)	10	19,904
Standex International Corp.	360	15,862
		67,978
Machinery - 3.3%
Accuride Corp. (a)	1,259	9,128
Actuant Corp. Class A	2,078	56,667
Alamo Group, Inc.	223	7,511
Albany International Corp. Class A	865	20,847
Altra Holdings, Inc. (a)	813	14,862
American Railcar Industries, Inc. (a)	282	7,608
Ampco-Pittsburgh Corp.	269	4,998
Astec Industries, Inc. (a)	612	19,149
Barnes Group, Inc.	1,685	44,484
Blount International, Inc. (a)	1,492	24,126
Briggs & Stratton Corp.	1,493	27,023
Cascade Corp.	283	13,321
Chart Industries, Inc. (a)	901	68,863
CIRCOR International, Inc.	541	16,836
CLARCOR, Inc.	1,534	73,663
Colfax Corp. (a)	1,561	52,902
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares) (a)	583	$ 8,646
Commercial Vehicle Group, Inc. (a)	844	8,980
Douglas Dynamics, Inc.	536	7,574
Dynamic Materials Corp.	408	7,458
Energy Recovery, Inc. (a)	1,472	3,091
EnPro Industries, Inc. (a)	618	25,591
ESCO Technologies, Inc.	807	27,761
Federal Signal Corp. (a)	1,856	9,577
Flow International Corp. (a)	1,349	5,544
FreightCar America, Inc.	331	7,150
Gorman-Rupp Co.	460	13,248
Graham Corp.	311	6,867
Greenbrier Companies, Inc. (a)	625	10,781
Hurco Companies, Inc. (a)	174	4,581
John Bean Technologies Corp.	832	13,304
Kadant, Inc. (a)	374	9,675
Kaydon Corp.	984	24,138
L.B. Foster Co. Class A	250	6,703
Lindsay Corp.	380	25,380
Lydall, Inc. (a)	459	4,842
Meritor, Inc. (a)	2,834	18,449
Met-Pro Corp.	496	4,940
Middleby Corp. (a)	560	56,823
Miller Industries, Inc.	299	4,904
Mueller Industries, Inc.	1,147	52,429
Mueller Water Products, Inc. Class A	4,531	16,266
NACCO Industries, Inc. Class A	179	20,311
NN, Inc. (a)	593	4,691
Omega Flex, Inc. (a)	120	1,614
PMFG, Inc. (a)	687	9,281
Proto Labs, Inc.	163	6,047
RBC Bearings, Inc. (a)	648	30,378
Robbins & Myers, Inc.	1,210	58,939
Sauer-Danfoss, Inc.	335	14,509
Sun Hydraulics Corp.	580	14,517
Tecumseh Products Co. Class A (non-vtg.) (a)	627	2,395
Tennant Co.	587	26,004
Titan International, Inc.	1,262	36,459
TriMas Corp. (a)	741	16,309
Twin Disc, Inc.	233	5,110
Wabash National Corp. (a)	2,181	18,255
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	874	$ 32,181
Woodward, Inc.	1,846	76,775
Xerium Technologies, Inc. (a)	283	1,330
		1,221,795
Marine - 0.0%
Baltic Trading Ltd.	530	2,465
Eagle Bulk Shipping, Inc. (a)(d)	2,118	3,474
Excel Maritime Carriers Ltd. (a)	1,004	1,877
Genco Shipping & Trading Ltd. (a)	1,052	5,628
International Shipholding Corp.	137	2,899
Ultrapetrol (Bahamas) Ltd. (a)	339	647
		16,990
Professional Services - 1.5%
Acacia Research Corp. - Acacia Technologies (a)	1,307	53,587
Advisory Board Co. (a)	512	46,674
Barrett Business Services, Inc.	222	4,396
CBIZ, Inc. (a)	1,323	8,031
CDI Corp.	376	6,670
Corporate Executive Board Co.	1,049	43,397
CoStar Group, Inc. (a)	753	54,886
CRA International, Inc. (a)	354	7,239
Dolan Co. (a)	836	6,696
Exponent, Inc. (a)	406	19,407
Franklin Covey Co. (a)	492	4,571
FTI Consulting, Inc. (a)	1,257	45,679
GP Strategies Corp. (a)	407	6,829
Heidrick & Struggles International, Inc.	522	10,179
Hill International, Inc. (a)	652	2,321
Hudson Global, Inc. (a)	943	5,130
Huron Consulting Group, Inc. (a)	667	23,505
ICF International, Inc. (a)	577	14,390
Insperity, Inc.	674	18,380
Kelly Services, Inc. Class A (non-vtg.)	798	11,164
Kforce, Inc. (a)	908	13,139
Korn/Ferry International (a)	1,460	23,579
MISTRAS Group, Inc. (a)	431	10,116
Navigant Consulting, Inc. (a)	1,613	22,453
Odyssey Marine Exploration, Inc. (a)	2,108	6,408
On Assignment, Inc. (a)	1,084	20,282
Pendrell Corp. (a)	4,095	5,528
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Resources Connection, Inc.	1,313	$ 17,043
RPX Corp.	270	4,666
TrueBlue, Inc. (a)	1,181	20,384
VSE Corp.	155	3,410
		540,139
Road & Rail - 1.2%
AMERCO	255	25,612
Arkansas Best Corp.	731	11,214
Avis Budget Group, Inc. (a)	3,175	41,783
Celadon Group, Inc.	631	9,863
Covenant Transport Group, Inc. Class A (a)	78	258
Dollar Thrifty Automotive Group, Inc. (a)	880	71,157
Genesee & Wyoming, Inc. Class A (a)	1,195	64,422
Heartland Express, Inc.	1,581	21,865
Knight Transportation, Inc.	1,898	31,165
Marten Transport Ltd.	479	10,093
Old Dominion Freight Lines, Inc. (a)	1,448	64,393
Patriot Transportation Holding, Inc. (a)	183	4,021
Quality Distribution, Inc. (a)	530	5,920
RailAmerica, Inc. (a)	631	14,627
Roadrunner Transportation Systems, Inc. (a)	265	4,598
Saia, Inc. (a)	512	9,615
Swift Transporation Co. (a)	2,285	23,970
Universal Truckload Services, Inc.	218	3,401
Werner Enterprises, Inc.	1,346	31,793
Zipcar, Inc. (a)	345	4,157
		453,927
Trading Companies & Distributors - 1.3%
Aceto Corp.	784	7,056
Aircastle Ltd.	1,704	20,704
Applied Industrial Technologies, Inc.	1,267	49,793
Beacon Roofing Supply, Inc. (a)	1,380	36,832
CAI International, Inc. (a)	395	8,161
DXP Enterprises, Inc. (a)	265	11,493
Essex Rental Corp. (a)	562	2,209
H&E Equipment Services, Inc. (a)	841	16,231
Houston Wire & Cable Co.	473	5,813
Interline Brands, Inc. (a)	979	20,598
Kaman Corp.	771	26,507
Lawson Products, Inc.	134	1,951
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
RSC Holdings, Inc. (a)	2,008	$ 47,630
Rush Enterprises, Inc. Class A (a)	1,018	18,405
SeaCube Container Leasing Ltd.	377	6,993
TAL International Group, Inc.	663	27,389
Textainer Group Holdings Ltd.	358	12,555
Titan Machinery, Inc. (a)	460	16,390
United Rentals, Inc. (a)	1,874	87,478
Watsco, Inc.	867	62,381
		486,569
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	656	10,358
TOTAL INDUSTRIALS		5,714,995
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.8%
ADTRAN, Inc.	1,901	58,019
Anaren, Inc. (a)	494	8,912
Arris Group, Inc. (a)	3,549	45,889
Aruba Networks, Inc. (a)	2,720	57,446
Aviat Networks, Inc. (a)	1,644	4,192
Bel Fuse, Inc. Class B (non-vtg.)	272	4,839
Black Box Corp.	521	11,780
Calix Networks, Inc. (a)	1,203	9,576
Communications Systems, Inc.	148	1,925
Comtech Telecommunications Corp.	586	18,119
Dialogic, Inc. (a)	143	140
Digi International, Inc. (a)	693	6,431
EMCORE Corp. (a)	875	3,955
Emulex Corp. (a)	2,777	24,104
Extreme Networks, Inc. (a)	2,758	10,563
Finisar Corp. (a)	2,679	44,257
Globecomm Systems, Inc. (a)	654	9,274
Harmonic, Inc. (a)	3,318	15,661
Infinera Corp. (a)	3,184	22,797
InterDigital, Inc.	1,359	37,671
Ixia (a)	1,116	14,062
KVH Industries, Inc. (a)	407	4,062
Loral Space & Communications Ltd.	336	20,849
Meru Networks, Inc. (a)	444	1,261
NETGEAR, Inc. (a)	1,130	43,505
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
NumereX Corp. Class A (a)	297	$ 2,816
Oclaro, Inc. (a)	1,889	5,421
Oplink Communications, Inc. (a)	601	9,520
Opnext, Inc. (a)	1,855	2,207
Plantronics, Inc.	1,340	51,349
Powerwave Technologies, Inc. (a)	815	921
Procera Networks, Inc. (a)	540	11,210
ShoreTel, Inc. (a)	1,309	6,270
Sonus Networks, Inc. (a)	6,228	17,625
Sycamore Networks, Inc. (a)	562	8,762
Symmetricom, Inc. (a)	1,416	7,873
Ubiquiti Networks, Inc.	300	9,906
ViaSat, Inc. (a)	1,112	53,710
Westell Technologies, Inc. Class A (a)	1,298	2,959
		669,838
Computers & Peripherals - 0.7%
3D Systems Corp. (a)	1,247	36,774
Avid Technology, Inc. (a)	980	8,516
Cray, Inc. (a)	1,104	12,310
Dot Hill Systems Corp. (a)	1,942	2,428
Electronics for Imaging, Inc. (a)	1,429	25,508
Imation Corp. (a)	1,008	5,846
Immersion Corp. (a)	774	4,218
Intermec, Inc. (a)	1,764	9,384
Intevac, Inc. (a)	803	6,472
Novatel Wireless, Inc. (a)	1,291	3,731
OCZ Technology Group, Inc. (a)	1,952	11,517
Quantum Corp. (a)	6,535	15,553
Rimage Corp.	210	1,909
Silicon Graphics International Corp. (a)	920	8,685
STEC, Inc. (a)	1,116	9,252
Stratasys, Inc. (a)	645	33,030
Super Micro Computer, Inc. (a)	867	15,303
Synaptics, Inc. (a)	984	30,219
Xyratex Ltd.	834	12,110
		252,765
Electronic Equipment & Components - 2.5%
Aeroflex Holding Corp. (a)	648	7,258
Agilysys, Inc. (a)	506	4,433
Anixter International, Inc.	876	60,076
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Badger Meter, Inc.	477	$ 17,620
Benchmark Electronics, Inc. (a)	1,895	30,093
Brightpoint, Inc. (a)	1,965	12,026
Checkpoint Systems, Inc. (a)	1,166	12,779
Cognex Corp.	1,273	51,238
Coherent, Inc. (a)	707	37,188
CTS Corp.	1,073	11,513
Daktronics, Inc.	1,165	9,483
DDi Corp.	414	5,374
DTS, Inc. (a)	508	15,850
Echelon Corp. (a)	1,038	4,526
Electro Rent Corp.	531	8,273
Electro Scientific Industries, Inc.	733	10,453
eMagin Corp. (a)	305	949
Fabrinet (a)	582	9,789
FARO Technologies, Inc. (a)	495	27,710
FEI Co. (a)	1,173	58,849
GSI Group, Inc. (a)	841	10,151
Identive Group, Inc. (a)	1,578	3,251
Insight Enterprises, Inc. (a)	1,361	27,642
InvenSense, Inc.	260	4,181
KEMET Corp. (a)	1,308	11,131
LeCroy Corp. (a)	548	5,666
Littelfuse, Inc.	638	39,983
Maxwell Technologies, Inc. (a)	861	8,188
Measurement Specialties, Inc. (a)	460	16,436
Mercury Computer Systems, Inc. (a)	902	11,906
Methode Electronics, Inc. Class A	1,105	9,337
MicroVision, Inc. (a)	406	755
MTS Systems Corp.	479	22,978
Multi-Fineline Electronix, Inc. (a)	291	7,709
NeoPhotonics Corp. (a)	296	1,400
Newport Corp. (a)	1,150	19,631
OSI Systems, Inc. (a)	587	39,247
Park Electrochemical Corp.	641	18,493
PC Connection, Inc.	392	3,144
Plexus Corp. (a)	1,094	35,413
Power-One, Inc. (a)	2,178	9,322
Pulse Electronics Corp.	1,299	2,663
RadiSys Corp. (a)	652	4,140
RealD, Inc. (a)	1,220	14,738
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Richardson Electronics Ltd.	412	$ 5,195
Rofin-Sinar Technologies, Inc. (a)	854	21,521
Rogers Corp. (a)	454	17,384
Sanmina-SCI Corp. (a)	2,424	21,574
ScanSource, Inc. (a)	795	26,203
SYNNEX Corp. (a)	780	29,710
TTM Technologies, Inc. (a)	1,491	15,402
Universal Display Corp. (a)	1,177	52,930
Viasystems Group, Inc. (a)	107	2,385
Vishay Precision Group, Inc. (a)	418	6,053
X-Rite, Inc. (a)	840	4,654
Zygo Corp. (a)	484	9,578
		935,574
Internet Software & Services - 1.7%
Active Network, Inc.	412	6,922
Ancestry.com, Inc. (a)	927	24,751
Angie's List, Inc.	280	3,906
Bankrate, Inc.	676	15,832
Bazaarvoice, Inc.	352	6,973
Brightcove, Inc.	136	2,550
Carbonite, Inc.	173	1,382
comScore, Inc. (a)	946	18,844
Constant Contact, Inc. (a)	886	21,415
Cornerstone OnDemand, Inc. (a)	361	7,502
DealerTrack Holdings, Inc. (a)	1,247	37,198
Demand Media, Inc. (a)	392	3,258
Dice Holdings, Inc. (a)	1,555	16,763
Digital River, Inc. (a)	1,160	21,820
EarthLink, Inc.	3,189	25,895
FriendFinder Networks, Inc. (a)	51	56
InfoSpace, Inc. (a)	1,164	12,955
Internap Network Services Corp. (a)	1,544	10,870
IntraLinks Holdings, Inc. (a)	1,086	5,061
j2 Global, Inc.	1,393	35,981
Keynote Systems, Inc.	487	8,961
KIT Digital, Inc. (a)(d)	1,171	7,939
Limelight Networks, Inc. (a)	1,673	4,584
Liquidity Services, Inc. (a)	561	29,918
LivePerson, Inc. (a)	1,550	24,614
LogMeIn, Inc. (a)	626	22,542
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LoopNet, Inc. (a)	529	$ 10,141
Marchex, Inc. Class B	626	2,178
Move, Inc. (a)	1,112	9,674
NIC, Inc.	1,967	22,011
OpenTable, Inc. (a)	708	31,669
Openwave Systems, Inc. (a)	2,731	7,046
Perficient, Inc. (a)	790	9,488
quepasa.com, Inc. (a)	63	239
QuinStreet, Inc. (a)	839	8,818
RealNetworks, Inc.	565	5,407
Responsys, Inc.	324	4,141
Saba Software, Inc. (a)	929	9,030
SciQuest, Inc. (a)	327	4,856
SPS Commerce, Inc. (a)	255	7,094
Stamps.com, Inc. (a)	382	11,089
Support.com, Inc. (a)	1,635	5,935
TechTarget, Inc. (a)	543	4,040
Travelzoo, Inc. (a)	158	4,102
United Online, Inc.	2,683	12,717
ValueClick, Inc. (a)	2,336	49,476
Vocus, Inc. (a)	564	7,293
Web.com, Inc. (a)	865	11,202
XO Group, Inc. (a)	903	8,371
Zillow, Inc.	139	4,847
Zix Corp. (a)	1,696	4,800
		634,156
IT Services - 2.0%
Acxiom Corp. (a)	2,401	32,966
CACI International, Inc. Class A (a)	818	50,004
Cardtronics, Inc. (a)	1,304	34,373
Cass Information Systems, Inc.	276	11,302
Ciber, Inc. (a)	2,004	8,337
Computer Task Group, Inc. (a)	448	6,460
Convergys Corp. (a)	3,132	41,875
CSG Systems International, Inc. (a)	1,013	14,587
Dynamics Research Corp. (a)	303	2,179
Echo Global Logistics, Inc. (a)	336	5,722
EPAM Systems, Inc.	99	2,043
Euronet Worldwide, Inc. (a)	1,557	33,678
ExlService Holdings, Inc. (a)	533	14,753
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Forrester Research, Inc.	436	$ 15,456
Global Cash Access Holdings, Inc. (a)	2,028	17,137
Hackett Group, Inc. (a)	898	5,128
Heartland Payment Systems, Inc.	1,184	36,076
Higher One Holdings, Inc. (a)	939	14,808
iGate Corp. (a)	927	18,039
Jack Henry & Associates, Inc.	2,625	89,145
Lionbridge Technologies, Inc. (a)	1,723	4,738
ManTech International Corp. Class A	714	22,434
Maximus, Inc.	1,035	45,799
ModusLink Global Solutions, Inc.	1,423	7,044
MoneyGram International, Inc. (a)	366	6,163
NCI, Inc. Class A (a)	122	605
PRG-Schultz International, Inc. (a)	678	4,285
Sapient Corp.	3,285	39,321
ServiceSource International, Inc. (a)	288	4,775
Syntel, Inc.	469	28,088
Teletech Holdings, Inc. (a)	797	12,075
TNS, Inc. (a)	739	15,076
Unisys Corp. (a)	1,342	25,042
Virtusa Corp. (a)	410	6,187
Wright Express Corp. (a)	1,159	73,967
		749,667
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	1,272	15,188
Alpha & Omega Semiconductor Ltd. (a)	474	4,688
Amkor Technology, Inc. (a)	2,711	14,016
Amtech Systems, Inc. (a)	400	2,792
ANADIGICS, Inc. (a)	1,777	3,927
Applied Micro Circuits Corp. (a)	1,879	10,485
ATMI, Inc. (a)	974	20,464
Axcelis Technologies, Inc. (a)	2,783	3,785
AXT, Inc. (a)	916	4,662
Brooks Automation, Inc.	1,986	23,355
Cabot Microelectronics Corp.	706	24,272
Cavium, Inc. (a)	1,485	43,451
Ceva, Inc. (a)	679	14,999
Cirrus Logic, Inc. (a)	2,002	54,815
Cohu, Inc.	769	8,444
Cymer, Inc. (a)	907	47,019
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Diodes, Inc. (a)	1,069	$ 23,828
DSP Group, Inc. (a)	564	3,689
Entegris, Inc. (a)	4,075	36,064
Entropic Communications, Inc. (a)	2,506	10,600
Exar Corp. (a)	1,159	9,179
FormFactor, Inc. (a)	1,550	8,680
FSI International, Inc. (a)	1,054	5,344
GSI Technology, Inc. (a)	721	3,050
GT Advanced Technologies, Inc. (a)	3,505	22,818
Hittite Microwave Corp. (a)	955	51,131
Inphi Corp. (a)	593	6,019
Integrated Device Technology, Inc. (a)	4,377	29,632
Integrated Silicon Solution, Inc. (a)	854	9,069
Intermolecular, Inc.	188	1,254
IXYS Corp. (a)	683	8,510
Kopin Corp. (a)	2,114	7,547
Kulicke & Soffa Industries, Inc. (a)	2,132	27,929
Lattice Semiconductor Corp. (a)	3,591	19,607
LTX-Credence Corp. (a)	1,436	9,908
MaxLinear, Inc. Class A (a)	504	2,444
Micrel, Inc.	1,463	15,932
Microsemi Corp. (a)	2,590	55,737
Mindspeed Technologies, Inc. (a)	999	5,005
MIPS Technologies, Inc. (a)	1,684	11,013
MKS Instruments, Inc.	1,597	44,157
Monolithic Power Systems, Inc. (a)	926	19,187
MoSys, Inc. (a)	1,001	3,604
Nanometrics, Inc. (a)	601	9,322
NVE Corp. (a)	157	7,957
Omnivision Technologies, Inc. (a)	1,610	29,656
PDF Solutions, Inc. (a)	615	5,424
Pericom Semiconductor Corp. (a)	804	6,319
Photronics, Inc. (a)	1,802	11,154
PLX Technology, Inc. (a)	1,161	4,621
Power Integrations, Inc.	858	32,501
Rambus, Inc. (a)	3,110	15,830
RF Micro Devices, Inc. (a)	8,293	35,909
Rubicon Technology, Inc. (a)	457	4,319
Rudolph Technologies, Inc. (a)	1,044	11,275
Semtech Corp. (a)	1,996	54,411
Sigma Designs, Inc. (a)	1,076	5,929
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Image, Inc. (a)	2,599	$ 15,594
Spansion, Inc. Class A (a)	1,516	18,283
Standard Microsystems Corp. (a)	678	17,953
STR Holdings, Inc. (a)	1,060	4,049
Supertex, Inc. (a)	338	6,919
Tessera Technologies, Inc.	1,541	24,101
TriQuint Semiconductor, Inc. (a)	5,231	25,527
Ultra Clean Holdings, Inc. (a)	605	4,144
Ultratech, Inc. (a)	774	24,722
Veeco Instruments, Inc. (a)	1,225	36,983
Volterra Semiconductor Corp. (a)	744	24,470
		1,184,671
Software - 4.2%
Accelrys, Inc. (a)	1,615	13,291
ACI Worldwide, Inc. (a)	1,185	47,234
Actuate Corp. (a)	1,017	7,221
Advent Software, Inc. (a)	971	26,207
American Software, Inc. Class A	575	4,761
Aspen Technology, Inc. (a)	2,501	49,470
AVG Technologies NV	264	3,656
Blackbaud, Inc.	1,352	41,885
Bottomline Technologies, Inc. (a)	1,123	26,424
BroadSoft, Inc. (a)	673	28,811
Callidus Software, Inc. (a)	1,000	7,920
CommVault Systems, Inc. (a)	1,342	69,878
Concur Technologies, Inc. (a)	1,356	76,695
Convio, Inc. (a)	323	5,168
Deltek, Inc. (a)	749	7,820
Digimarc Corp.	167	4,367
Ebix, Inc.	902	18,446
Ellie Mae, Inc.	367	4,756
EPIQ Systems, Inc.	977	11,099
ePlus, Inc. (a)	107	3,174
Fair Isaac Corp.	1,077	46,203
FalconStor Software, Inc. (a)	1,021	3,359
Glu Mobile, Inc. (a)	1,508	6,861
Guidance Software, Inc. (a)	308	2,923
Guidewire Software, Inc.	276	7,513
Imperva, Inc.	157	5,459
Interactive Intelligence Group, Inc. (a)	421	12,487
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
JDA Software Group, Inc. (a)	1,285	$ 37,111
Jive Software, Inc.	451	10,738
Kenexa Corp. (a)	802	26,201
Manhattan Associates, Inc. (a)	616	30,892
Mentor Graphics Corp. (a)	2,907	42,006
MicroStrategy, Inc. Class A (a)	245	34,246
Monotype Imaging Holdings, Inc. (a)	1,137	16,134
Motricity, Inc. (a)	1,631	1,680
NetScout Systems, Inc. (a)	1,055	21,828
NetSuite, Inc. (a)	858	38,078
Opnet Technologies, Inc.	402	9,310
Parametric Technology Corp. (a)	3,552	76,652
Pegasystems, Inc.	518	19,264
Progress Software Corp. (a)	1,898	43,920
PROS Holdings, Inc. (a)	657	12,936
QAD, Inc. Class A	129	1,593
QLIK Technologies, Inc. (a)	2,182	62,863
Quest Software, Inc. (a)	1,702	39,606
RealPage, Inc. (a)	978	17,751
Rosetta Stone, Inc. (a)	395	4,132
SeaChange International, Inc. (a)	899	7,390
Smith Micro Software, Inc. (a)	884	1,777
SolarWinds, Inc. (a)	1,738	81,530
Sourcefire, Inc. (a)	871	44,412
SRS Labs, Inc. (a)	423	4,031
SS&C Technologies Holdings, Inc. (a)	732	17,400
Synchronoss Technologies, Inc. (a)	789	24,696
Take-Two Interactive Software, Inc. (a)	2,279	32,134
Tangoe, Inc. (a)	361	7,393
TeleCommunication Systems, Inc. Class A (a)	1,801	3,476
TeleNav, Inc. (a)	392	2,654
THQ, Inc. (a)	3,353	2,271
TiVo, Inc. (a)	3,609	38,941
Tyler Technologies, Inc. (a)	918	36,674
Ultimate Software Group, Inc. (a)	792	61,111
Vasco Data Security International, Inc. (a)	808	6,294
Verint Systems, Inc. (a)	627	18,960
VirnetX Holding Corp. (a)	1,214	30,156
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Wave Systems Corp. Class A (a)	2,301	$ 3,290
Websense, Inc. (a)	1,160	24,058
		1,538,677
TOTAL INFORMATION TECHNOLOGY		5,965,348
MATERIALS - 4.5%
Chemicals - 2.1%
A. Schulman, Inc.	960	23,626
American Vanguard Corp.	658	16,450
Balchem Corp.	881	25,461
Calgon Carbon Corp. (a)	1,686	23,334
Chase Corp.	239	3,549
Chemtura Corp. (a)	2,913	49,579
Ferro Corp. (a)	2,616	13,577
Flotek Industries, Inc. (a)	1,573	21,456
FutureFuel Corp.	631	6,209
Georgia Gulf Corp. (a)	1,037	36,762
GSE Holding, Inc.	285	3,605
H.B. Fuller Co.	1,506	49,547
Hawkins, Inc.	263	9,134
Innophos Holdings, Inc.	644	31,665
Innospec, Inc. (a)	690	20,859
KMG Chemicals, Inc.	194	3,345
Koppers Holdings, Inc.	612	23,795
Kraton Performance Polymers, Inc. (a)	953	24,778
Landec Corp. (a)	678	4,366
LSB Industries, Inc. (a)	533	18,079
Minerals Technologies, Inc.	553	37,106
NewMarket Corp.	276	61,609
Olin Corp.	2,467	51,708
OM Group, Inc. (a)	932	22,480
OMNOVA Solutions, Inc. (a)	1,382	10,835
PolyOne Corp.	2,814	39,002
Quaker Chemical Corp.	374	16,232
Senomyx, Inc. (a)	1,432	3,136
Sensient Technologies Corp.	1,548	57,508
Spartech Corp. (a)	1,045	5,100
Stepan Co.	255	23,169
TPC Group, Inc. (a)	396	16,624
Tredegar Corp.	723	12,544
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Zep, Inc.	601	$ 8,564
Zoltek Companies, Inc. (a)	874	9,640
		784,433
Construction Materials - 0.2%
Eagle Materials, Inc.	1,348	47,477
Headwaters, Inc. (a)	1,695	7,356
Texas Industries, Inc.	695	23,359
United States Lime & Minerals, Inc. (a)	77	3,694
		81,886
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	118	4,115
Boise, Inc.	2,653	20,269
Graphic Packaging Holding Co. (a)	4,731	25,311
Myers Industries, Inc.	956	15,803
		65,498
Metals & Mining - 1.4%
A.M. Castle & Co. (a)	448	5,999
Amcol International Corp.	715	23,566
Century Aluminum Co. (a)	1,606	14,775
Coeur d'Alene Mines Corp. (a)	2,684	57,840
General Moly, Inc. (a)	2,063	6,684
Globe Specialty Metals, Inc.	1,904	25,399
Gold Resource Corp.	829	22,482
Golden Minerals Co. (a)	888	6,633
Golden Star Resources Ltd. (a)	8,136	12,520
Handy & Harman Ltd. (a)	287	4,153
Haynes International, Inc.	376	23,451
Hecla Mining Co.	8,275	35,417
Horsehead Holding Corp. (a)	1,259	14,139
Jaguar Mining, Inc. (a)	2,581	6,995
Kaiser Aluminum Corp.	495	26,022
Materion Corp.	652	16,111
McEwen Mining, Inc. (a)	3,306	12,530
Metals USA Holdings Corp. (a)	315	4,750
Midway Gold Corp. (a)	3,024	4,355
Noranda Aluminium Holding Corp.	706	7,498
Olympic Steel, Inc.	311	6,571
Paramount Gold & Silver Corp. (a)	3,871	9,445
Revett Minerals, Inc. (a)	644	2,686
RTI International Metals, Inc. (a)	951	23,347
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Stillwater Mining Co. (a)	3,589	$ 38,510
SunCoke Energy, Inc. (a)	2,117	32,221
Thompson Creek Metals Co., Inc. (a)	4,564	27,215
U.S. Silica Holdings, Inc.	382	6,922
Universal Stainless & Alloy Products, Inc. (a)	219	10,162
US Energy Corp. (a)	1,040	2,725
Vista Gold Corp. (a)	2,328	7,031
Worthington Industries, Inc.	1,676	29,900
		528,054
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	1,220	39,540
Clearwater Paper Corp. (a)	669	22,057
Deltic Timber Corp.	329	20,095
Glatfelter	1,304	20,316
Kapstone Paper & Packaging Corp. (a)	1,136	20,516
Louisiana-Pacific Corp. (a)	3,862	34,951
Neenah Paper, Inc.	498	14,223
Schweitzer-Mauduit International, Inc.	485	32,893
Verso Paper Corp. (a)	139	229
Wausau-Mosinee Paper Corp.	1,503	13,617
		218,437
TOTAL MATERIALS		1,678,308
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)	1,760	7,269
AboveNet, Inc. (a)	717	59,633
Alaska Communication Systems Group, Inc.	1,264	3,236
Atlantic Tele-Network, Inc.	296	10,082
Boingo Wireless, Inc.	182	1,916
Cbeyond, Inc. (a)	748	4,810
Cincinnati Bell, Inc. New (a)	6,016	22,861
Cogent Communications Group, Inc. (a)	1,373	25,716
Consolidated Communications Holdings, Inc.	825	15,964
FairPoint Communications, Inc. (a)	580	2,685
General Communications, Inc. Class A (a)	1,016	7,722
Globalstar, Inc. (a)	2,468	1,308
HickoryTech Corp.	369	3,664
IDT Corp. Class B	396	3,334
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
inContact, Inc. (a)	856	$ 4,665
Iridium Communications, Inc. (a)	1,299	11,418
Lumos Networks Corp.	518	4,683
Neutral Tandem, Inc. (a)	1,023	11,887
ORBCOMM, Inc. (a)	1,203	3,922
Premiere Global Services, Inc. (a)	1,576	14,105
SureWest Communications	424	9,574
Towerstream Corp. (a)	1,300	5,967
Vonage Holdings Corp. (a)	4,192	8,552
		244,973
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. (a)	1,775	9,958
NTELOS Holdings Corp.	424	8,573
Shenandoah Telecommunications Co.	746	8,318
USA Mobility, Inc.	694	8,966
		35,815
TOTAL TELECOMMUNICATION SERVICES		280,788
UTILITIES - 3.2%
Electric Utilities - 1.4%
Allete, Inc.	1,003	41,334
Central Vermont Public Service Corp.	392	13,818
Cleco Corp.	1,835	74,868
El Paso Electric Co.	1,271	38,943
Empire District Electric Co.	1,298	26,635
IDACORP, Inc.	1,504	61,273
MGE Energy, Inc.	739	33,802
Otter Tail Corp.	1,096	24,068
PNM Resources, Inc.	2,332	43,748
Portland General Electric Co.	2,328	60,132
UIL Holdings Corp.	1,541	52,964
Unisource Energy Corp.	1,134	41,278
Unitil Corp.	316	8,361
		521,224
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	279	11,724
Laclede Group, Inc.	712	28,039
New Jersey Resources Corp.	1,244	53,791
Northwest Natural Gas Co.	833	38,068
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Piedmont Natural Gas Co., Inc.	2,174	$ 66,264
South Jersey Industries, Inc.	888	43,734
Southwest Gas Corp.	1,394	58,576
WGL Holdings, Inc.	1,557	62,451
		362,647
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp.	3,364	48,021
Black Hills Corp.	1,339	44,200
Dynegy, Inc. (a)	2,830	1,160
Genie Energy Ltd. Class B	489	4,068
Ormat Technologies, Inc.	544	10,755
		108,204
Multi-Utilities - 0.3%
Avista Corp.	1,776	46,957
CH Energy Group, Inc.	458	30,054
NorthWestern Energy Corp.	1,075	38,184
		115,195
Water Utilities - 0.2%
American States Water Co.	595	21,682
Artesian Resources Corp. Class A	208	3,971
Cadiz, Inc. (a)	296	2,495
California Water Service Group	1,225	22,185
Connecticut Water Service, Inc.	269	7,465
Consolidated Water Co., Inc.	410	2,940
Middlesex Water Co.	423	7,851
SJW Corp.	446	10,749
York Water Co.	293	5,119
		84,457
TOTAL UTILITIES		1,191,727
TOTAL COMMON STOCKS (Cost $33,877,843)		36,427,120
Investment Companies - 0.1%

Fidus Investment Corp.	113	1,532
Golub Capital BDC, Inc.	406	6,033
New Mountain Finance Corp.	238	3,215
Investment Companies - continued
	Shares	Value
Solar Capital Ltd.	1,070	$ 22,213
Solar Senior Capital Ltd.	257	4,166
TOTAL INVESTMENT COMPANIES (Cost $38,817)		37,159
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.13% 5/24/12 to 8/30/12 (e) (Cost $99,979)	$ 100,000	99,956
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	543,544	543,544
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	118,525	118,525
TOTAL MONEY MARKET FUNDS (Cost $662,069)		662,069
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $34,678,708)		37,226,304
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(111,855)
NET ASSETS - 100%		$ 37,114,449
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 E-mini Russell 2000 Index Contracts	June 2012	$ 570,430	$ 12,178
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $79,987.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 588
Fidelity Securities Lending Cash Central Fund	476
Total	$ 1,064
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,027,786	$ 5,027,786	$ -	$ -
Consumer Staples	1,295,168	1,295,168	-	-
Energy	2,379,600	2,379,320	280	-
Financials	8,355,908	8,355,908	-	-
Health Care	4,537,492	4,537,492	-	-
Industrials	5,714,995	5,714,995	-	-
Information Technology	5,965,348	5,965,348	-	-
Materials	1,678,308	1,678,308	-	-
Telecommunication Services	280,788	280,788	-	-
Utilities	1,191,727	1,191,727	-	-
Investment Companies	37,159	37,159	-	-
U.S. Government and Government Agency Obligations	99,956	-	99,956	-
Money Market Funds	662,069	662,069	-	-
Total Investments in Securities:	$ 37,226,304	$ 37,126,068	$ 100,236	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 12,178	$ 12,178	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 12,178	$ -
Total Value of Derivatives	$ 12,178	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $113,003) - See accompanying schedule: Unaffiliated issuers (cost $34,016,639)	$ 36,564,235
Fidelity Central Funds (cost $662,069)	662,069
Total Investments (cost $34,678,708)		$ 37,226,304
Receivable for investments sold		45,888
Receivable for fund shares sold		935,247
Dividends receivable		14,269
Distributions receivable from Fidelity Central Funds		576
Receivable from investment adviser for expense reductions		1,857
Other receivables		359
Total assets		38,224,500

Liabilities
Payable for investments purchased	$ 715,558
Payable for fund shares redeemed	258,067
Accrued management fee	4,327
Payable for daily variation margin on futures contracts	10,150
Other affiliated payables	3,424
Collateral on securities loaned, at value	118,525
Total liabilities		1,110,051

Net Assets		$ 37,114,449
Net Assets consist of:
Paid in capital		$ 34,300,712
Undistributed net investment income		102,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		151,527
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,559,775
Net Assets		$ 37,114,449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($12,115,717 ÷ 1,028,108 shares)	$ 11.78

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($23,850,765 ÷ 2,022,227 shares)	$ 11.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($573,942 ÷ 48,654 shares)	$ 11.80

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($574,025 ÷ 48,657 shares)	$ 11.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements - continued

Statement of Operations

	For the period September 8, 2011 (commencement of operations) to April 30, 2012

Investment Income
Dividends		$ 198,286
Interest		77
Income from Fidelity Central Funds		1,064
Total income		199,427

Expenses
Management fee	$ 19,858
Transfer agent fees	13,074
Independent trustees' compensation	37
Total expenses before reductions	32,969
Expense reductions	(7,660)	25,309
Net investment income (loss)		174,118
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,251
Foreign currency transactions	(1)
Futures contracts	20,864
Total net realized gain (loss)		166,114
Change in net unrealized appreciation (depreciation) on: Investment securities	2,547,596
Assets and liabilities in foreign currencies	1
Futures contracts	12,178
Total change in net unrealized appreciation (depreciation)		2,559,775
Net gain (loss)		2,725,889
Net increase (decrease) in net assets resulting from operations		$ 2,900,007

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 174,118
Net realized gain (loss)	166,114
Change in net unrealized appreciation (depreciation)	2,559,775
Net increase (decrease) in net assets resulting from operations	2,900,007
Distributions to shareholders from net investment income	(62,637)
Share transactions - net increase (decrease)	34,272,912
Redemption fees	4,167
Total increase (decrease) in net assets	37,114,449

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $102,435)	$ 37,114,449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	1.73
Total from investment operations	1.82
Distributions from net investment income	(.04)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.78
Total Return B,C	18.27%
Ratios to Average Net Assets E,H
Expenses before reductions	.36% A
Expenses net of fee waivers, if any	.31% A
Expenses net of all reductions	.31% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,116
Portfolio turnover rate F	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.73
Total from investment operations	1.83
Distributions from net investment income	(.04)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.79
Total Return B,C	18.38%
Ratios to Average Net Assets E,H
Expenses before reductions	.23% A
Expenses net of fee waivers, if any	.17% A
Expenses net of all reductions	.17% A
Net investment income (loss)	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,851
Portfolio turnover rate F	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.74
Total from investment operations	1.84
Distributions from net investment income	(.04)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.80
Total Return B,C	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A
Expenses net of fee waivers, if any	.13% A
Expenses net of all reductions	.13% A
Net investment income (loss)	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 574
Portfolio turnover rate F	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended April 30,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.75
Total from investment operations	1.85
Distributions from net investment income	(.05)
Redemption fees added to paid in capital D,I	-
Net asset value, end of period	$ 11.80
Total Return B,C	18.50%
Ratios to Average Net Assets E,H
Expenses before reductions	.15% A
Expenses net of fee waivers, if any	.11% A
Expenses net of all reductions	.11% A
Net investment income (loss)	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 574
Portfolio turnover rate F	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on each Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Spartan Small Cap Index Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 42,251,213	$ 4,591,269	$ (967,658)	$ 3,623,611
Spartan Small Cap Index Fund	34,680,190	3,926,882	(1,380,768)	2,546,114

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Spartan Mid Cap Index Fund	$ 184,698	$ 25,268	$ 3,623,611
Spartan Small Cap Index Fund	244,081	23,541	2,546,114

The tax character of distributions paid was as follows:

April 30, 2012	Ordinary Income
Spartan Mid Cap Index Fund	$ 66,999
Spartan Small Cap Index Fund	62,637

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts (a)	$ 11,839	$ 13,220
Totals	$ 11,839	$ 13,220
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts (a)	$ 20,864	$ 12,178
Totals	$ 20,864	$ 12,178

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	42,657,107	820,271
Spartan Small Cap Index Fund	34,736,143	943,110

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 4,783
Fidelity Advantage Class	4,555
Institutional Class	1,358
$ 10,696
Spartan Small Cap Index Fund
Investor Class	$ 6,963
Fidelity Advantage Class	5,850
Institutional Class	261
$ 13,074

7. Committed Line of Credit.

The Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit. There were no commitment fees paid during the period by the Funds. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Annual Report

8. Security Lending - continued

market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Mid Cap Index Fund	$ 48
Spartan Small Cap Index Fund	476

9. Expense Reductions.

FMR contractually agreed to reimburse each class of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Spartan Mid Cap Index Fund
Investor Class	.26%	$ 1,725
Fidelity Advantage Class	.12%	4,716
Institutional Class	.08%	4,222
Fidelity Advantage Institutional Class	.06%	529
Spartan Small Cap Index Fund
Investor Class	.31%	$ 1,827
Fidelity Advantage Class	.17%	4,745
Institutional Class	.13%	544
Fidelity Advantage Institutional Class	.11%	542

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 2
Spartan Small Cap Index Fund	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012 A
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 6,655
Fidelity Advantage Class	34,019
Institutional Class	13,080
Fidelity Advantage Institutional Class	13,245
Total	$ 66,999
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 8,321
Fidelity Advantage Class	31,978
Institutional Class	11,085
Fidelity Advantage Institutional Class	11,253
Total	$ 62,637

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

Period ended April 30, 2012	Shares A	Dollars A
Spartan Mid Cap Index Fund
Investor Class
Shares sold	1,073,102	$ 11,607,584
Reinvestment of distributions	599	6,228
Shares redeemed	(406,668)	(4,362,958)
Net increase (decrease)	667,033	$ 7,250,854

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11. Share Transactions - continued

Period ended April 30, 2012	Shares A	Dollars A
Spartan Mid Cap Index Fund
Fidelity Advantage Class
Shares sold	2,236,312	$ 24,308,504
Reinvestment of distributions	3,211	33,395
Shares redeemed	(623,558)	(6,714,796)
Net increase (decrease)	1,615,965	$ 17,627,103
Institutional Class
Shares sold	2,095,745	$ 22,346,011
Reinvestment of distributions	1,258	13,080
Shares redeemed	(445,813)	(4,907,524)
Net increase (decrease)	1,651,190	$ 17,451,567
Fidelity Advantage Institutional Class
Shares sold	259,312	$ 2,600,406
Reinvestment of distributions	1,274	13,245
Shares redeemed	(251,275)	(2,668,444)
Net increase (decrease)	9,311	$ (54,793)
Spartan Small Cap Index Fund
Investor Class
Shares sold	1,370,303	$ 15,166,122
Reinvestment of distributions	719	7,701
Shares redeemed	(342,914)	(3,653,649)
Net increase (decrease)	1,028,108	$ 11,520,174
Fidelity Advantage Class
Shares sold	2,460,346	$ 27,426,525
Reinvestment of distributions	2,986	31,978
Shares redeemed	(441,105)	(5,076,161)
Net increase (decrease)	2,022,227	$ 22,382,342
Institutional Class
Shares sold	250,001	$ 2,500,010
Reinvestment of distributions	1,035	11,085
Shares redeemed	(202,382)	(2,325,911)
Net increase (decrease)	48,654	$ 185,184
Fidelity Advantage Institutional Class
Shares sold	250,000	$ 2,500,010
Reinvestment of distributions	1,051	11,253
Shares redeemed	(202,394)	(2,326,051)
Net increase (decrease)	48,657	$ 185,212

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

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Notes to Financial Statements - continued

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and Shareholders of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, Funds of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2012, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from September 8, 2011 (commencement of operations) to April 30, 2012. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, Funds of Fidelity Salem Street Trust as of April 30, 2012, and the results of their operations, the changes in their net assets, and the financial highlights for the period from September 8, 2011 (commencement of operations) to April 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

Spartan Mid Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	06/11/2012	06/08/2012	$0.03100	$0.017
Fidelity Advantage Class	06/11/2012	06/08/2012	$0.03260	$0.017
Spartan Small Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	06/11/2012	06/08/2012	$0.02700	$0.050
Fidelity Advantage Class	06/11/2012	06/08/2012	$0.02862	$0.050

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Mid Cap Index Fund	$25,268
Spartan Small Cap Index Fund	$23,541

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Spartan Mid Cap Index Fund
Investor Class	86%
Fidelity Advantage Class	85%
Spartan Small Cap Index Fund
Investor Class	66%
Fidelity Advantage Class	65%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Mid Cap Index Fund
Investor Class	87%
Fidelity Advantage Class	86%
Spartan Small Cap Index Fund
Investor Class	66%
Fidelity Advantage Class	65%

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCX-SCX-UANN-0612
1.929311.100

Item 2. Code of Ethics

As of the end of the period, April 30, 2012, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the "Funds"):

Services Billed by Deloitte Entities

April 30, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Mid Cap Index Fund	$30,000	$-	$4,600	$200
Spartan Small Cap Index Fund	$34,000	$-	$4,600	$200

April 30, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Mid Cap Index Fund	$-	$-	$-	$-
Spartan Small Cap Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund commenced operations on September 8, 2011.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2012A,B	April 30, 2011 FeesA,B
Audit-Related Fees	$410,000	$645,000
Tax Fees	$-	$-
All Other Fees	$610,000	$730,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2012 A,B	April 30, 2011 A,B
Deloitte Entities	$1,135,000	$1,465,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in their audits of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2012